                                                       Registration No. 33-65343
                                                                       811-07465


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 10

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                  ---------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                            --------------

                                ERNEST J. WRIGHT
                                    Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                           --------------------------
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering: .

It is proposed that this filing will become effective (check appropriate box):

____           immediately upon filing pursuant to paragraph (b) of Rule 485.
__X_           on May 1, 2000 pursuant to paragraph (b) of Rule 485.
____           60 days after filing pursuant to paragraph (a)(1) of Rule 485.
____           on ___________ pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

______ this post-effective amendment designates a new effective date for a previously filed post effective amendment.

                                     PART A

                      Information Required in a Prospectus

               TRAVELERS PORTFOLIO ARCHITECT ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

Capital Appreciation Fund
Money Market Portfolio

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.

  Premier Growth Portfolio Class B

DELAWARE GROUP PREMIUM FUND

  REIT Series
DREYFUS VARIABLE INVESTMENT FUND

  Appreciation Portfolio*

  Small Cap Portfolio
GREENWICH STREET SERIES FUND

  Equity Index Portfolio Class II Shares

JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio Service Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.

  Capital Fund


  Investors Fund


  Small Cap Growth Fund


TRAVELERS SERIES FUND INC.

  Alliance Growth Portfolio

TRAVELERS SERIES FUND INC. (CONTINUED)

  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio

VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)


  Contrafund(R) Portfolio -- Service Class 2

WARBURG PINCUS TRUST

  Emerging Markets Portfolio


---------------


    * Formerly Capital Appreciation Portfolio.


The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms...............       2
Summary..............................       3
Fee Table............................       6
Condensed Financial Information......       9
The Annuity Contract.................       9
  Contract Owner Inquiries...........       9
  Purchase Payments..................       9
  Accumulation Units.................       9
  The Funding Options................      10
Charges and Deductions...............      12
  General............................      12
  Withdrawal Charge..................      13
  Free Withdrawal Allowance..........      14
  Administrative Charges.............      14
  Mortality and Expense Risk
     Charge..........................      14
  Funding Option Expenses............      14
  Premium Tax........................      14
  Changes in Taxes Based Upon Premium
     or Value........................      15
Transfers............................      15
  Dollar Cost Averaging..............      15
Access to Your Money.................      16
  Systematic Withdrawals.............      16
  Loans..............................      17
Ownership Provisions.................      17
  Types of Ownership.................      17
     Contract Owner..................      17
     Beneficiary.....................      17
     Annuitant.......................      17
Death Benefit........................      17
  Death Proceeds Before the Maturity
     Date............................      18
  Payment of Proceeds................      18
  Death Proceeds After the Maturity
     Date............................      20
The Annuity Period...................      20
  Maturity Date......................      20
  Allocation of Annuity..............      21
  Variable Annuity...................      21
  Fixed Annuity......................      22
Payment Options......................      22
  Election of Options................      22
  Annuity Options....................      22
  Income Options.....................      23
Miscellaneous Contract Provisions....      23
  Right to Return....................      23
  Termination........................      24
  Required Reports...................      24
  Suspension of Payments.............      24
  Transfers of Contract Values to
     Other Annuities.................      24
The Separate Accounts................      24
  Performance Information............      25
Federal Tax Considerations...........      25
  General Taxation of Annuities......      26
  Types of Contracts: Qualified or
     Nonqualified....................      26
  Nonqualified Annuity Contracts.....      26
  Qualified Annuity Contracts........      27
  Penalty Tax for Premature
     Distributions...................      27
  Diversification Requirements for
     Variable Annuities..............      27
  Ownership of the Investments.......      27
  Mandatory Distributions for
     Qualified Plans.................      28
  Taxation of Death Benefit
     Proceeds........................      28
Other Information....................      28
  The Insurance Companies............      28
  Financial Statements...............      28
  IMSA...............................      28
  Distribution of Variable Annuity
     Contracts.......................      29
  Conformity with State and Federal
     Laws............................      29
  Voting Rights......................      29
  Legal Proceedings and Opinions.....      29
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company..................     A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company................     B-1
Appendix C: The Fixed Account........     C-1
Appendix D: Contents of the Statement
  of Additional Information..........     D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit....................       9
Accumulation Period..................       9
Annuitant............................      17
Annuity Payments.....................       9
Annuity Unit.........................       9
Cash Surrender Value.................      16
Contingent Annuitant.................      17
Contract Date........................       9
Contract Owner (You, Your)...........      17
Contract Value.......................       9
Contract Year........................       9
Death Report Date....................      17
Fixed Account........................     C-1
Funding Option(s)....................      10
Joint Owner..........................      17
Maturity Date........................       9
Purchase Payment.....................       9
Underlying Fund......................      10
Written Request......................       9

                                    SUMMARY:

                     TRAVELERS PORTFOLIO ARCHITECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.


Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York


---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually.

The annual M&E charge is 1.25%. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                1 or less                                 6%
                    2                                     6%
                    3                                     5%
                    4                                     5%
                    5                                     4%
                    6                                     3%
                    7                                     2%
                8 and over                                0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                     $30
       (Waived if contract value is $40,000 or more)


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
    Mortality & Expense Risk Charge.........................     1.25%
    Administrative Expense Charge...........................     0.15%
                                                                 ----
        Total Separate Account Charges                           1.40%
FUNDING OPTION EXPENSES:

      (as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)


                                                                                            TOTAL ANNUAL
                                                                                             OPERATING
                                           MANAGEMENT FEE                OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund................       0.75%                         0.08%             0.83%
Money Market Portfolio...................       0.32%                         0.08%             0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES FUND,
  INC.
    Premier Growth Portfolio -- Class
      B..................................       1.00%          0.25%          0.04%             1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series..........................       0.64%                         0.21%             0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)............       0.75%                         0.03%             0.78%
    Small Cap Portfolio..................       0.75%                         0.03%             0.78%
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class II
      Shares.............................       0.21%          0.25%          0.05%             0.51%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.............................       0.65%          0.25%          0.02%             0.92%(5)
    Global Life Sciences
      Portfolio -- Service Shares........       0.65%          0.25%          0.19%             1.09%(5)
    Global Technology
      Portfolio -- Service Shares........       0.65%          0.25%          0.13%             1.03%(5)
    Worldwide Growth Portfolio -- Service
      Shares.............................       0.65%          0.25%          0.05%             0.95%(5)
SALOMON BROTHERS VARIABLE SERIES FUND
  INC.
    Capital Fund.........................       0.00%                         1.00%             1.00%(6)
    Investors Fund.......................       0.53%                         0.45%             0.98%(6)
    Small Cap Growth Fund................       0.75%                         0.75%             1.50%(6)
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio............       0.80%                         0.02%             0.82%(7)
    MFS Total Return Portfolio...........       0.80%                         0.04%             0.84%(7)
    Putnam Diversified Income
      Portfolio..........................       0.75%                         0.08%             0.83%(7)

                                                                                            TOTAL ANNUAL
                                                                                             OPERATING
                                           MANAGEMENT FEE                OTHER EXPENSES       EXPENSES
                                           (AFTER EXPENSE                (AFTER EXPENSE    (AFTER EXPENSE
            FUNDING OPTIONS:               REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)    REIMBURSEMENT)
----------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........       0.60%                         0.20%             0.80%(8)
    Disciplined Mid Cap Stock
      Portfolio..........................       0.70%                         0.25%             0.95%(9)
    Disciplined Small Cap Stock
      Portfolio..........................       0.80%                         0.20%             1.00%(8)
    Equity Income Portfolio..............       0.75%                         0.13%             0.88%
    Federated High Yield Portfolio.......       0.65%                         0.19%             0.84%
    Federated Stock Portfolio............       0.63%                         0.19%             0.82%
    Large Cap Portfolio..................       0.75%                         0.12%             0.87%
    Lazard International Stock
      Portfolio..........................       0.83%                         0.23%             1.06%
    MFS Emerging Growth Portfolio........       0.75%                         0.12%             0.87%
    MFS Mid Cap Growth Portfolio.........       0.80%                         0.20%             1.00%(8)
    MFS Research Portfolio...............       0.80%                         0.19%             0.99%
    Strategic Stock Portfolio............       0.60%                         0.30%             0.90%(8)
    Travelers Quality Bond Portfolio.....       0.32%                         0.22%             0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service
      Class 2............................       0.58%          0.25%          0.07%             0.90%(10)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...........       0.00%                         1.40%             1.40%(11)



NOTES:



The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.



(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.



(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.



(3) Formerly Capital Appreciation Portfolio.



(4) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO-CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.



(5) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.



(6) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND; 0.85%, 1.14%, and 1.99% respectively for the CAPITAL FUND; and 0.75%, 15.61%, and 16.36% respectively for the SMALL CAP GROWTH FUND. Expenses for the Small Cap Growth Fund are annualized.



(7) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.



(8) Travelers Insurance has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80% 0.90%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 0.99%, 1.49%, and 1.07% respectively.



(9) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.



(10) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(11) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.


EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                             END OF PERIOD SHOWN:            ANNUITIZED AT END OF PERIOD SHOWN**:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........    83       120       160        258       23        70       120        258
Money Market Portfolio.............    78       107       138        214       18        57        98        214
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    Premier Growth Portfolio --
      Class B......................    87       134       183        304       27        84       143        304
DELAWARE GROUP PREMIUM FUND
    REIT Series....................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio.........    82       119       158        253       22        69       118        253
    Small Cap Portfolio............    82       119       158        253       22        69       118        253
GREENWICH STREET SERIES FUND
    Equity Index Portfolio -- Class
      II Shares....................    80       110       144        225       20        60       104        225
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................    84       123       165        267       24        73       125        267
    Global Life Sciences
      Portfolio -- Service
      Shares.......................    85       128       173        284       25        78       133        284
    Global Technology Portfolio --
      Service Shares...............    85       126       170        278       25        76       130        278
    Worldwide Growth Portfolio --
      Service Shares...............    84       124       166        270       24        74       126        270
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Capital Fund...................    84       125       169        275       24        75       129        275
    Investors Fund.................    84       125       168        273       24        75       128        273
    Small Cap Growth Fund..........    89       140       194        324       29        90       154        324
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio......    83       120       160        257       23        70       120        257
    MFS Total Return Portfolio.....    83       120       161        259       23        70       121        259
    Putnam Diversified Income
      Portfolio....................    83       120       160        258       23        70       120        258
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    82       119       159        255       22        69       119        255
    Disciplined Mid Cap Stock
      Portfolio....................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio....................    84       125       169        275       24        75       129        275
    Equity Income Portfolio........    83       122       163        263       23        72       123        263
    Federated High Yield
      Portfolio....................    83       120       161        259       23        70       121        259
    Federated Stock Portfolio......    83       120       160        257       23        70       120        257
    Large Cap Portfolio............    83       121       162        262       23        71       122        262
    Lazard International Stock
      Portfolio....................    85       127       172        281       25        77       132        281
    MFS Emerging Growth Portfolio..    83       121       162        262       23        71       122        262
    MFS Mid Cap Growth Portfolio...    84       125       169        275       24        75       129        275
    MFS Research Portfolio.........    84       125       168        274       24        75       128        274
    Strategic Stock Portfolio......    83       122       164        265       23        72       124        265
    Travelers Quality Bond
      Portfolio....................    80       111       145        228       20        61       105        228
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio --
      Service Class 2..............    83       122       164        265       23        72       124        265
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....    88       137       189        314       28        87       149        314



* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-9368.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Company LLC
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price both in rising and        Capital Corp.
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
                                 market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
ALLIANCE VARIABLE PRODUCT
SERIES FUND, INC.
    Premier Growth Portfolio     Seeks long-term growth of capital by investing       Alliance Capital Management
    Class B                      primarily in equity securities of a limited
                                 number of large, carefully selected, high quality
                                 U.S. companies that are judged likely to achieve
                                 superior earning momentum.
DELAWARE GROUP PREMIUM FUND
    REIT Series                  Seeks maximum long-term total return by investing    Delaware Management Company,
                                 in securities of companies primarily engaged in      Inc.
                                 the real estate industry. Capital appreciation is    Subadviser: Lincoln Investment
                                 a secondary objective.                               Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
    Appreciation Portfolio       Seeks primarily to provide long-term capital         The Dreyfus Corporation
                                 growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign insurers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation
GREENWICH STREET SERIES FUND
    Equity Index Portfolio       Seeks to replicate, before deduction of expenses,    Travelers Investment Management
    Class II Shares              the total return performance of the S&P 500          Co. ("TIMCO")
                                 Index.
JANUS ASPEN SERIES
    Balanced                     Seeks long-term capital growth, consistent with      Janus Capital
    Portfolio -- Service Shares  preservation of capital and balanced by current income.
    Global Life Sciences         Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies with a life
                                 science orientation.
    Global Technology            Seeks long-term capital growth by investing          Janus Capital
    Portfolio -- Service Shares  primarily in equity securities of U.S. and foreign companies, normally investing at least
                                 65% of its total assets in companies likely to
                                 benefit significantly from advances in
                                 technology.

        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (CONT.)
    Worldwide Growth             Seeks growth of capital in a manner consistent       Janus Capital
    Portfolio -- Service Shares  with preservation of capital by investing primarily in common stocks of companies of any
                                 size throughout the world.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Capital Fund                 Seeks capital appreciation, primarily through        Salomon Brothers Asset
                                 investments in common stocks which are believed      Management ("SBAM")
                                 to have above-average price appreciation
                                 potential and which may involve above average
                                 risk.
    Investors Fund               Seeks long-term growth of capital, and,              SBAM
                                 secondarily, current income, through investments
                                 in common stocks of well-known companies.
    Small Cap Growth Fund        Seeks long-term growth of capital by investing       SBAM
                                 primarily in equity securities of companies with
                                 market capitalizations similar to that of
                                 companies included in the Russell 2000 Index.
TRAVELERS SERIES FUND INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital. Current income    Travelers Investment Adviser
                                 is only an incidental consideration. The             ("TIA")
                                 Portfolio invests predominantly in equity            Subadviser: Alliance Capital
                                 securities of companies with a favorable outlook     Management L.P.
                                 for earnings and whose rate of growth is expected
                                 to exceed that of the U.S. economy over time
    MFS Total Return Portfolio   (a balanced portfolio) Seeks to obtain               TIA
                                 above-average income (compared to a portfolio        Subadviser: Massachusetts
                                 entirely invested in equity securities)              Financial Services Company
                                 consistent with the prudent employment of            ("MFS")
                                 capital. Generally, at least 40% of the
                                 Portfolio's assets are invested in equity
                                 securities
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible bond securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities.
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio                    a broadly diversified portfolio of U.S. common       Subadviser: TIMCO
                                 stocks.
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Co ("FMR")
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500 The
                                 Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).

        FUNDING OPTION                         INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
TRAVELERS SERIES FUND INC.
  (CONTINUED)
    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: FMR
                                 large market capitalizations.
    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks to provide long-term growth of capital.        TAMIC
    Portfolio                    Dividend and interest income from portfolio          Subadviser: MFS
                                 securities, if any, is incidental to the MFS
                                 Portfolio's investment objective.
    MFS Mid Cap Growth           Seeks to obtain long-term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and (ii)
                                 a subset of the S&P Industrial Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
                                 and total return.
VARIABLE INSURANCE PRODUCTS
FUND II
    Fidelity's Contrafund(R)     Seeks long-term capital appreciation by investing    FMR
    Portfolio -- Service Class   primarily in common stocks of companies whose
    2                            value the adviser believes is not fully
                                 recognized by the public.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Credit Suisse Asset Management,
                                 primarily in equity securities of non-U.S.           LLC
                                 issuers consisting of companies in emerging
                                 securities markets.


                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
     1 or less                             6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
         8+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any free withdrawal allowance (as described below), then

     (b) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (c) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP



Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary, or a spousal beneficiary who has chosen not to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.


ANNUITANT


The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.


                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

     (1) the contract value;

     (2) the total purchase payments made under the Contract less all partial withdrawals; or

     (3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.


PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender.


For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

     50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.


DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:


     (1) the contract value; or

     (2) the total purchase payments made under the Contract less all partial withdrawals.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.

PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.



                              QUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------


The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.


                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.



The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.



The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


FINANCIAL STATEMENTS


The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.


IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.



THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior

Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.



THE TRAVELERS LIFE AND ANNUITY COMPANY



There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                            ACCUMULATION UNIT VALUES



                                                   PERIOD ENDED    PERIOD ENDED    PERIOD ENDED       PERIOD FROM
                                                   ------------    -------------   -------------   DECEMBER 16, 1996
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,            TO
                 FUNDING OPTION                        1999            1998            1997        DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period............   $     2.046     $     1.283     $    1.032           $1.000
    Unit Value at end of period..................         3.098           2.046          1.283            1.032
    Number of units outstanding at end of
      period.....................................    25,971,911      10,561,314        870,525               --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of period............   $     1.070     $     1.033     $    1.000               --
    Unit Value at end of period..................         1.107           1.070          1.033               --
    Number of units outstanding at end of
      period.....................................    16,750,270       9,244,927        345,682               --
DELAWARE GROUP PREMIUM FUND
REIT SERIES (6/98)
    Unit Value at beginning of period............   $     0.901     $     1.000             --               --
    Unit Value at end of period..................         0.866           0.901             --               --
    Number of units outstanding at end of
      period.....................................       357,910          96,983             --               --
DREYFUS VARIABLE INVESTMENT FUND
APPRECIATION PORTFOLIO (5/98)*
    Unit Value at beginning of period............   $     1.112     $     1.000             --               --
    Unit Value at end of period..................         1.223           1.112             --               --
    Number of units outstanding at end of
      period.....................................     7,840,789       2,937,245             --               --
SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     0.871     $     1.000             --               --
    Unit Value at end of period..................         1.058           0.871             --               --
    Number of units outstanding at end of
      period.....................................     3,387,052       1,435,805             --               --
GREENWICH STREET SERIES FUND
EQUITY INDEX PORTFOLIO CLASS II SHARES (6/99)
    Unit Value at beginning of year..............   $     1.000              --             --               --
    Unit Value at end of year....................         1.098              --             --               --
    Number of units outstanding at end of year...       753,819              --             --               --
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
INVESTORS FUND (6/98)
    Unit Value at beginning of period............   $     1.029     $     1.000            N/A              N/A
    Unit Value at end of period..................         1.132           1.029            N/A              N/A
    Number of units outstanding at end of
      period.....................................     3,905,967       1,764,644            N/A              N/A
TRAVELERS SERIES FUND INC.
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.679     $     1.319     $    1.037           $1.000
    Unit Value at end of period..................         2.189           1.679          1.319            1.037
    Number of units outstanding at end of
      period.....................................    25,024,627      13,211,206      1,062,634               --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.303     $     1.183     $    1.000              N/A
    Unit Value at end of period..................         1.319           1.303          1.183              N/A
    Number of units outstanding at end of
      period.....................................    27,173,225      16,380,184        962,287              N/A
PUTNAM DIVERSIFIED INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.062     $     1.070     $    1.007           $1.000
    Unit Value at end of period..................         1.059           1.062          1.070            1.007
    Number of units outstanding at end of
      period.....................................     3,396,677       1,955,397         51,659               --
THE TRAVELERS SERIES TRUST
CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     1.000     $     1.000             --               --
    Unit Value at end of period..................         1.170           1.000             --               --
    Number of units outstanding at end of
      period.....................................     1,137,997         458,699             --               --
DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.377     $     1.195     $    1.000               --
    Unit Value at end of period..................         1.541           1.377          1.195               --
    Number of units outstanding at end of
      period.....................................     2,663,507       1,425,770        120,880               --
DISCIPLINED SMALL CAP STOCK PORTFOLIO (6/98)
    Unit Value at beginning of period............   $     0.894     $     1.000             --               --
    Unit Value at end of period..................         1.061           0.894             --               --
    Number of units outstanding at end of
      period.....................................     1,899,628         518,858             --               --
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.484     $     1.339     $    1.026           $1.000
    Unit Value at end of period..................         1.535           1.484          1.339            1.026
    Number of units outstanding at end of
      period.....................................    19,892,863      12,301,819        639,656               --
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.177     $     1.140     $    1.000               --
    Unit Value at end of period..................         1.196           1.177          1.140               --
    Number of units outstanding at end of
      period.....................................    10,237,038       7,715,310        620,667               --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                      ACCUMULATION UNIT VALUES (CONTINUED)



                                                   PERIOD ENDED    PERIOD ENDED    PERIOD ENDED       PERIOD FROM
                                                   ------------    -------------   -------------   DECEMBER 16, 1996
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,            TO
                 FUNDING OPTION                        1999            1998            1997        DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.494     $     1.285     $    1.000               --
    Unit Value at end of period..................         1.552           1.494          1.285               --
    Number of units outstanding at end of
      period.....................................     7,710,739       4,599,587        352,550               --
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period............   $     1.665     $     1.245     $    1.023           $1.000
    Unit Value at end of period..................         2.123           1.665          1.245            1.023
    Number of units outstanding at end of
      period.....................................    15,562,311       6,662,550        491,869               --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.216     $     1.095     $    1.027           $1.000
    Unit Value at end of period..................         1.460           1.216          1.095            1.027
    Number of units outstanding at end of
      period.....................................    10,264,070       6,533,760        849,629               --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period............   $     1.587     $     1.198     $    1.004           $1.000
    Unit Value at end of period..................         2.766           1.587          1.198            1.004
    Number of units outstanding at end of
      period.....................................    11,222,748       5,891,811        528,553               --
MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period............   $     0.985     $     1.000             --               --
    Unit Value at end of period..................         1.595           0.985             --               --
    Number of units outstanding at end of
      period.....................................     3,220,420         696,846             --               --
MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period............   $     1.054     $     1.000             --               --
    Unit Value at end of period..................         1.285           1.054             --               --
    Number of units outstanding at end of
      period.....................................     1,352,776         149,981             --               --
STRATEGIC STOCK PORTFOLIO (7/98)
    Unit Value at beginning of period............   $     0.948     $     1.000             --               --
    Unit Value at end of period..................         0.981           0.948             --               --
    Number of units outstanding at end of
      period.....................................       221,310          13,783             --               --
TRAVELERS QUALITY BOND PORTFOLIO (5/97)
    Unit Value at beginning of period............   $     1.131     $     1.057     $    1.001           $1.000
    Unit Value at end of period..................         1.128           1.131          1.057            1.001
    Number of units outstanding at end of
      period.....................................    13,396,194       9,328,606        378,758               --
WARBURG PINCUS TRUST
EMERGING MARKETS PORTFOLIO (6/98)
    Unit Value at beginning of period............   $     0.734     $     1.000             --               --
    Unit Value at end of period..................         1.313           0.734             --               --
    Number of units outstanding at end of
      period.....................................       892,012         223,688             --               --



The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997.


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding Options not listed had no amounts yet allocated to them.


"Number of Units Outstanding at end of period" may include units for Contract Owners in the payout phase.



The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and its Subsidiaries are contained in the SAI.



* Formerly Capital Appreciation Portfolio.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of period.........  $     2.046    $     1.283     $    1.032         $ 1.000
    Unit Value at end of period...............        3.098          2.046          1.283           1.032
    Number of units outstanding at end of
      period..................................   46,942,401     23,010,432      6,344,051          29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of period.........  $     1.070    $     1.033     $    1.000              --
    Unit Value at end of period...............        1.107          1.070          1.033              --
    Number of units outstanding at end of
      period..................................   37,736,754     16,762,447      5,369,177              --
DELAWARE GROUP PREMIUM FUND
    REIT SERIES (5/98)
    Unit Value at beginning of period.........  $     0.901    $     1.000             --              --
    Unit Value at end of period...............        0.866          0.901             --              --
    Number of units outstanding at end of
      period..................................    1,280,359        632,612             --              --
DREYFUS VARIABLE INVESTMENT FUND
    APPRECIATION PORTFOLIO (4/98)*
    Unit Value at beginning of period.........  $     1.112    $     1.000             --              --
    Unit Value at end of period...............        1.223          1.112             --              --
    Number of units outstanding at end of
      period..................................   10,488,399      2,833,960             --              --
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of period.........  $     0.871    $     1.000             --              --
    Unit Value at end of period...............        1.058          0.871             --              --
    Number of units outstanding at end of
      period..................................    7,815,322      3,051,249             --              --
GREENWICH STREET SERIES FUND
    EQUITY INDEX PORTFOLIO CLASS II
    SHARES (6/99)
    Unit Value at beginning of year...........  $     1.000    $        --             --              --
    Unit Value at end of year.................        1.098             --             --              --
    Number of units outstanding at end of
      year....................................    3,460,443             --             --              --
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.........  $     1.029    $     1.000             --              --
    Unit Value at end of period...............        1.132          1.029             --              --
    Number of units outstanding at end of
      period..................................    8,670,638      3,232,444             --              --
TRAVELERS SERIES FUND, INC.
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.679    $     1.319     $    1.037         $ 1.000
    Unit Value at end of period...............        2.189          1.679          1.319           1.037
    Number of units outstanding at end of
      period..................................   47,167,905     31,011,054      8,259,362           2,250
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.303    $     1.183     $    1.000              --
    Unit Value at end of period...............        1.319          1.303          1.183              --
    Number of units outstanding at end of
      period..................................   54,290,552     42,017,841      9,959,634              --
    PUTNAM DIVERSIFIED INCOME PORTFOLIO
      (12/96)
    Unit Value at beginning of period.........  $     1.062    $     1.070     $    1.007         $ 1.000
    Unit Value at end of period...............        1.059          1.062          1.070           1.007
    Number of units outstanding at end of
      period..................................    4,489,463      3,797,291      1,132,608           3,300
THE TRAVELERS SERIES TRUST
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     1.000    $     1.000             --              --
    Unit Value at end of period...............        1.170          1.000             --              --
    Number of units outstanding at end of
      period..................................    2,431,429        414,907             --              --

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONT.)
    DISCIPLINED MID CAP STOCK PORTFOLIO (6/97)
    Unit Value at beginning of period.........  $     1.377    $     1.195     $    1.000              --
    Unit Value at end of period...............        1.541          1.377          1.195              --
    Number of units outstanding at end of
      period..................................    6,716,626      5,142,990      1,668,733              --
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.894    $     1.000             --              --
    Unit Value at end of period...............        1.061          0.894             --              --
    Number of units outstanding at end of
      period..................................    1,202,404        450,528             --              --
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.484    $     1.339     $    1.026         $ 1.000
    Unit Value at end of period...............        1.535          1.484          1.339           1.026
    Number of units outstanding at end of
      period..................................   35,687,217     25,733,333      6,719,150          30,196
    FEDERATED HIGH YIELD PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.177    $     1.140     $    1.000              --
    Unit Value at end of period...............        1.196          1.177          1.140              --
    Number of units outstanding at end of
      period..................................   22,260,856     18,811,555      4,566,993              --
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of period.........  $     1.494    $     1.285     $    1.000              --
    Unit Value at end of period...............        1.552          1.494          1.285              --
    Number of units outstanding at end of
      period..................................   14,406,177     11,892,034      3,816,999              --
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.665    $     1.245     $    1.023         $ 1.000
    Unit Value at end of period...............        2.123          1.665          1.245           1.023
    Number of units outstanding at end of
      period..................................   28,051,763     15,040,703      4,815,858           7,800
    LAZARD INTERNATIONAL STOCK PORTFOLIO
      (12/96)
    Unit Value at beginning of period.........  $     1.216    $     1.095     $    1.027         $ 1.000
    Unit Value at end of period...............        1.460          1.216          1.095           1.027
    Number of units outstanding at end of
      period..................................   25,226,349     17,270,810      5,694,288           5,702
    MFS EMERGING GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.587    $     1.198     $    1.004         $ 1.000
    Unit Value at end of period...............        2.766          1.587          1.198           1.004
    Number of units outstanding at end of
      period..................................   22,881,721     15,538,984      4,218,974          31,886
    MFS MID CAP GROWTH PORTFOLIO (4/98)
    Unit Value at beginning of period.........  $     0.985    $     1.000             --              --
    Unit Value at end of period...............        1.595          0.985             --              --
    Number of units outstanding at end of
      period..................................    4,760,902        965,761             --              --
    MFS RESEARCH PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     1.054    $     1.000             --              --
    Unit Value at end of period...............        1.285          1.054             --              --
    Number of units outstanding at end of
      period..................................      669,474        211,400             --              --
    STRATEGIC STOCK PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.948    $     1.000             --              --
    Unit Value at end of period...............        0.981          0.948             --              --
    Number of units outstanding at end of
      period..................................      434,122        147,123             --              --
    TRAVELERS QUALITY BOND PORTFOLIO (12/96)
    Unit Value at beginning of period.........  $     1.131    $     1.057     $    1.001         $ 1.000
    Unit Value at end of period...............        1.128          1.131          1.057           1.001
    Number of units outstanding at end of
      period..................................   26,069,226     15,435,236      3,137,736          95,203

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                PERIOD ENDED   PERIOD ENDED   PERIOD ENDED      PERIOD FROM
                                                ------------   ------------   ------------   DECEMBER 16, 1996
                                                DECEMBER 31,   DECEMBER 31,   DECEMBER 31,          TO
                FUNDING OPTION                      1999           1998           1997       DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------
WARBURG PINCUS TRUST
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of period.........  $     0.734    $     1.000            N/A             N/A
    Unit Value at end of period...............        1.313          0.734            N/A             N/A
    Number of units outstanding at end of
      period..................................    2,521,807        780,839            N/A             N/A


The Company began tracking the Accumulation Unit Values in 1996, however the Separate Account had no assets until 1997.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding Options not listed had no amounts yet allocated to them.

"Number of units outstanding at end of period" may include units for contract owners in the payout phase.


The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.



* Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


        The Insurance Company
        Principal Underwriter

        Distribution and Principal and Underwriting Agreement

        Valuation of Assets
        Performance Information
        Mixed and Shared Funding
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S


Name:
--------------------------------------------------------------------------------

Address:
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

L-20686                                                              May 1, 2000

            TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:


Capital Appreciation Fund
Money Market Portfolio
ALLIANCE VARIABLE PRODUCT SERIES FUND
  Premier Growth Portfolio Class B
DELAWARE GROUP PREMIUM FUND
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Appreciation Portfolio*
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Equity Index Portfolio Class II Shares
  Total Return Portfolio
JANUS ASPEN SERIES
  Balanced Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares
SALOMON BROTHERS VARIABLE SERIES FUND INC.
  Investors Fund
TRAVELERS SERIES FUND INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio -- Service Class 2
WARBURG PINCUS TRUST
  Emerging Markets Portfolio


---------------


* Formerly Capital Appreciation Fund.


The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about the Travelers Fund ABD for Variable Annuities or the Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      6
Condensed Financial Information.......     10
The Annuity Contract..................     10
  Contract Owner Inquiries............     10
  Purchase Payments...................     10
  Accumulation Units..................     10
  The Funding Options.................     11
Charges and Deductions................     14
  General.............................     14
  Withdrawal Charge...................     14
  Free Withdrawal Allowance...........     15
  Administrative Charges..............     15
  Mortality and Expense Risk Charge...     16
  Funding Option Expenses.............     16
  Premium Tax.........................     16
  Changes in Taxes Based Upon Premium
     or Value.........................     16
Transfers.............................     16
  Dollar Cost Averaging...............     17
Access to Your Money..................     17
  Systematic Withdrawals..............     18
  Loans...............................     18
Ownership Provisions..................     18
  Types of Ownership..................     18
     Contract Owner...................     18
     Beneficiary......................     18
     Annuitant........................     19
Death Benefit.........................     19
  Death Proceeds Before the Maturity
     Date.............................     19
  Payment of Proceeds.................     20
  Death Proceeds After the Maturity
     Date.............................     22
The Annuity Period....................     22
  Maturity Date.......................     22
  Allocation of Annuity...............     23
  Variable Annuity....................     23
  Fixed Annuity.......................     23
Payment Options.......................     24
  Election of Options.................     24
  Annuity Options.....................     24
  Income Options......................     25
Miscellaneous Contract Provisions.....     25
  Right to Return.....................     25
  Termination.........................     25
  Required Reports....................     25
  Suspension of Payments..............     26
  Transfers of Contract Values to
     Other Annuities..................     26
The Separate Accounts.................     26
  Performance Information.............     26
Federal Tax Considerations............     27
  General Taxation of Annuities.......     27
  Types of Contracts: Qualified or
     Nonqualified.....................     27
  Nonqualified Annuity Contracts......     28
  Qualified Annuity Contracts.........     28
  Penalty Tax for Premature
     Distributions....................     28
  Diversification Requirements for
     Variable Annuities...............     29
  Ownership of the Investments........     29
  Mandatory Distributions for
     Qualified Plans..................     29
  Taxation of Death Benefit
     Proceeds.........................     29
Other Information.....................     30
  The Insurance Companies.............     30
  Financial Statements................     30
  IMSA................................     30
  Distribution of Variable Annuity
     Contracts........................     30
  Conformity with State and Federal
     Laws.............................     30
  Voting Rights.......................     31
  Legal Proceedings and Opinions......     31
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company...................    A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company.................    B-1
Appendix C: The Fixed Account.........    C-1
Appendix D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     10
Accumulation Period...................     10
Annuitant.............................     19
Annuity Payments......................     10
Annuity Unit..........................     11
Cash Surrender Value..................     17
Contingent Annuitant..................     19
Contract Date.........................     10
Contract Owner (You, Your)............     18
Contract Value........................     10
Contract Year.........................     10
Death Report Date.....................     19
Fixed Account.........................    C-1
Funding Option(s).....................     11
Joint Owner...........................     18
Maturity Date.........................     10
Purchase Payment......................     10
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                  TRAVELERS PORTFOLIO ARCHITECT SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.



Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York


---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.


You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The annual M&E charge is 1.25%. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

          - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

        - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

            YEARS SINCE PURCHASE
                PAYMENT MADE                       WITHDRAWAL CHARGE
                 1 or less                                6%
                     2                                    6%
                     3                                    5%
                     4                                    5%
                     5                                    4%
                     6                                    3%
                     7                                    2%
                 8 and over                               0%

     ANNUAL CONTRACT ADMINISTRATIVE CHARGE.................    $30
        (Waived if contract value is $40,000 or more)

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................     1.25%
     Administrative Expense Charge..........................     0.15%
                                                                 -----
        Total Separate Account Charges......................     1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1999, unless noted otherwise)


                                                                                     TOTAL ANNUAL
                                       MANAGEMENT                      OTHER          OPERATING
                                          FEE                         EXPENSES         EXPENSES
                                     (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
         FUNDING OPTIONS:            REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........      0.75%                         0.08%            0.83%
Money Market Portfolio.............      0.32%                         0.08%            0.40%(1)
ALLIANCE VARIABLE PRODUCT SERIES
  FUND, INC.
    Premier Growth Portfolio --
      Class B......................      1.00%          0.25%          0.04%            1.29%
DELAWARE GROUP PREMIUM FUND
    REIT Series....................      0.64%                         0.21%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio(3)......      0.75%                         0.03%            0.78%
    Small Cap Portfolio............      0.75%                         0.03%            0.78%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.........      0.75%                         0.04%            0.79%(4)
    Diversified Strategic Income
      Portfolio....................      0.65%                         0.13%            0.78%(4)
    Equity Index Portfolio -- Class
      II Shares....................      0.21%          0.25%          0.05%            0.51%(5)
    Total Return Portfolio.........      0.75%                         0.04%            0.79%(4)
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................      0.65%          0.25%          0.02%            0.92%(6)
    Global Life Sciences
      Portfolio -- Service
      Shares.......................      0.65%          0.25%          0.19%            1.09%(6)
    Global Technology Portfolio --
      Service Shares...............      0.65%          0.25%          0.13%            1.03%(6)
    Worldwide Growth Portfolio --
      Service Shares...............      0.65%          0.25%          0.05%            0.95%(6)
SALOMON BROTHERS VARIABLE SERIES
  FUND INC.
    Investors Fund.................      0.53%                         0.45%            0.98%(7)
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio......      0.80%                         0.02%            0.82%(8)
    MFS Total Return Portfolio.....      0.80%                         0.04%            0.84%(8)
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....      0.60%                         0.20%            0.80%(9)
    Disciplined Mid Cap Stock
      Portfolio....................      0.70%                         0.25%            0.95%(10)
    Disciplined Small Cap Stock
      Portfolio....................      0.80%                         0.20%            1.00%(9)
    Equity Income Portfolio........      0.75%                         0.13%            0.88%
    Federated High Yield
      Portfolio....................      0.65%                         0.19%            0.84%

                                                                                     TOTAL ANNUAL
                                       MANAGEMENT                      OTHER          OPERATING
                                          FEE                         EXPENSES         EXPENSES
                                     (AFTER EXPENSE                (AFTER EXPENSE   (AFTER EXPENSE
         FUNDING OPTIONS:            REIMBURSEMENT)   12B-1 FEES   REIMBURSEMENT)   REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
    Federated Stock Portfolio......      0.63%                         0.19%            0.82%
    Large Cap Portfolio............      0.75%                         0.12%            0.87%
    Lazard International Stock
      Portfolio....................      0.83%                         0.23%            1.06%
    MFS Emerging Growth Portfolio..      0.75%                         0.12%            0.87%
    MFS Mid Cap Growth Portfolio...      0.80%                         0.20%            1.00%(9)
    Travelers Quality Bond
      Portfolio....................      0.32%                         0.22%            0.54%
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio --
      Service Class 2..............      0.58%          0.25%          0.07%            0.90%(11)
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....      0.00%                         1.40%            1.40%(12)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.

(2) The investment adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective May 1, 2000 through October 31, 2000, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses for the fund would have been 0.96%.


(3) Formerly Capital Appreciation Fund.


(4) The Portfolio Management Fee for the APPRECIATION PORTFOLIO, the TOTAL RETURN, and the DIVERSIFIED STRATEGIC INCOME PORTFOLIO includes 0.20% for fund administration.


(5) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO -- CLASS II includes 0.06% for fund administration and a distribution plan or "Rule 12b-1 plan". Fees for Class II reflect the period from 3/22/99 (inception date) to 12/31/99. On March 22, 1999, the fund adopted its current fee structure.


(6) Expenses are based on the estimated expenses that the new Service Shares Class of each Portfolio expects to incur in its initial fiscal year. All expenses are shown without the effect of offset arrangements.


(7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 1999. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.70%, 0.45% and 1.15% respectively for the INVESTORS FUND.


(8) Expenses are as of October 31, 1999 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1999.

(9) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the DISCIPLINED SMALL CAP STOCK PORTFOLIO, and the MFS MID CAP GROWTH PORTFOLIO for expenses for the period ended December 31, 1999 which exceeded 0.80%, 1.00% and 1.00% respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 1.23%, 1.49%, and 1.07% respectively.

(10) Other Expenses reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Portfolio for the amount by which its aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95%. Without such arrangements, the Total Annual Operating Expenses for the Portfolio would have been 0.99% for the DISCIPLINED MID CAP STOCK PORTFOLIO.

(11) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Without these reductions, the Total Annual Operating Expenses presented in the table would have been 0.95% for

     CONTRAFUND PORTFOLIO -- SERVICE CLASS 2. Service Class 2 expenses are based on estimated expenses for the first year.

(12) Fee waivers, expense reimbursements, or expense credits reduced expenses for the WARBURG PINCUS EMERGING MARKETS PORTFOLIO during 1999, but this may be discontinued at any time. Without such arrangements, the Portfolio's Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 1.88% and 3.13%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1999, net of any fee waivers or expense reimbursements.

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


------------------------------------------------------------------------------------------------------------------
                                       IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                              END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                     -------------------------------------   -------------------------------------
          FUNDING OPTION             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..........    83       120       160        258       23        70       120        258
Money Market Portfolio.............    78       107       138        214       18        57        98        214
ALLIANCE VARIABLE PRODUCT SERIES
FUND, INC.
    Premier Growth Portfolio --
      Class B......................    87       134       183        304       27        84       143        304
DELAWARE GROUP PREMIUM FUND
    REIT Series....................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio.........    82       119       158        253       22        69       118        253
    Small Cap Portfolio............    82       119       158        253       22        69       118        253
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.........    82       119       158        254       22        69       118        254
    Diversified Strategic Income
      Portfolio....................    82       119       158        253       22        69       118        253
    Equity Index Portfolio -- Class
      II Shares....................    80       110       144        225       20        60       104        225
    Total Return Portfolio.........    82       119       158        254       22        69       118        254
JANUS ASPEN SERIES
    Balanced Portfolio -- Service
      Shares.......................    84       123       165        267       24        73       125        267
    Global Life Sciences
      Portfolio -- Service
      Shares.......................    85       128       173        284       25        78       133        284
    Global Technology Portfolio --
      Service Shares...............    85       126       170        278       25        76       130        278
    Worldwide Growth Portfolio --
      Service Shares...............    84       124       166        270       24        74       126        270
SALOMON BROTHERS VARIABLE SERIES
FUND INC.
    Investors Fund.................    84       125       168        273       24        75       128        275
TRAVELERS SERIES FUND INC
    Alliance Growth Portfolio......    83       120       160        257       23        70       120        257
    MFS Total Return Portfolio.....    83       120       161        259       23        70       121        259
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.....    82       119       159        255       22        69       119        255
    Disciplined Mid Cap Stock
      Portfolio....................    84       124       166        270       24        74       126        270
    Disciplined Small Cap Stock
      Portfolio....................    84       125       169        275       24        75       129        275
    Equity Income Portfolio........    83       122       163        263       23        72       123        263
    Federated High Yield
      Portfolio....................    83       120       161        259       23        70       121        259
    Federated Stock Portfolio......    83       120       160        257       23        70       120        257
    Large Cap Portfolio............    83       121       162        262       23        71       122        262
    Lazard International Stock
      Portfolio....................    85       127       172        281       25        77       132        281
    MFS Emerging Growth Portfolio..    83       121       162        262       23        71       122        262
    MFS Mid Cap Growth Portfolio...    84       125       169        275       24        75       129        275
    Travelers Quality Bond
      Portfolio....................    80       111       145        228       20        61       105        228
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R)
      Portfolio -- Service Class
      2............................    83       122       164        265       23        72       124        265
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.....    88       137       189        314       28        87       149        314


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.015% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Select Annuity is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your

Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund     Seeks growth of capital through the use of     Travelers Asset Management
                              common stocks. Income is not an objective.     International Company LLC
                              The Fund invests principally in common stocks  ("TAMIC")
                              of small to large companies which are          Subadviser: Janus Capital Corp.
                              expected to experience wide fluctuations in
                              price both in rising and declining markets.
Money Market Portfolio        Seeks high current income from short-term      TAMIC
                              money market instruments while preserving
                              capital and maintaining a high degree of
                              liquidity.

ALLIANCE VARIABLE PRODUCT
SERIES FUND
  Premier Growth Portfolio    Seeks long-term growth of capital by           Alliance Capital Management
  Class B                     investing primarily in equity securities of a
                              limited number of large, carefully selected,
                              high quality U.S. companies that are judged
                              likely to achieve superior earning momentum.

DELAWARE GROUP PREMIUM FUND
  REIT Series                 Seeks maximum long-term total return by        Delaware Management Company, Inc.
                              investing in securities of companies           Subadviser: Lincoln Investment
                              primarily engaged in the real estate           Management, Inc.
                              industry. Capital appreciation is a secondary
                              objective.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio      Seeks primarily to provide long-term capital   The Dreyfus Corporation
                              growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                              capital; current income is a secondary
                              investment objective. The portfolio invests
                              primarily in the common stocks of domestic
                              and foreign insurers.
  Small Cap Portfolio         Seeks to maximize capital appreciation.        The Dreyfus Corporation

GREENWICH STREET SERIES
FUND
  Appreciation Portfolio      Seeks long term appreciation of capital by     SSB Citi Fund Management LLC.
                              investing primarily in equity securities.      ("SSB Citi")
  Diversified Strategic       Seeks high current income by investing         SSB Citi
  Income Portfolio            primarily in the following fixed income        Subadviser: Smith Barney Global
                              securities: U.S. Gov't and mortgage-related    Capital Management, Inc.
                              securities, foreign gov't bonds and corporate
                              bonds rated below investment grade.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
  Equity Index Portfolio      Seeks to replicate, before deduction of        Travelers Investment Management
  Class II                    expenses, the total return performance of the  Co. ("TIMCO")
                              S&P 500 Index.
  Total Return Portfolio      An equity portfolio that seeks to provide      SSB Citi
                              total return, consisting of long-term capital
                              appreciation and income. The Portfolio will
                              invest primarily in a diversified portfolio
                              of dividend-paying common stocks.

JANUS ASPEN SERIES
  Balanced Portfolio --       Seeks long-term capital growth, consistent     Janus Capital
  Service Shares              with preservation of capital and balanced by
                              current income.
  Global Life Sciences        Seeks long-term capital growth by investing    Janus Capital
  Portfolio -- Service        primarily in equity securities of U.S. and
  Shares                      foreign companies, normally investing at
                              least 65% of its total assets in companies
                              with a life science orientation.
  Global Technology           Seeks long-term capital growth by investing    Janus Capital
  Portfolio -- Service        primarily in equity securities of U.S. and
  Shares                      foreign companies, normally investing at
                              least 65% of its total assets in companies
                              likely to benefit significantly from advances
                              in technology.
  Worldwide Growth            Seeks growth of capital in a manner            Janus Capital
  Portfolio -- Service        consistent with preservation of capital by
  Shares                      investing primarily in common stocks of
                              companies of any size throughout the world

SALOMON BROTHERS VARIABLE
SERIES FUND INC.
  Investors Fund              Seeks long-term growth of capital, and,        Salomon Brothers Asset Management
                              secondarily, current income, through           ("SBAM")
                              investments in common stocks of well-known
                              companies.

TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio   Seeks long-term growth of capital. Current     TIA
                              income is only an incidental consideration.    Subadviser: Alliance Capital
                              The Portfolio invests predominantly in equity  Management L.P.
                              securities of companies with a favorable
                              outlook for earnings and whose rate of growth
                              is expected to exceed that of the U.S.
                              economy over time.
  MFS Total Return            (a balanced portfolio) Seeks to obtain above-  TIA
  Portfolio                   average income (compared to a portfolio        Subadviser: Massachusetts
                              entirely invested in equity securities)        Financial Services Company ("MFS")
                              consistent with the prudent employment of
                              capital. Generally, at least 40% of the
                              Portfolio's assets are invested in equity
                              securities.

THE TRAVELERS SERIES TRUST
  Convertible Bond            Seeks current income and capital appreciation  TAMIC
  Portfolio                   by investing in convertible bond securities
                              and in combinations of nonconvertible
                              fixed-income securities and warrants or call
                              options that together resemble convertible
                              securities.
  Disciplined Mid Cap Stock   Seeks growth of capital by investing           TAMIC
  Portfolio                   primarily in a broadly diversified portfolio   Subadviser: TIMCO
                              of U.S. common stocks.
  Disciplined Small Cap       Seeks long term capital appreciation by        TAMIC
  Stock Portfolio             investing primarily (at least 65% of its       Subadviser: TIMCO
                              total assets) in the common stocks of U.S.
                              Companies with relatively small market
                              capitalizations at the time of investment.
  Equity Income Portfolio     Seeks reasonable income by investing at least  TAMIC
                              65% in income-producing equity securities.     Subadviser: Fidelity Management &
                              The balance may be invested in all types of    Research Co ("FMR")
                              domestic and foreign securities, including
                              bonds. The Portfolio seeks to achieve a yield
                              that exceeds that of the securities
                              comprising the S&P 500. The Subadviser also
                              considers the potential for capital
                              appreciation.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
  Federated High Yield        Seeks high current income by investing         TAMIC
  Portfolio                   primarily in a professionally managed ,        Subadviser: Federated Investment
                              diversified portfolio of fixed income          Counseling, Inc.
                              securities.
  Federated Stock Portfolio   Seeks growth of income and capital by          TAMIC
                              investing principally in a professionally      Subadviser: Federated Investment
                              managed and diversified portfolio of common    Counseling, Inc.
                              stock of high-quality companies (i.e.,
                              leaders in their industries and characterized
                              by sound management and the ability to
                              finance expected growth).
  Large Cap Portfolio         Seeks long-term growth of capital by           TAMIC
                              investing primarily in equity securities of    Subadviser: FMR
                              companies with large market capitalizations.
  Lazard International        Seeks capital appreciation by investing        TAMIC Subadviser: Lazard Asset
  Stock Portfolio             primarily in the equity securities of          Management
                              non-United States companies (i.e.,
                              incorporated or organized outside the United
                              States).
  MFS Emerging Growth         Seeks to provide long-term growth of capital.  TAMIC
  Portfolio                   Dividend and interest income from portfolio    Subadviser: MFS
                              securities, if any, is incidental to the MFS
                              Portfolio's investment objective.
  MFS Mid Cap Growth          Seeks to obtain long-term growth of capital    TAMIC
  Portfolio                   by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                              securities of companies with medium market
                              capitalization which the investment adviser
                              believes have above-average growth potential.
  Travelers Quality Bond      Seeks current income, moderate capital         TAMIC
                              volatility and total return.

VARIABLE INSURANCE PRODUCTS
FUND II
  Contrafund(R)               Seeks long-term capital appreciation by        FMR
  Portfolio -- Service        investing primarily in common stocks of
  Class 2                     companies whose value the adviser believes is
                              not fully recognized by the public.

WARBURG PINCUS TRUST
  Emerging Markets            Seeks long-term growth of capital by           Credit Suisse Asset Management,
  Portfolio                   investing primarily in equity securities of    LLC.
                              non-U.S. issuers consisting of companies in
                              emerging securities markets.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
   PURCHASE MADE                         CHARGE
     1 or less                             6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
         8+                                0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any free withdrawal allowance (as described below), then

     (b) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (c) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.


Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.


BENEFICIARY


You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.


Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT


The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.


A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE


DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the step-up value (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:


        50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.


DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:


        1) the contract value; or

        2) the total purchase payments made under the Contract less all partial withdrawals.


We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.



PAYMENT OF PROCEEDS


The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
       THE DEATH OF THE                PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS


--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------


DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday for nonqualified contracts or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the

Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on October 17, 1995 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.


STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh

Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.



The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS


The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.


IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.



THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.



THE TRAVELERS LIFE AND ANNUITY COMPANY



There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                            ACCUMULATION UNIT VALUES



                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of
      period......................  $     2.046       $     1.283         $    1.032            $ 1.000
    Unit Value at end of period...        3.098             2.046              1.283              1.032
    Number of units outstanding at
      end of period...............   25,971,911        10,561,314            870,525                 --
MONEY MARKET PORTFOLIO (7/97)
    Unit Value at beginning of
      period......................  $     1.070       $     1.033         $    1.000                 --
    Unit Value at end of period...        1.107             1.070              1.033                 --
    Number of units outstanding at
      end of period...............   16,750,270         9,244,927            345,682                 --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (6/98)
    Unit Value at beginning of
      period......................  $     0.901       $     1.000                 --                 --
    Unit Value at end of period...        0.866             0.901                 --                 --
    Number of units outstanding at
      end of Period...............      357,910            96,983                 --                 --
DREYFUS VARIABLE INVESTMENT FUND,
  INC.
  APPRECIATION PORTFOLIO* (5/98)
    Unit Value at beginning of
      period......................  $     1.112       $     1.000                 --                 --
    Unit Value at end of period...        1.223             1.112                 --                 --
    Number of units outstanding at
      end of Period...............    7,840,789         2,937,245                 --                 --
  SMALL CAP PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     0.871       $     1.000                 --                 --
    Unit Value at end of period...        1.058             0.871                 --                 --
    Number of units outstanding at
      end of period...............    3,387,052         1,435,805                 --                 --
GREENWICH STREET SERIES FUND:
  APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.283       $     1.092         $    1.000                 --
    Unit Value at end of period...        1.431             1.283              1.092                 --
    Number of units outstanding at
      end of period...............    6,935,912         3,710,315            506,282                 --
  DIVERSIFIED STRATEGIC INCOME
    PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.100       $     1.048         $    1.000                 --
    Unit Value at end of period...        1.103             1.100              1.048                 --
    Number of units outstanding at
      end of period...............   10,783,437         7,076,327            733,829                 --
  EQUITY INDEX PORTFOLIO CLASS II
    (6/99)
    Unit Value at beginning of
      period......................  $     1.000                --                 --                 --
    Unit Value at end of period...        1.098
    Number of units outstanding at
      end of period...............      753,819                --                 --                 --
  TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of
      period......................  $     0.953       $     1.000                 --                 --
    Unit Value at end of period...        1.146             0.953                 --                 --
    Number of units outstanding at
      end of period...............    1,958,751           708,254                 --                 --
SALOMON BROTHERS VARIABLE SERIES
  FUND, INC. (6/98):
  INVESTORS FUND
    Unit Value at beginning of
      period......................  $     1.029       $     1.000                 --                 --
    Unit Value at end of period...        1.132             1.029                 --                 --
    Number of units outstanding at
      end of period...............    3,905,967         1,764,644                 --                 --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST:
  CONVERTIBLE BOND PORTFOLIO
    (8/98)
    Unit Value at beginning of
      period......................  $     1.000       $     1.000                 --                 --
    Unit Value at end of period...        1.170             1.000                 --                 --
    Number of units outstanding at
      end of Period...............    1,137,997           458,699                 --                 --
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.377       $     1.195         $    1.000                 --
    Unit Value at end of period...        1.541             1.377              1.195                 --
    Number of units outstanding at
      end of period...............    2,663,507         1,425,770            120,880                 --
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (6/98)
    Unit Value at beginning of
      period......................  $     0.894       $     1.000                 --                 --
    Unit Value at end of period...        1.061             0.894                 --                 --
    Number of units outstanding at
      end of Period...............    1,899,628           518,858                 --                 --
  EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.484       $     1.339         $    1.026            $ 1.000
    Unit Value at end of period...        1.535             1.484              1.339              1.026
    Number of units outstanding at
      end of period...............   19,892,863        12,301,819            639,656                 --
  FEDERATED HIGH YIELD PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.177       $     1.140         $    1.000                 --
    Unit Value at end of period...        1.196             1.177              1.140                 --
    Number of units outstanding at
      end of period...............   10,237,038         7,715,310            620,667                 --
  FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.494       $     1.285         $    1.000                 --
    Unit Value at end of period...        1.552             1.494              1.285                 --
    Number of units outstanding at
      end of period...............    7,710,739         4,599,587            352,550                 --
  LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.665       $     1.245         $    1.023            $ 1.000
    Unit Value at end of period...        2.123             1.665              1.245              1.023
    Number of units outstanding at
      end of period...............   15,562,311         6,662,550            491,869                 --
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO (5/97)
    Unit Value at beginning of
      period......................  $     1.216       $     1.095         $    1.027            $ 1.000
    Unit Value at end of period...        1.460             1.216              1.095              1.027
    Number of units outstanding at
      end of period...............   10,264,070         6,533,760            849,629                 --
  MFS EMERGING GROWTH PORTFOLIO
    (4/97)
    Unit Value at beginning of
      period......................  $     1.587       $     1.198         $    1.004            $ 1.000
    Unit Value at end of period...        2.766             1.587              1.198              1.004
    Number of units outstanding at
      end of period...............   11,222,748         5,891,811            528,553                 --
  MFS MID CAP GROWTH PORTFOLIO
    (4/98)
    Unit Value at beginning of
      period......................  $     0.985       $     1.000                 --                 --
    Unit Value at end of period...        1.595             0.985                 --                 --
    Number of units outstanding at
      end of period...............    3,220,420           696,846                 --                 --

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                       PERIOD           PERIOD              PERIOD            PERIOD FROM
                                       ENDED             ENDED               ENDED         DECEMBER 16, 1996
                                    DECEMBER 31,     DECEMBER 31,        DECEMBER 31,              TO
          FUNDING OPTION                1999             1998                1997          DECEMBER 31, 1996
-------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST:
  (CONT'D)
  TRAVELERS QUALITY BOND PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.131       $     1.057         $    1.001            $ 1.000
    Unit Value at end of period...        1.128             1.131              1.057              1.001
    Number of units outstanding at
      end of period...............   13,396,194         9,328,606            378,758                 --
WARBURG PINCUS TRUST (6/98)
  EMERGING MARKETS PORTFOLIO
    Unit Value at beginning of
      period......................  $     0.734       $     1.000                 --                 --
    Unit Value at end of period...        1.313             0.734                 --                 --
    Number of units outstanding at
      end of period...............      892,012           223,688                 --                 --
TRAVELERS SERIES FUND, INC.:
  ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of
      period......................  $     1.679       $     1.319         $    1.037            $ 1.000
    Unit Value at end of period...        2.189             1.679              1.319              1.037
    Number of units outstanding at
      end of period...............   25,024,627        13,211,206          1,062,634                 --
  MFS TOTAL RETURN PORTFOLIO
    (5/97)
    Unit Value at beginning of
      period......................  $     1.303       $     1.183         $    1.000                 --
    Unit Value at end of period...        1.319             1.303              1.183                 --
    Number of units outstanding at
      end of period...............   27,173,225        16,380,184            962,287                 --



The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997.


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them.


"Number of Units outstanding at end of period" may include units for Contract Owners in the payout phase.



The financial statements for Fund ABD and the consolidated financial statements of The Travelers Insurance Company and its subsidiaries are contained in the SAI.



    * Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND (12/96)
    Unit Value at beginning of
      period.........................    $     2.046         $     1.283         $    1.032            $ 1.000
    Unit Value at end of period......    $     3.098               2.046              1.283              1.032
    Number of units outstanding at
      end of period..................     46,942,401          23,010,432          6,344,051             29,824
MONEY MARKET PORTFOLIO (2/97)
    Unit Value at beginning of
      period.........................    $     1.070         $     1.033         $    1.000                 --
    Unit Value at end of period......          1.107               1.070              1.033                 --
    Number of units outstanding at
      end of period..................     37,736,754          16,762,447          5,369,177                 --
DELAWARE GROUP PREMIUM FUND:
    REIT SERIES (5/98)
    Unit Value at beginning of
      period.........................    $     0.901         $     1.000                 --                 --
    Unit Value at end of period......          0.866               0.901                 --                 --
    Number of units outstanding at
      end of period..................      1,280,359             632,612                 --                 --
DREYFUS VARIABLE INVESTMENT FUND,
  INC:
    APPRECIATION PORTFOLIO (4/98)*
    Unit Value at beginning of
      period.........................    $     1.112         $     1.000                 --                 --
    Unit Value at end of period......          1.223               1.112                 --                 --
    Number of units outstanding at
      end of period..................     10,448,399           2,833,960                 --                 --
    SMALL CAP PORTFOLIO (4/98)
    Unit Value at beginning of
      period.........................    $     0.871         $     1.000                 --                 --
    Unit Value at end of period......          1.058               0.871                 --                 --
    Number of units outstanding at
      end of period..................      7,815,322           3,051,249                 --                 --
GREENWICH STREET SERIES FUND:
    APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.283         $     1.092         $    1.000                 --
    Unit Value at end of period......          1.431               1.283              1.092                 --
    Number of units outstanding at
      end of period..................     24,225,208          16,532,767          5,241,524                 --
    DIVERSIFIED STRATEGIC INCOME
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.100         $     1.048         $    1.000                 --
    Unit Value at end of period......          1.103               1.100              1.048                 --
    Number of units outstanding at
      end of period..................     28,198,595          24,838,532          5,444,154                 --
    EQUITY INDEX PORTFOLIO CLASS II
      (5/99)
    Unit Value at beginning of
      period.........................    $     1.000                  --                 --                 --
    Unit Value at end of period......          1.098                  --                 --                 --
    Number of units outstanding at
      end of period..................      3,460,443                  --                 --                 --
    TOTAL RETURN PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.953         $     1.000                 --                 --
    Unit Value at end of period......          1.146               0.953                 --                 --
    Number of units outstanding at
      end of period..................      4,963,010           1,281,704                 --                 --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.:
    INVESTORS FUND (4/98)
    Unit Value at beginning of
      period.........................    $     1.029         $     1.000                 --                 --
    Unit Value at end of period......          1.132               1.029                 --                 --
    Number of units outstanding at
      end of period..................      8,670,638           3,232,444                 --                 --
TRAVELERS SERIES FUND INC.:
    ALLIANCE GROWTH PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.679         $     1.319         $    1.037            $ 1.000
    Unit Value at end of period......          2.189               1.679              1.319              1.037
    Number of units outstanding at
      end of period..................     47,167,905          31,011,054          8,259,362              2,250

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
    MFS TOTAL RETURN PORTFOLIO (1/97)
    Unit Value at beginning of
      period.........................    $     1.303         $     1.183         $    1.000                 --
    Unit Value at end of period......          1.319               1.303              1.183                 --
    Number of units outstanding at
      end of period..................     54,290,552          42,017,841          9,959,634                 --
THE TRAVELERS SERIES TRUST:
    CONVERTIBLE BOND PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     1.000         $     1.000                 --                 --
    Unit Value at end of period......    $     1.170               1.000                 --                 --
    Number of units outstanding at
      end of period..................      2,431,429             414,907                 --                 --
    DISCIPLINED MID CAP STOCK
      PORTFOLIO (6/97)
    Unit Value at beginning of
      period.........................    $     1.377         $     1.195         $    1.000                 --
    Unit Value at end of period......          1.541               1.377              1.195                 --
    Number of units outstanding at
      end of period..................      6,716,626           5,142,990          1,668,733                 --
    DISCIPLINED SMALL CAP STOCK
      PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.894         $     1.000                 --                 --
    Unit Value at end of period......          1.061               0.894                 --                 --
    Number of units outstanding at
      end of period..................      1,202,404             450,528                 --                 --
    EQUITY INCOME PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.484         $     1.339         $    1.026            $ 1.000
    Unit Value at end of period......          1.535               1.484              1.339              1.026
    Number of units outstanding at
      end of period..................     35,687,217          25,733,333          6,719,150             30,196
THE TRAVELERS SERIES TRUST
    FEDERATED HIGH YIELD PORTFOLIO
      (1/97)
    Unit Value at beginning of
      period.........................    $     1.177         $     1.140         $    1.000                 --
    Unit Value at end of period......          1.196               1.177              1.140                 --
    Number of units outstanding at
      end of period..................     22,260,856          18,811,555          4,566,993                 --
    FEDERATED STOCK PORTFOLIO (1/97)
    Unit Value at beginning of
      period.........................    $     1.494         $     1.285         $    1.000                 --
    Unit Value at end of period......          1.552               1.494              1.285                 --
    Number of units outstanding at
      end of period..................     14,406,177          11,892,834          3,816,999                 --
    LARGE CAP PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.665         $     1.245         $    1.023            $ 1.000
    Unit Value at end of period......          2.123               1.665              1.245              1.023
    Number of units outstanding at
      end of period..................     28,051,763          15,040,703          4,815,848              7,800
    LAZARD INTERNATIONAL STOCK
      PORTFOLIO (12/96)
    Unit Value at beginning of
      period.........................    $     1.216         $     1.095         $    1.027            $ 1.000
    Unit Value at end of period......          1.460               1.216              1.095              1.027
    Number of units outstanding at
      end of period..................     25,226,349          17,270,810          5,694,288              5,702

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                            PERIOD             PERIOD              PERIOD            PERIOD FROM
                                            ENDED               ENDED               ENDED         DECEMBER 16, 1996
                                         DECEMBER 31,       DECEMBER 31,        DECEMBER 31,              TO
           FUNDING OPTION                    1999               1998                1997          DECEMBER 31, 1996
--------------------------------------------------------------------------------------------------------------------
    MFS EMERGING GROWTH PORTFOLIO
      (12/96)
    Unit Value at beginning of
      period.........................    $     1.587         $     1.198         $    1.004            $ 1.000
    Unit Value at end of period......          2.766               1.587              1.198              1.004
    Number of units outstanding at
      end of period..................     22,881,721          15,538,984          4,218,974             31,886
    MFS MID CAP GROWTH
      PORTFOLIO (4/98)
    Unit Value at beginning of
      period.........................    $     0.985         $     1.000                 --                 --
    Unit Value at end of period......          1.595               0.985                 --                 --
    Number of units outstanding at
      end of period..................      4,760,902             965,761                 --                 --
    TRAVELERS QUALITY BOND PORTFOLIO
      (12/96)
    Unit Value at beginning of
      period.........................    $     1.131         $     1.057         $    1.001            $ 1.000
    Unit Value at end of period......          1.128               1.131              1.057              1.001
    Number of units outstanding at
      end of period..................     26,069,226          15,435,236          3,137,736             95,203
WARBURG PINCUS TRUST:
    EMERGING MARKETS PORTFOLIO (5/98)
    Unit Value at beginning of
      period.........................    $     0.734         $     1.000                 --                 --
    Unit Value at end of period......          1.313               0.734                 --                 --
    Number of units outstanding at
      end of period..................      2,521,807             780,839                 --                 --


The Company began tracking the Accumulation Unit values in 1996, however, the Separate Account held no assets until 1997.

Funding Options not listed had no amounts yet allocated to them.

"Number of units outstanding at end of period" may include units for contract owners in the payout phase.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.


The financial statements for Fund ABD II and the financial statements of The Travelers Life and Annuity Company are contained in the SAI.

---------------


    * Formerly Capital Appreciation Portfolio.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


                       The Insurance Company
                       Principal Underwriter

                       Distribution and Principal Underwriting Agreement

                       Valuation of Assets
                       Performance Information
                       Mixed and Shared Funding
                       Federal Tax Considerations
                       Independent Accountants
                       Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.


Name:

Address:

L-21166                                                       May 1, 2000

            TRAVELERS PREMIER ADVISERS VARIABLE ANNUITY PROSPECTUS:
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). We may issue it as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/ or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:


   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     Active International Allocation Portfolio
     Emerging Markets Equity Portfolio
     Equity Growth Portfolio
     Global Equity Portfolio
     Mid Cap Growth Portfolio
     Mid Cap Value Portfolio
     Technology Portfolio
     Value Portfolio


   SALOMON BROTHERS VARIABLE SERIES FUND,
     INC.
     Capital Fund
     High Yield Bond Fund
     Investors Fund
     Small Cap Growth Fund
     Strategic Bond Fund
   VAN KAMPEN LIFE INVESTMENT TRUST
     Comstock Portfolio
     Domestic Income Portfolio
     Emerging Growth Portfolio
     Enterprise Portfolio
     Government Portfolio
     Growth and Income Portfolio
     Money Market Portfolio
     Morgan Stanley Real Estate Securities
        Portfolio


The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.


This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund ABD for Variable Annuities or The Travelers Fund ABD II for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................       2
Summary...............................       3
Fee Table.............................       6
Condensed Financial Information.......       9
The Annuity Contract..................       9
  Contract Owner Inquiries............       9
  Purchase Payments...................       9
  Accumulation Units..................       9
  The Funding Options.................      10
Charges and Deductions................      12
  General.............................      12
  Withdrawal Charge...................      12
  Free Withdrawal Allowance...........      13
  Administrative Charges..............      13
  Mortality and Expense Risk Charge...      13
  Funding Option Expenses.............      14
  Premium Tax.........................      14
  Changes in Taxes Based Upon Premium
     or Value.........................      14
Transfers.............................      14
  Dollar Cost Averaging...............      14
Access to Your Money..................      15
  Systematic Withdrawals..............      15
  Loans...............................      16
Ownership Provisions..................      16
  Types of Ownership..................      16
  Contract Owner......................      16
  Beneficiary.........................      16
  Annuitant...........................      16
Death Benefit.........................      17
  Death Proceeds Before the Maturity
     Date.............................      17
  Payment of Proceeds.................      18
  Death Proceeds After the Maturity
     Date.............................      19
The Annuity Period....................      19
  Maturity Date.......................      19
  Allocation of Annuity...............      20
  Variable Annuity....................      20
  Fixed Annuity.......................      21
Payment Options.......................      21
  Election of Options.................      21
  Annuity Options.....................      21
  Income Options......................      22
Miscellaneous Contract Provisions.....      22
     Right to Return..................      22
     Termination......................      22
     Required Reports.................      23
     Suspension of Payments...........      23
     Transfers of Contract Values to
       Other Annuities................      23
The Separate Accounts.................      23
     Performance Information..........      23
Federal Tax Considerations............      24
     General Taxation of Annuities....      24
     Types of Contracts: Qualified or
       Nonqualified...................      24
     Nonqualified Annuity Contracts...      25
     Qualified Annuity Contracts......      25
     Penalty Tax for Premature
       Distributions..................      25
     Diversification Requirements for
       Variable Annuities.............      26
     Ownership of the Investments.....      26
     Mandatory Distributions for
       Qualified Plans................      26
     Taxation of Death Benefit
       Proceeds.......................      26
Other Information.....................      27
     The Insurance Companies..........      27
     Financial Statements.............      27
     IMSA.............................      27
     Distribution of Variable Annuity
       Contracts......................      27
     Conformity with State and Federal
       Laws...........................      27
     Voting Rights....................      28
     Legal Proceedings and Opinions...      28
Appendix A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund ABD.........     A-1
Appendix B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund ABD II....     B-1
Appendix C: Fixed Account.............     C-1
Appendix D: Contents of the Statement
  of Additional Information...........     D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................       9
Accumulation Period...................       9
Annuitant.............................      16
Annuity Payments......................       9
Annuity Unit..........................       9
Contingent Annuitant..................      16
Contract Date.........................       9
Contract Owner (You, Your)............      16
Contract Value........................       9
Contract Year.........................       9
Death Report Date.....................      17
Funding Option(s).....................      10
Joint Owner...........................      16
Maturity Date.........................       9
Purchase Payment......................       9
Underlying Fund.......................      10
Written Request.......................       9

                                    SUMMARY:
                           TRAVELERS PREMIER ADVISERS

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchase your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund ABD for Variable Annuities ("Fund ABD"); The Travelers Life and Annuity Company sponsors the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"). When we refer to the Separate Account, we are referring to either Fund ABD or Fund ABD II, depending upon your issuing company.



Your issuing company is Travelers Life and Annuity Company unless you purchased your contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.



Bahamas                            North Carolina
British Virgin Islands             Oregon(1)
Guam                               Puerto Rico
Kansas                             Tennessee
Maine                              U.S. Virgin Islands
New Hampshire                      Washington(1)
New Jersey                         Wyoming
New York


---------------

(1) The Travelers Insurance Company issues only single premium contracts with variable and fixed accounts for these states. The Travelers Life and Annuity Company issues only flexible premium contracts with variable accounts in these states. Please refer to your Contract or ask your agent for more information.



You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract in states where the Contract has been approved for sale. This Contract may not currently be available for sale in all states.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options or income options.

Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the Contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.


WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For contracts with a value of less than $40,000 the Company deducts an annual contract administrative charge of $30. The subaccount administrative charge and the mortality and expense risk ("M&E") charge are deducted from the amounts in the variable funding options. The subaccount administrative charge is 0.15% annually. The M&E charge is 1.25% of the amounts you direct to the variable funding options. Each underlying Fund also charges for management and other expenses.

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years eight and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments, credits and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any credits and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. No sales charge will apply. Of course, you may have to pay income taxes and a tax penalty on any money you take out.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

                                   FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE (as a percentage of the purchase payments withdrawn)

                YEARS SINCE PURCHASE                   WITHDRAWAL
                    PAYMENT MADE                         CHARGE
                         0-1                               6%
                          2                                6%
                          3                                5%
                          4                                5%
                          5                                4%
                          6                                3%
                          7                                2%
                     8 and over                            0%
    ANNUAL CONTRACT ADMINISTRATIVE CHARGE                 $30
      (Waived if contract value is $40,000 or
    more)

ANNUAL SEPARATE ACCOUNT CHARGES (as a percentage of the average daily net assets of the Separate Account)

      Mortality & Expense Risk Charge.............................   1.25%
      Administrative Expense Charge...............................   0.15%
                                                                     -----
        Total Separate Account Charges............................   1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)


                                                                                              TOTAL ANNUAL
                                                            MANAGEMENT          OTHER           OPERATING
                                                               FEE            EXPENSES          EXPENSES
                                                          (AFTER EXPENSE   (AFTER EXPENSE    (AFTER EXPENSE
FUNDING OPTIONS:                                          REIMBURSEMENT)   REIMBURSEMENT)    REIMBURSEMENT)
------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Active International Allocation Portfolio...............      0.00%             1.15%             1.15%(1)
Emerging Markets Equity Portfolio.......................      0.42%             1.37%             1.79%(1)
Equity Growth Portfolio.................................      0.29%             0.56%             0.85%(1)
Global Equity Portfolio.................................      0.47%             0.68%             1.15%(1)
Mid Cap Growth Portfolio................................      0.00%             1.05%             1.05%(1)
Mid Cap Value Portfolio.................................      0.43%             0.62%             1.05%(1)
Technology Portfolio....................................      0.00%             1.15%             1.15%(1)
Value Portfolio.........................................      0.18%             0.67%             0.85%(1)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
Capital Fund............................................      0.00%             1.00%             1.00%(2)
High Yield Bond Fund....................................      0.00%             1.00%             1.00%(2)
Investors Fund..........................................      0.53%             0.45%             0.98%(2)
Small Cap Growth Fund...................................      0.00%             1.50%             1.50%(2)
Strategic Bond Fund.....................................      0.27%             0.73%             1.00%(2)
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio......................................      0.00%             0.95%             0.95%(3)
Domestic Income Portfolio...............................      0.01%             0.60%             0.61%(3)
Emerging Growth Portfolio...............................      0.67%             0.18%             0.85%(3)
Enterprise Portfolio....................................      0.48%             0.12%             0.60%(3)
Government Portfolio....................................      0.36%             0.24%             0.60%(3)
Growth and Income Portfolio.............................      0.43%             0.32%             0.75%(3)
Money Market Portfolio..................................      0.19%             0.43%             0.62%(3)
Morgan Stanley Real Estate Securities Portfolio.........      0.97%             0.13%             1.10%(3)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.


(1) The Advisers, with respect to the Portfolios listed in the Universal Institutional Fund Inc. have voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as Investment Adviser if such fees would cause Total Annual Operating Expenses to exceed the amounts set forth in the tables above. Additionally, in determining the actual amount of voluntary management fee waiver and/or expense reimbursement for a portfolio, if any, the Advisers exclude from total annualized operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on borrowing. Included in "Other Expenses" of the EMERGING MARKETS EQUITY PORTFOLIO are 0.04% of such investment related expenses. Absent fee waivers and/or reimbursements, the expenses would have been:



                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Active International Allocation Portfolio.................    0.80%        1.83%        2.63%
Emerging Markets Equity Portfolio.........................    1.25%        1.37%        2.62%
Equity Growth Portfolio...................................    0.55%        0.56%        1.11%
Global Equity Portfolio...................................    0.80%        0.68%        1.48%
Mid Cap Growth Portfolio..................................    0.75%        7.31%        8.06%
Mid Cap Value Portfolio...................................    0.75%        0.62%        1.37%
Technology Portfolio......................................    0.80%       11.77%       12.57%
Value Portfolio...........................................    0.55%        0.67%        1.22%


(2) Reflects the voluntary agreement by Salomon Brothers Asset Management to impose an expense cap for the fiscal year ending December 31, 1999 on the Total Annual Operating Expenses of each fund at the amount shown in the table through the reimbursement of expenses. Absent fee waivers and/or reimbursements, the expenses would have been:


                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Capital Fund..............................................    0.85%        1.14%        1.99%
High Yield Bond Fund......................................    0.75%        1.05%        1.80%
Investors Fund............................................    0.70%        0.45%        1.15%
Small Cap Growth Fund.....................................    0.75%       15.61%       16.36%
Strategic Bond Fund.......................................    0.75%        0.73%        1.48%



(3) Van Kampen has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause the Total Annual Operating Expenses to exceed the amounts set forth in the table above. The ratio of expenses to average net assets does not reflect credits earned on overnight cash balances for the DOMESTIC INCOME PORTFOLIO and the MONEY MARKET PORTFOLIO. Absent fee waivers and/or reimbursements, the expenses would have been:

                                                                                    TOTAL ANNUAL
                                                            MANAGEMENT    OTHER      OPERATING
PORTFOLIO                                                      FEES      EXPENSES     EXPENSES
------------------------------------------------------------------------------------------------
Comstock Portfolio........................................    0.60%        9.76%       10.36%
Domestic Income Portfolio.................................    0.50%        0.60%        1.10%
Emerging Growth Portfolio.................................    0.70%        0.18%        0.88%
Enterprise Portfolio......................................    0.50%        0.12%        0.62%
Government Portfolio......................................    0.50%        0.24%        0.74%
Growth and Income Portfolio...............................    0.60%        0.32%        0.92%
Money Market Portfolio....................................    0.50%        0.43%        0.93%
Morgan Stanley Real Estate Securities Portfolio...........    1.00%        0.13%        1.13%

EXAMPLE*:

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:


                                                                                               IF CONTRACT IS NOT SURRENDERED
                                                   IF CONTRACT IS SURRENDERED AT THE                OR ANNUITIZED AT END
                                                         END OF PERIOD SHOWN:                         OF PERIOD SHOWN:
---------------------------------------------------------------------------------------------------------------------------------
FUNDING OPTION                                   1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL INSTITUTIONAL FUNDS, INC.
Active International Allocation Portfolio......   $86      $130      $176       $290         $26       $80      $136       $290
Emerging Markets Equity Portfolio..............    92       149       207        350          32        99       167        350
Equity Growth Portfolio........................    86       130       177        290          26        80       137        290
Global Equity Portfolio........................    86       130       176        290          26        80       136        290
Mid Cap Growth Portfolio.......................    85       127       171        280          25        77       131        280
Mid Cap Value Portfolio........................    85       127       171        280          25        77       131        280
Technology Portfolio...........................    86       130       176        290          26        80       136        290
Value Portfolio................................    83       121       161        260          23        71       121        260
SALOMON BROTHERS VARIABLE SERIES FUND INC.
Capital Fund...................................    84       125       169        275          24        75       129        275
High Yield Bond Fund...........................    84       125       169        275          24        75       129        275
Investors Fund.................................    84       125       169        275          24        75       129        275
Small Cap Growth Fund..........................    89       140       193        323          29        90       153        323
Strategic Bond Fund............................    84       125       169        275          24        75       129        275
VAN KAMPEN LIFE INVESTMENT TRUST
Comstock Portfolio.............................    84       124       166        270          24        74       126        270
Domestic Income Portfolio......................    81       113       149        235          21        63       109        235
Emerging Growth Portfolio......................    83       121       161        260          23        71       121        260
Enterprise Portfolio...........................    80       113       148        234          20        63       108        234
Government Portfolio...........................    80       113       148        234          20        63       108        234
Growth and Income Portfolio....................    82       118       156        249          22        68       116        249
Money Market Portfolio.........................    81       114       149        236          21        64       109        236
Morgan Stanley Real Estate Securities
 Portfolio.....................................    85       128       174        285          25        78       134        285


* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.01% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Premier Advisers is a contract between the contract owner ("you"), and the Company. You make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. You may make additional payments of at least $500 at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. Subsequent purchase payments will be credited to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-599-9460 to request additional copies of the prospectuses.

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:


-------------------------------------------------------------------------------------------------------------------
              FUNDING                                    INVESTMENT                              INVESTMENT
               OPTION                                     OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.
    Active International Allocation   Seeks above-average capital appreciation by        Morgan Stanley Dean Witter
    Portfolio                         investing in a highly diversified mix of equity    Investment Management Inc.
                                      securities of non-U.S. issuers.                    ("MSDW")
    Emerging Markets Equity           Seeks long-term capital appreciation by investing  MSDW
    Portfolio                         primarily in equity securities of emerging market
                                      country issuers with a focus on those in which
                                      the adviser believes the economies are developing
                                      strongly and in which the markets are becoming
                                      more sophisticated.
    Equity Growth Portfolio           Seeks to maximize long-term capital appreciation   MSDW
                                      by investing primarily in the equity securities
                                      of U.S. and, to a limited extent, foreign
                                      companies that exhibit strong or accelerating
                                      growth earnings.
    Global Equity Portfolio           Seeks long-term capital appreciation by investing  MSDW
                                      primarily in equity securities of issuers
                                      throughout the world, including the U.S.
    Mid Cap Growth Portfolio          Seeks long-term capital growth by investing        Miller Anderson & Sherrerd
                                      primarily in common stocks and other equity        ("MAS")
                                      securities.
    Mid Cap Value Portfolio           Seeks above-average total return over a market     MSDW
                                      cycle of three to five years by investing in
                                      common stock and other equity securities of
                                      issuers with equity capitalizations in the range
                                      of the companies represented in the S&P Mid Cap
                                      400 Index (currently $100 million to $8 billion).
    Technology Portfolio              Seeks long-term capital appreciation by investing  MSDW
                                      primarily in equity securities of companies that
                                      the investment adviser expects to benefit from
                                      their involvement in technology or
                                      technolgy-related industries.
    Value Portfolio                   Seeks above-average total return over a market     MAS
                                      cycle of three to five years by investing
                                      primarily in a diversified portfolio of common
                                      stocks and other equity securities that the
                                      adviser believes to be relatively undervalued
                                      based on various measures such as price earnings
                                      ratios and price book ratios.
SALOMON BROTHERS VARIABLE SERIES
FUND, INC.
    Capital Fund                      Seeks capital appreciation, primarily through      Salomon Brothers Asset
                                      investments in common stocks which are believed    Management ("SBAM")
                                      to have above-average price appreciation
                                      potential and which may involve above average
                                      risk.

-------------------------------------------------------------------------------------------------------------------
              FUNDING                                    INVESTMENT                              INVESTMENT
               OPTION                                     OBJECTIVE                          ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
    High Yield Bond Fund              Seeks to maximize current income, and,             SBAM
                                      secondarily, to seek capital appreciation through
                                      investments in medium or lower rating categories.
    Investors Fund                    Seeks long-term growth of capital, and,            SBAM
                                      secondarily, current income, through investments
                                      in common stocks of well-known companies.
    Small Cap Growth Fund             Seeks long-term growth of capital by investing     SBAM
                                      primarily in equity securities of companies with
                                      market capitalizations similar to that of
                                      companies included in the Russell 2000 Index.
    Strategic Bond Fund               Seeks a high level of current income. As a         SBAM
                                      secondary objective, the portfolio will seek
                                      capital appreciation.
VAN KAMPEN LIFE INVESTMENT TRUST
    Comstock Portfolio                Seeks capital growth and income through            Van Kampen Asset
                                      investments in equity securities                   Management, Inc. ("VKAM")
    Domestic Income Portfolio         Seeks current income primarily and capital         VKAM
                                      appreciation as a secondary objective only when
                                      consistent with its primary investment objective.
                                      The Portfolio attempts to achieve these
                                      objectives through investment primarily in a
                                      diversified portfolio of fixed-income securities.
                                      The Portfolio may invest in investment grade
                                      securities and lower rated and nonrated
                                      securities. Lower rated securities (commonly
                                      known as "junk bonds") are regarded by the rating
                                      agencies as predominantly speculative with
                                      respect to the issuer's continuing ability to
                                      meet principal and interest payments.
    Emerging Growth Portfolio         Seeks capital appreciation by investing primarily  VKAM
                                      in common stocks of companies considered to be
                                      emerging growth companies.
    Enterprise Portfolio              Seeks capital appreciation through investments     VKAM
                                      believed by the Adviser to have above-average
                                      potential for capital appreciation.
    Government Portfolio              Seeks to provide investors with a high current     VKAM
                                      return consistent with preservation of capital by
                                      investing primarily in debt securities issued or
                                      guaranteed by the U.S. government, its agencies
                                      or instrumentalities.
    Growth and Income Portfolio       Seeks long-term growth of capital and income by    VKAM
                                      investing primarily in income-producing equity
                                      securities, including common stocks and
                                      convertible securities.
    Money Market Portfolio            Seeks protection of capital and high current       VKAM
                                      income through investments in money market
                                      instruments. Investments in the Money Market
                                      Portfolio are neither insured nor guaranteed by
                                      the U.S. Government. Although the Money Market
                                      Portfolio seeks to maintain a stable net asset
                                      value of $1.00 per share, there is no assurance
                                      that it will be able to do so.
    Morgan Stanley Real Estate        Seeks long-term growth of capital, with current    VKAM
    Securities Portfolio              income as a secondary consideration, by investing
                                      principally in securities of companies operating
                                      in the real estate industry ("Real Estate
                                      Securities). A "real estate industry company" is
                                      a company that derives at least 50% of its assets
                                      (market to market), gross income or net profits
                                      from the ownership, construction, management or
                                      sale of residential, commercial or industrial
                                      real estate.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made to the Contract. However, a withdrawal charge will apply if purchase payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 3%
         7                                 2%
    8 and over                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

       (a) any purchase payment to which no withdrawal charge applies, and then

       (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

       (c) from any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

       (d) from any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if an income option of at least five year's duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous Contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $40,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

       (1) from the distribution of death proceeds;

       (2) after an annuity payout has begun, or

       (3) if the contract value on the date of assessment equals or is greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE


Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals, on an annual basis, 1.25% of the amounts held in the variable funding options. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------


Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix C for information regarding transfers between the Fixed Account and the variable funding options.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, Travelers may credit increased interest rates to contract owners under an administrative Special DCA Program established at the discretion of Travelers, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on funds in the Special DCA Program and all purchase payments and accrued interest must be transferred on a level basis to the selected funding option in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and all purchase payments and accrued interest in this Program must be transferred on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, your contract value will be credited for the remainder of 6 or 12 months with the interest rate for non-Program funds.

A contract owner may only have one DCA Program or Special DCA Program in place at one time. Any subsequent purchase payments received by the Company within the Program period selected will be allocated to the current funding options over the remainder of that Program transfer period, unless otherwise directed by the contract owner.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made. Withdrawals during the annuity period are not allowed.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP


Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.



You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.



Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.



BENEFICIARY



You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.



Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.



ANNUITANT



The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.



A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT

--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value;

          (2) the total purchase payments made under the Contract less all partial withdrawals; or

          (3) the step-up values (if any, as described below).

STEP-UP VALUE. The step-up value will initially equal the first purchase payment. When an additional purchase payment is made, the step-up value will be increased by the amount of that purchase payment. When a partial surrender is taken, the step-up value will be reduced by a partial surrender reduction as described below. On each Contract anniversary before the annuitant's 80th birthday and before the annuitant's death, if the contract value is greater than the step-up value, the step-up value will be reset to equal that greater amount. The step-up value will not be reduced on these anniversary recalculations (provided no surrenders are made on that day). The only changes made to the step-up value on or after the annuitant's 80th birthday will be those related to additional purchase payments or partial surrenders.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value, multiplied by (2) the amount of the partial surrender, divided by (3) the contract value before the surrender

For example, assume your current contract value is $55,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

50,000 x (10,000/55,000) = 9,090


Your new step-up value would be 50,000-9,090, or $40,910.


The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, the step-up value would be reduced as follows:

50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

          (1) the contract value; or

          (2) the total purchase payments made under the Contract less all partial withdrawals.

We must be notified no later than six months from the date of death in order for Us to make payment of proceeds as described above. If we receive notification more than six months after the date of death, the death benefit payable will be the contract value on the death report date, less any applicable premium tax and outstanding loans.

PAYMENT OF PROCEEDS



The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.



                             NONQUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.



                              QUALIFIED CONTRACTS



--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------



DEATH PROCEEDS AFTER THE MATURITY DATE



If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.



                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or
(c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (In certain states, the maturity date elected may not be later than the annuitant's 90th birthday; refer to your Contract.)

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the contract value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's cash surrender value (or, if required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the period selected. The amount of each payment will be equal to the remaining cash surrender value applied under this option divided by the number of remaining payments.

Option 3 -- Other Income Options. The Company will make any other arrangements for Income Options as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund ABD for Variable Annuities ("Fund ABD") and the Travelers Fund ABD II for Variable Annuities ("Fund ABD II"), respectively. Both Fund ABD and Fund ABD II were established on November 5, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD and Fund ABD II are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.


TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES


Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.



The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.


The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.


Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.



THE TRAVELERS INSURANCE COMPANY



There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.



In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.



THE TRAVELERS LIFE AND ANNUITY COMPANY



There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                                  APPENDIX A:


                           TRAVELERS PREMIER ADVISERS


                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES


                            ACCUMULATION UNIT VALUES



                                                                               PERIOD FROM
                                                                              MAY 28, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
    EMERGING MARKETS EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.769       $    1.000
    Unit Value at end of period.............................       1.476            0.769
    Number of units outstanding at end of period............     238,502           27,410
    GLOBAL EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.017            0.991
    Number of units outstanding at end of period............     508,044          163,749
    MID CAP VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.042       $    1.000
    Unit Value at end of period.............................       1.235            1.042
    Number of units outstanding at end of period............     818,991          219,618
    VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.880       $    1.000
    Unit Value at end of period.............................       0.852            0.880
    Number of units outstanding at end of period............     853,765          258,345
SALOMON BROTHERS VARIABLE SERIES FUND, INC.:
    CAPITAL FUND (5/98)
    Unit Value at beginning of period.......................  $    1.084       $    1.000
    Unit Value at end of period.............................       1.305            1.084
    Number of units outstanding at end of period............     216,465           55,964
    YIELD BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.032            0.991
    Number of units outstanding at end of period............     208,039          117,685
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................  $    1.029       $    1.000
    Unit Value at end of period.............................       1.132            1.029
    Number of units outstanding at end of period............   3,905,967        1,764,644
    STRATEGIC BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    1.037       $    1.000
    Unit Value at end of period.............................       1.026            1.037
    Number of units outstanding at end of period............     344,250          127,127
VAN KAMPEN LIFE INVESTMENT TRUST:
    COMSTOCK PORTFOLIO (5/99)
    Unit Value at beginning of year.........................  $    1.000               --
    Unit Value at end of year...............................       0.916               --
    Number of units outstanding at end of year..............      65,606               --
    DOMESTIC INCOME PORTFOLIO (6/98)
    Unit Value at beginning of period.......................  $    1.019       $    1.000
    Unit Value at end of period.............................       0.983            1.019
    Number of units outstanding at end of period............     533,733          116,317
    EMERGING GROWTH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.204       $    1.000
    Unit Value at end of period.............................       2.426            1.204
    Number of units outstanding at end of period............     483,237           27,189
    ENTERPRISE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.083       $    1.000
    Unit Value at end of period.............................       1.344            1.083
    Number of units outstanding at end of period............     953,537          233,972

                                  APPENDIX A:
                           TRAVELERS PREMIER ADVISERS

                        CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------
                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                               PERIOD FROM
                                                                              MAY 28, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONT'D.)
    GOVERNMENT PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.052       $    1.000
    Unit Value at end of period.............................       1.003            1.052
    Number of units outstanding at end of period............     333,180          347,758
    GROWTH AND INCOME PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.030       $    1.000
    Unit Value at end of period.............................       1.147            1.030
    Number of units outstanding at end of period............   1,105,415          292,761
    MONEY MARKET PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.023       $    1.000
    Unit Value at end of period.............................       1.055            1.023
    Number of units outstanding at end of period............     545,168          637,874
    REAL ESTATE SECURITIES PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.909       $    1.000
    Unit Value at end of period.............................       0.866            0.909
    Number of units outstanding at end of period............     105,964           66,511


The Separate Account became effective on June 24, 1996, although this product became active within this Separate Account in 1998. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report, which is filed with the Securities and Exchange Commission. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

                                  APPENDIX B:

                           TRAVELERS PREMIER ADVISERS

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES


                                                                              *PERIOD FROM
                                                                              APRIL 8, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
    EMERGING MARKETS EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.769       $    1.000
    Unit Value at end of period.............................       1.476            0.769
    Number of units outstanding at end of period............   1,187,791          325,885
    GLOBAL EQUITY PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.017            0.991
    Number of units outstanding at end of period............   4,937,653        2,791,215
    MID CAP VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.042       $    1.000
    Unit Value at end of period.............................       1.235            1.042
    Number of units outstanding at end of period............   5,752,898        3,208,568
    VALUE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.880       $    1.000
    Unit Value at end of period.............................       0.852            0.880
    Number of units outstanding at end of period............   6,166,448        2,812,523
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
    CAPITAL FUND (5/98)
    Unit Value at beginning of period.......................  $    1.084       $    1.000
    Unit Value at end of period.............................       1.305            1.084
    Number of units outstanding at end of period............   2,802,945        1,220,503
    HIGH YIELD BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    0.991       $    1.000
    Unit Value at end of period.............................       1.032            0.991
    Number of units outstanding at end of period............   3,085,254        2,965,625
    INVESTORS FUND (4/98)
    Unit Value at beginning of period.......................  $    1.029       $    1.000
    Unit Value at end of period.............................       1.132            1.029
    Number of units outstanding at end of period............   8,670,638        3,232,444
    STRATEGIC BOND FUND (5/98)
    Unit Value at beginning of period.......................  $    1.037       $    1.000
    Unit Value at end of period.............................       1.026            1.037
    Number of units outstanding at end of period............   3,695,681        1,887,776
VAN KAMPEN LIFE INVESTMENT TRUST:
    COMSTOCK PORTFOLIO (5/99)
    Unit Value at beginning of period.......................  $    1.000
    Unit Value at end of period.............................       0.916
    Number of units outstanding at end of period............     592,847
    DOMESTIC INCOME PORTFOLIO (6/98)
    Unit Value at beginning of period.......................  $    1.019       $    1.000
    Unit Value at end of period.............................       0.983            1.019
    Number of units outstanding at end of period............   2,370,354          922,300

                                  APPENDIX B:

                           TRAVELERS PREMIER ADVISERS

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                THE TRAVELERS FUND ABD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)


                                                                              *PERIOD FROM
                                                                              APRIL 8, 1998
                                                              YEAR ENDED   (EFFECTIVE DATE) TO
                       FUNDING OPTION                            1999       DECEMBER 31, 1998
----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST (CONT'D.)
    EMERGING GROWTH PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.204       $    1.000
    Unit Value at end of period.............................       2.426            1.204
    Number of units outstanding at end of period............   4,454,847        1,147,906
    ENTERPRISE PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.083       $    1.000
    Unit Value at end of period.............................       1.344            1.083
    Number of units outstanding at end of period............   6,294,366        1,807,065
    GOVERNMENT PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.052       $    1.000
    Unit Value at end of period.............................       1.003            1.052
    Number of units outstanding at end of period............   1,781,637          754,724
    GROWTH AND INCOME PORTFOLIO(5/98)
    Unit Value at beginning of period.......................  $    1.030       $    1.000
    Unit Value at end of period.............................       1.147            1.030
    Number of units outstanding at end of period............   6,242,006        2,274,752
    MONEY MARKET PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    1.023       $    1.000
    Unit Value at end of period.............................       1.055            1.023
    Number of units outstanding at end of period............   7,282,651        4,773,944
    V. KAMPEN LIT REAL ESTATE SECURITIES PORTFOLIO (5/98)
    Unit Value at beginning of period.......................  $    0.909       $    1.000
    Unit Value at end of period.............................       0.866            0.909
    Number of units outstanding at end of period............   1,437,131          693,461


The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD II are contained in the Annual Report filed with the Securities and Exchange Commission. The financial statements of The Travelers Life and Annuity Company are contained in the SAI.

* The Travelers Fund ABD II for Variable Annuities first became effective June 24, 1996 although this product became active within this Separate Account on April 8, 1998.

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:


     The Insurance Company
     Principal Underwriter

     Distribution and Principal Underwriting Agreement

     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-20686S, and the The Travelers Life and Annuity Statement of Additional Information is printed on Form L-20687S.


Name:
---------------------------------------------------------------

Address:
---------------------------------------------------------------

        -----------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

L-21249                                                              May 1, 2000

                                     PART B

          Information Required in a Statement of Additional Information

                               PORTFOLIO ARCHITECT
                           PORTFOLIO ARCHITECT SELECT
                                PREMIER ADVISERS

                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2000

                                       for

                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2000. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-9061, or by calling (800) 842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . .   1

PRINCIPAL UNDERWRITER . . . . . . . . . . . . . . . . . . . . . .   1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT . . . . . . . .   2

VALUATION OF ASSETS . . . . . . . . . . . . . . . . . . . . . . .   2

PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . .   3

MIXED AND SHARED FUNDING . . . . . . . . . . . . . . . . . . . .    11

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . .    11

INDEPENDENT ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . .   14

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . .  F-1

                              THE INSURANCE COMPANY

           The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

           The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

           The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Fund ABD meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Fund ABD are subject to the provisions of
Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

           CFBDS, Inc. serves as principal underwriter for Fund ABD and the Contracts. The offering is continuous. CFBDS's principal executive offices are located at 21 Milk Street, Boston, Massachusetts. CFBDS is not affiliated with the Company or Fund ABD. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker dealer, may become the principal underwriter for the Contracts during the year 2000.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

           Under the terms of the Distribution and Principal Underwriting Agreement among Fund ABD, CFBDS and the Company, CFBDS acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses CFBDS for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

           Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

           Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

           Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);
      (b) = any deduction for applicable taxes (presently zero); and
      (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

           The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                             PERFORMANCE INFORMATION

           From time to time, the Company may advertise several types of historical performance for the Funding Options of Fund ABD. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

           STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected, divided by the average net assets for contracts sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

           NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any applicable withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

           For Funding Options that were in existence prior to the date they became available under Fund ABD, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

           GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund ABD and the Funding Options.

           Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 1999 are set forth in the following tables.

                          TRAVELERS PORTFOLIO ARCHITECT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99



STOCK ACCOUNTS:                                                  1 Year           5 Year    10 Year (or inception)   Inception Date#
Alliance Growth Portfolio                                        24.42%              -              28.44%                12/17/96
Capital Appreciation Fund (Janus)                                45.40%              -              44.27%                12/16/96
Delaware Investments REIT Series                                 -9.73%              -             -11.82%                 5/12/98
Dreyfus Capital Appreciation Portfolio                            3.91%              -              8.98%                  4/1/98
Dreyfus Small Cap Portfolio                                      15.44%              -             -0.14%                  4/8/98
Equity Income Portfolio (Fidelity)                               -2.54%              -              13.89%                12/16/96
Equity Index Portfolio Class II *                                   -                -              12.43%                 6/1/99
Federated Stock Portfolio                                        -2.12%              -              14.65%                 1/10/97
Large Cap Portfolio (Fidelity)                                   21.53%              -              27.11%                12/17/96
Lazard International Stock Portfolio                             14.02%              -              11.95%                12/16/96
MFS Emerging Growth Portfolio                                    68.33%              -              38.90%                12/16/96
MFS Mid Cap Growth Portfolio                                     55.91%              -              29.25%                 4/30/98
MFS Research Portfolio                                           15.96%              -              12.76%                 5/12/98
Salomon Brothers Investors Fund                                   4.10%              -              4.12%                  4/8/98
Strategic Stock Portfolio                                        -2.49%              -             -1.83%                 7/31/98
Travelers Disciplined Mid Cap Stock Portfolio                     5.90%              -              16.81%                 6/5/97
Travelers Disciplined Small Cap Stock Portfolio                  12.74%              -              0.07%                  5/8/98
Warburg Pincus Emerging Markets Portfolio                        72.90%              -              14.82%                 5/15/98
BOND ACCOUNTS:
Federated High Yield Portfolio                                   -4.34%              -              4.67%                  1/3/97
Putnam Diversified Income Portfolio                              -6.28%              -              0.29%                 12/16/96
Travelers Convertible Bond Portfolio                             11.05%              -              6.60%                  5/12/98
Travelers Quality Bond Portfolio                                 -6.30%              -              2.49%                 12/17/96
BALANCED ACCOUNTS:
MFS Total Return Portfolio                                       -4.79%              -              8.34%                  1/10/97
MONEY MARKET ACCOUNTS:
Travelers Money Market Portfolio                                 -2.48%              -              1.94%                  2/4/97


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                          TRAVELERS PORTFOLIO ARCHITECT
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


                                                                Cumulative Returns
                                                            -----------------------------------------------------
                                                            YTD       1 YR        3YR         5YR        10YR

-----------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                    30.42%    30.42%      111.14%    258.21%           -
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                            51.40%    51.40%      200.28%    410.44%     675.75%
-----------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                             -3.97%    -3.97%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                        9.91%     9.91%       78.38%    190.94%           -
-----------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                  21.44%    21.44%       33.25%     95.52%           -
-----------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                            3.46%     3.46%       49.64%          -           -
-----------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                            18.91%    18.91%       98.43%    228.46%           -
-----------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                     3.88%     3.88%       59.01%          -           -
-----------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                               27.53%    27.53%      107.54%          -           -
-----------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                         20.02%    20.02%       42.12%          -           -
-----------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                74.33%    74.33%      175.49%          -           -
-----------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                 61.91%    61.91%            -          -           -
-----------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                       21.96%    21.96%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                              10.10%    10.10%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                                     3.51%     3.51%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                11.90%    11.90%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio              18.74%    18.74%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                    78.90%    78.90%            -          -           -
-----------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                1.66%     1.66%       19.51%          -           -
-----------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                          -0.30%    -0.30%        5.16%     29.92%           -
-----------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                         17.05%    17.05%            -          -           -
-----------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                             -0.32%    -0.32%       12.66%          -           -
-----------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                    1.21%     1.21%       33.22%     86.43%           -
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                              3.52%     3.52%       11.10%     17.30%      36.70%
-----------------------------------------------------------------------------------------------------------------



                                                     Average Annual Returns                              Calendar Year Returns
                                               ------------------------------------------------------------------------------------
                                                  3YR        5YR      10YR      Inception  Inception     1998        1997      1996
                                                                                 To Date    Date #
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                          28.29%    29.05%         -    26.96%      6/20/94     27.23%    27.24%   27.58%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                  44.27%    38.52%    22.72%    14.03%      5/16/83     59.47%    24.38%   26.41%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                        -         -         -    -8.30%       5/6/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio             21.28%    23.80%         -    18.40%       4/5/93     28.50%    26.30%   23.84%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                        10.04%    14.34%         -    33.81%      8/31/90     -4.70%    15.14%   14.98%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                 14.38%         -         -    16.47%      8/30/96     10.85%    30.48%        -
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                  25.66%    26.84%         -    19.54%     11/30/91     26.81%    31.59%   21.78%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                          16.72%         -         -    18.90%      8/30/96     16.25%    31.67%        -
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                     27.56%         -         -    29.02%      8/30/96     33.69%    21.74%        -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio               12.43%         -         -    13.11%       8/1/96     11.06%     6.63%        -
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                      40.19%         -         -    37.68%      8/30/96     32.42%    19.34%        -
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                            -         -         -    30.80%      3/23/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
MFS Research Portfolio                                  -         -         -    14.73%      3/23/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                         -         -         -    10.38%      2/17/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio                               -         -         -    -2.01%       5/6/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio           -         -         -    21.69%       4/1/97     15.30%         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio         -         -         -     2.73%       5/1/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio               -         -         -    21.65%     12/31/97    -17.28%         -        -
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                      6.12%         -         -     7.68%      8/30/96      3.25%    13.85%        -
-----------------------------------------------------------------------------------------------------------------------------------
Putnam Diversified Income Portfolio                 1.69%     5.37%         -     4.98%      6/20/94     -0.74%     6.26%    6.72%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                    -         -         -     9.91%       5/1/98          -         -        -
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                    4.05%         -         -     4.58%      8/30/96      6.98%     5.65%        -
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                         10.03%    13.26%         -    11.46%      6/20/94     10.10%    19.56%   12.90%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                    3.57%     3.24%     3.17%     3.62%     12/31/87      3.59%     3.60%    2.72%
-----------------------------------------------------------------------------------------------------------------------------------


* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                      TRAVELERS PORTFOLIO ARCHITECT SELECT
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


STOCK ACCOUNTS:                                                 1 Year            5 Year      10 Year (or      Inception Date #
                                                                                               inception)
---------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                       24.41%               -            28.43%             12/17/96
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                               45.39%               -            44.26%             12/16/96
---------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                -9.74%               -            -11.82%             5/12/98
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                           3.90%               -             8.98%              4/1/98
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                     15.43%               -            -0.15%              4/8/98
---------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                              -2.55%               -            13.89%             12/16/96
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                                  -                 -            12.41%              6/1/99
---------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                       -2.13%               -            14.65%              1/10/97
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                  21.52%               -            27.11%             12/17/96
---------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                            14.01%               -            11.95%             12/16/96
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                   68.32%               -            38.90%             12/16/96
---------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                    55.90%               -            29.25%              4/30/98
---------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                  4.09%               -             4.12%              4/8/98
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                              5.54%               -            13.45%              6/11/97
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                             14.31%               -             5.19%              5/14/98
---------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                    5.89%               -            16.80%              6/5/97
---------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                 12.73%               -             0.06%              5/8/98
---------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                       72.89%               -            14.81%              5/15/98
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                  -4.35%               -             4.67%              1/3/97
---------------------------------------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Portfolio             -5.70%               -             2.05%              6/12/97
---------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                            11.04%               -             6.60%              5/12/98
---------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                -6.31%               -             2.49%             12/17/96
---------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                      -4.80%               -             8.33%              1/10/97
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                -2.49%               -             1.94%              2/4/97
---------------------------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                      TRAVELERS PORTFOLIO ARCHITECT SELECT
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


                                                                      Cumulative Returns
                                                                ----------------------------------------------------
                                                                   YTD      1 YR        3YR        5YR      10YR

--------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                                          30.42%    30.42%      111.1%    258.2%
--------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                                  51.40%    51.40%      200.3%    410.4%    675.8%
--------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                   -3.97%    -3.97%
--------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                              9.91%     9.91%       78.4%    190.9%
--------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                                        21.44%    21.44%       33.2%     95.5%
--------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                                  3.46%     3.46%       49.6%
--------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                                  18.91%    18.91%       98.4%    228.5%
--------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                                           3.88%     3.88%       59.0%
--------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                                     27.53%    27.53%      107.5%
--------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                               20.02%    20.02%       42.1%
--------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                                      74.33%    74.33%      175.5%
--------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                       61.91%    61.91%
--------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                    10.10%    10.10%
--------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                                11.55%    11.55%       63.4%    145.4%
--------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                                20.32%    20.32%       43.6%    118.8%
--------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                      11.90%    11.90%
--------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                    18.74%    18.74%
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                          78.90%    78.90%
--------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                                      1.66%     1.66%       19.5%
--------------------------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Portfolio                 0.31%     0.31%       12.2%     40.9%
--------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                               17.05%    17.05%
--------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                                   -0.32%    -0.32%       12.7%
--------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                                          1.21%     1.21%       33.2%     86.4%
--------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
--------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                                    3.52%     3.52%       11.1%     17.3%     36.7%
--------------------------------------------------------------------------------------------------------------------


                                                             Average Annual Returns                       Calendar Year Returns
                                                     ------------------------------------------------------------------------------
                                                                                    Inception  Inception
                                                        3YR       5YR      10YR      To Date    Date #    1998      1997    1996
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio                               28.29%    29.05%              26.96%    6/20/94   27.23%    27.24%  27.58%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund (Janus)                       44.27%    38.52%    22.72%    14.03%    5/16/83   59.47%    24.38%  26.41%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Investments REIT Series                                                      -8.30%     5/6/98
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Capital Appreciation Portfolio                  21.28%    23.80%              18.40%     4/5/93   28.50%    26.30%  23.84%
-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Portfolio                             10.04%    14.34%              33.81%    8/31/90   -4.70%    15.14%  14.98%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)                      14.38%                        16.47%    8/30/96   10.85%    30.48%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Portfolio Class II *                       25.66%    26.84%              19.54%   11/30/91   26.81%    31.59%  21.78%
-----------------------------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio                               16.72%                        18.90%    8/30/96   16.25%    31.67%
-----------------------------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)                          27.56%                        29.02%    8/30/96   33.69%    21.74%
-----------------------------------------------------------------------------------------------------------------------------------
Lazard International Stock Portfolio                    12.43%                        13.11%     8/1/96   11.06%     6.63%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Portfolio                           40.19%                        37.68%    8/30/96   32.42%    19.34%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio                                                          30.80%    3/23/98
-----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                                       10.38%    2/17/98
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Appreciation Portfolio                     17.77%    19.66%              13.19%   10/16/91   17.47%    24.66%  18.24%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Total Return Portfolio                     12.83%    16.94%              15.35%    12/3/93    3.60%    15.22%  23.68%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap Stock Portfolio                                         21.69%     4/1/97   15.30%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small Cap Stock Portfolio                                        2.73%     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Markets Portfolio                                             21.65%   12/31/97  -17.28%
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Portfolio                           6.12%                         7.68%    8/30/96    3.25%    13.85%
-----------------------------------------------------------------------------------------------------------------------------------
Smith Barney Diversified Strategic Income Portfolio      3.92%     7.10%               5.19%   10/16/91    4.93%     6.63%   9.72%
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond Portfolio                                                   9.91%     5/1/98
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio                         4.05%                         4.58%    8/30/96    6.98%     5.65%
-----------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio                              10.03%    13.26%              11.46%    6/20/94   10.10%    19.56%  12.90%
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio                         3.57%     3.24%     3.17%     3.62%   12/31/87    3.59%     3.60%   2.72%
-----------------------------------------------------------------------------------------------------------------------------------

* Certain funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. # The inception date is the date that the underlying fund commenced operations

                           TRAVELERS PREMIER ADVISERS
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99



STOCK FUNDS:                                                   1 Year         5 Year      10 Year (or            Inception
                                                                                           inception)             Date #
-----------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds  Emerging Markets Equity Port.            86.96%            -            24.50%             5/22/98
-----------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds  Global Equity Portfolio                  -3.37%            -            -2.70%             5/19/98
-----------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds  Mid Cap Value Portfolio                  12.42%            -            10.44%             5/20/98
-----------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds  Value Portfolio                          -9.01%            -            -12.85%            5/20/98
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                                  14.37%            -            14.54%             5/22/98
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                                4.08%             -             4.10%              4/8/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio                                    -               -            -20.83%            5/11/99
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth Portfolio                           95.54%            -            70.65%             5/22/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                                18.08%            -            16.77%             5/22/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income Portfolio                         5.40%             -             5.30%             5/22/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Real Estate Securities Portfolio               -10.45%            -            -12.02%            5/22/98
-----------------------------------------------------------------------------------------------------------------------------
BOND FUNDS:
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Bond Fund                          -1.97%            -            -1.78%             5/20/98
-----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Fund                           -6.98%            -            -2.11%             5/20/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Domestic Income Portfolio                           -9.28%            -            -4.94%             6/10/98
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Government Portfolio                               -10.44%            -            -3.62%             5/21/98
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS:
-----------------------------------------------------------------------------------------------------------------------------
Van Kampen Money Market Portfolio                              -2.85%            -            -0.32%             5/19/98
-----------------------------------------------------------------------------------------------------------------------------


# The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                           TRAVELERS PREMIER ADVISERS
               NON STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/99


                                                                Cumulative Returns
                                                      ------------------------------------------------------

                                                      YTD        1 YR        3YR         5YR        10YR
------------------------------------------------------------------------------------------------------------
STOCK FUNDS:
------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Emerging Markets Equity Port.     92.99%      92.99%     42.71%           -          -
------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Global Equity Portfolio            2.65%       2.65%          -           -          -
------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Mid Cap Value Portfolio           18.45%      18.45%          -           -          -
------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Value Portfolio                   -3.18%      -3.18%          -           -          -
------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                          20.39%      20.39%          -           -          -
------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                        10.10%      10.10%          -           -          -
------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio                               -           -          -           -          -
------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                            101.57%     101.57%    224.73%           -          -
------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                        24.11%      24.11%     97.11%     227.80%    339.63%
------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income                           11.42%      11.42%     57.65%           -          -
------------------------------------------------------------------------------------------------------------
Van Kampen LIT Real Estate Securities Portfolio        -4.72%      -4.72%     -0.46%           -          -
------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Bond Fund                   4.05%       4.05%          -           -          -
------------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Fund                   -1.02%      -1.02%          -           -          -
------------------------------------------------------------------------------------------------------------
Van Kampen Domestic Income Portfolio                   -3.47%      -3.47%     12.47%      41.62%     85.95%
------------------------------------------------------------------------------------------------------------
Van Kampen Government Portfolio                        -4.70%      -4.70%     11.45%      29.68%     65.61%
------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------
Van Kampen Money Market Portfolio                       3.17%       3.17%     11.01%      19.40%     39.52%
------------------------------------------------------------------------------------------------------------


                                                              Average Annual Returns                         Calendar Year Returns
                                                     -----------------------------------------------------------------------------
                                                         3YR       5YR       10YR    Inception   Inception   1998     1997    1996
                                                                                       To Date   Date #
----------------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS:
----------------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Emerging Markets Equity Port.     12.59%          -         -     10.74%   (10/96)  -25.24%   -1.09%        -
----------------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Global Equity Portfolio                -          -         -     10.83%    (1/97)   11.91%        -        -
----------------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Mid Cap Value Portfolio                -          -         -     23.53%    (1/97)   14.34%        -        -
----------------------------------------------------------------------------------------------------------------------------------
MSDW Universal Funds Value Portfolio                        -          -         -      3.66%    (1/97)   -3.61%        -        -
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Capital Fund                               -          -         -     19.87%    (2/98)        -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Investors Fund                             -          -         -     10.38%    (2/98)        -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Comstock Portfolio                               -          -         -     -6.41%    (5/99)        -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                             48.08%          -         -     38.62%    (7/95)   35.64%   18.77%   15.03%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Enterprise Portfolio                        25.38%     26.78%    15.95%     12.87%    (4/86)   23.23%   28.88%   23.07%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Growth and Income                           16.39%          -         -     16.13%   (12/96)   18.01%   19.90%        -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Real Estate Securities Portfolio        -0.15%          -         -      9.15%    (7/95)  -12.82%   19.83%   38.43%
----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers High Yield Bond Fund                       -          -         -      1.90%    (5/98)        -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Strategic Bond Fund                        -          -         -      2.03%    (2/98)        -        -        -
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Domestic Income Portfolio                    3.99%      7.20%     6.40%      5.82%   (11/87)    5.57%   10.36%    5.19%
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Government Portfolio                         3.68%      5.33%     5.17%      5.02%    (4/86)    8.19%    8.10%    0.69%
----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Money Market Portfolio                       3.54%      3.61%     3.38%      4.03%    (4/86)    3.86%    3.60%    3.42%
----------------------------------------------------------------------------------------------------------------------------------

# The inception date is the date that the underlying fund commenced operations.

                            MIXED AND SHARED FUNDING

           Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


                           FEDERAL TAX CONSIDERATIONS

           The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
           Federal tax law generally requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which a participant under a qualified plan, a Section 403(b) annuity, or an IRA attains age 701/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
           Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

           If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

           Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously, which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

           The federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. Failure to meet these requirements will cause the surviving joint owner, or the beneficiary, to lose the tax benefits associated with annuity contracts, i.e., primarily the tax deferral prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
           To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

           The Code provides for the purchase of a Simplified Employee Pension
(SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $30,000 for each participant.

SIMPLE Plan IRA Form

           Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs
           Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

           Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
           Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

           Distributions are taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain lump-sum distributions may be eligible for special forward averaging tax treatment for certain classes of individuals.

FEDERAL INCOME TAX WITHHOLDING
           The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

       There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

       (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

       (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

       (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law.

       A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

       To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

       The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 1999, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $14,850 or less per year, will generally be exempt from periodic withholding.

       Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

       Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.


                             INDEPENDENT ACCOUNTANTS

           The consolidated financial statements of The Travelers Insurance Company and subsidiaries as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, included herein, and the financial statements of Fund ABD as of and for the year ended December 31, 1999, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 1999






                           THE TRAVELERS FUND ABD
                           FOR VARIABLE ANNUITIES









[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999


ASSETS:
  Investments in eligible funds at market value:
    Capital Appreciation Fund, 739,312 shares (cost $54,356,261) .........................   $   80,437,113
    Delaware Group Premium Fund, Inc., 35,749 shares (cost $309,301) .....................          309,946
    Dreyfus Variable Investment Fund, 294,479 shares (cost $11,721,151) ..................       13,172,874
    Greenwich Street Series Fund, 1,698,852 shares (cost $24,018,783) ....................       24,897,141
    Money Market Portfolio, 18,514,247 shares (cost $18,514,247) .........................       18,514,247
    Morgan Stanley Dean Witter Universal Funds, Inc., 197,963 shares (cost $2,443,181) ...        2,610,012
    Salomon Brothers Variable Series Funds Inc., 441,979 shares (cost $4,885,667) ........        5,271,050
    The Travelers Series Trust, 9,826,313 shares (cost $140,579,125) .....................      163,459,194
    Travelers Series Fund Inc., 4,189,886 shares (cost $82,778,078) ......................       94,214,576
    Van Kampen Life Investment Trust, 847,366 shares (cost $4,709,390) ...................        5,307,482
    Warburg Pincus Trust, 82,750 shares (cost $964,547) ..................................        1,173,397
                                                                                             --------------

      Total Investments (cost $345,279,731) ..............................................                         $  409,367,032

Receivables:
    Dividends ............................................................................                                 43,165
    Purchase payments and transfers from other Travelers accounts ........................                                271,466
  Other assets ...........................................................................                                    556
                                                                                                                   --------------

     Total Assets ........................................................................                            409,682,219
                                                                                                                   --------------

LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ........................                                108,504
    Insurance charges ....................................................................                                123,610
    Administrative fees ..................................................................                                 14,833
  Accrued liabilities ....................................................................                                  1,210
                                                                                                                   --------------

     Total Liabilities ...................................................................                                248,157
                                                                                                                   --------------

NET ASSETS:                                                                                                        $  409,434,062
                                                                                                                   ==============




                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1999




INVESTMENT INCOME:
  Dividends ....................................................................                           $  11,312,884

EXPENSES:
  Insurance charges ............................................................     $   3,483,129
  Administrative fees ..........................................................           417,979
                                                                                     -------------

    Total expenses .............................................................                               3,901,108
                                                                                                           -------------

      Net investment income ....................................................                               7,411,776
                                                                                                           -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold .............................................        89,049,275
    Cost of investments sold ...................................................        86,033,378
                                                                                     -------------

      Net realized gain (loss) .................................................                               3,015,897

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1998 .......................................        12,441,713
    Unrealized gain at December 31, 1999 .......................................        64,087,301
                                                                                     -------------

     Net change in unrealized gain (loss) for the year .........................                              51,645,588
                                                                                                           -------------

        Net realized gain (loss) and change in unrealized gain (loss) ..........                              54,661,485
                                                                                                           -------------

  Net increase in net assets resulting from operations .........................                           $  62,073,261
                                                                                                           =============



                        See Notes to Financial Statements

                             THE TRAVELERS FUND ABD
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                                      1999                 1998
                                                                                     ------               ------
OPERATIONS:
  Net investment income ..................................................        $   7,411,776         $   2,710,102
  Net realized gain (loss) from investment transactions ..................            3,015,897               203,708
  Net change in unrealized gain (loss) on investments ....................           51,645,588            12,465,184
                                                                                  -------------         -------------

    Net increase in net assets resulting from operations .................           62,073,261            15,378,994
                                                                                  -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments
    (applicable to 87,493,466 and 98,127,834 units, respectively) ........          127,477,159           121,461,712
  Participant transfers from other Travelers accounts
    (applicable to 121,210,382 and 39,560,021 units, respectively) .......          163,232,615            49,991,050
  Administrative charges
    (applicable to 28,321 and 9,182 units, respectively) .................              (42,735)              (11,401)
  Contract surrenders
    (applicable to 9,210,061 and 1,913,691 units, respectively) ..........          (12,553,592)           (2,370,182)
  Participant transfers to other Travelers accounts
    (applicable to 85,238,218 and 15,448,937 units, respectively) ........         (105,324,883)          (17,368,160)
  Other payments to participants
    (applicable to 1,295,341 and 535,556 units, respectively) ............           (1,948,494)             (691,370)
                                                                                  -------------         -------------

    Net increase in net assets resulting from unit transactions ..........          170,840,070           151,011,649
                                                                                  -------------         -------------

      Net increase in net assets .........................................          232,913,331           166,390,643

NET ASSETS:
  Beginning of year ......................................................          176,520,731            10,130,088
                                                                                  -------------         -------------

  End of year ............................................................        $ 409,434,062         $ 176,520,731
                                                                                  =============         =============



                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Travelers Fund ABD for Variable Annuities ("Fund ABD") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Fund ABD is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund ABD includes the products Portfolio Architect, Portfolio Architect Select, Travelers Access, Travelers Access Select, and Travelers Premier Advisers.

   Participant purchase payments applied to Fund ABD are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1999, the eligible funds available under Fund ABD were:
   Capital Appreciation Fund; Money Market Portfolio; Alliance Growth Portfolio, Putnam Diversified Income Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; Travelers Quality Bond Portfolio, Lazard International Stock Portfolio, MFS Emerging Growth Portfolio, Federated Stock Portfolio, Federated High Yield Portfolio, Large Cap Portfolio, Equity Income Portfolio, Disciplined Mid Cap Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Disciplined Small Cap Stock Portfolio and Convertible Bond Portfolio of The Travelers Series Trust; Diversified Strategic Income Portfolio, Total Return Portfolio, Appreciation Portfolio and Equity Index Portfolio Class II of Greenwich Street Series Fund; REIT Series of Delaware Group Premium Fund, Inc.; Capital Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Emerging Markets Portfolio of Warburg Pincus Trust; Mid Cap Value Portfolio, Value Portfolio, Emerging Markets Equity Portfolio and Global Equity Portfolio of Morgan Stanley Dean Witter Universal Funds, Inc. (formerly Morgan Stanley Universal Funds, Inc.); Morgan Stanley Real Estate Securities Portfolio, Enterprise Portfolio, Government Portfolio, Growth and Income Portfolio, Emerging Growth Portfolio, Domestic Income Portfolio, Money Market Portfolio and Comstock Portfolio of Van Kampen Life Investment Trust; Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable High Yield Bond Fund and Salomon Brothers Variable Strategic Bond Fund of Salomon Brothers Variable Series Funds Inc. All of the funds are Massachusetts business trusts, except Travelers Series Fund Inc., Delaware Group Premium Fund, Inc., Salomon Brothers Variable Series Funds, Inc., and Morgan Stanley Dean Witter Universal Funds, Inc. which are incorporated under Maryland law and Van Kampen Life Investment Trust which is a Delaware business trust. Capital Appreciation Fund, Money Market Portfolio, Travelers Series Fund Inc., Travelers Series Trust, Greenwich Street Series Fund, and Salomon Brothers Variable Series Funds, Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

   The following is a summary of significant accounting policies consistently followed by Fund ABD in the preparation of its financial statements.

   SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

   SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES. The operations of Fund ABD form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund ABD. Fund ABD is not taxed as a "regulated investment company" under Subchapter M of the Code.

   OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

   The aggregate costs of purchases and proceeds from sales of investments were $268,827,502 and $89,049,275, respectively, for the year ended December 31, 1999. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $345,279,731 at December 31, 1999. Gross unrealized appreciation for all investments at December 31, 1999 was $66,093,398. Gross unrealized depreciation for all investments at December 31, 1999 was $2,006,097.

3. CONTRACT CHARGES

   Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amount held in each funding option

   Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.15% of the amounts held in each funding option.

   For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover contract administrative charges.

   No sales charge is deducted from participant purchase payments when they are received. However, The Travelers generally assesses a contingent deferred sales charge of up to 6% if a participant's purchase payment is surrendered within seven years of its payment date. Contract surrender payments include $173,257 and $19,868 of contingent deferred sales charges for the years ended December 31, 1999 and 1998, respectively.

4. CHANGE IN ACCOUNTING

   On January 1, 1999, in conjunction with the implementation of a new system, Fund ABD changed its basis of reporting realized gains and losses for investment transactions from an identified cost basis to an average cost basis. The accounting changed had no effect on net assets.

5. NET CONTRACT OWNERS' EQUITY


                                                                                DECEMBER 31, 1999
                                                          -------------------------------------------------------

                                                         ACCUMULATION      ANNUITY          UNIT        NET
                                                           UNITS            UNITS           VALUE      ASSETS
                                                           -----            -----           -----      ------
Capital Appreciation Fund ..........................     25,966,604          5,307       $  3.098    $80,466,555

Delaware Group Premium Fund, Inc.
  REIT Series ......................................        357,910              -          0.866        309,856

Dreyfus Variable Investment Fund
  Capital Appreciation Portfolio ...................      7,840,789              -          1.223      9,585,502
  Small Cap Portfolio ..............................      3,387,052              -          1.058      3,581,937

Greenwich Street Series Fund
  Appreciation Portfolio ...........................      6,926,966          8,946          1.431      9,924,065
  Diversified Strategic Income Portfolio ...........     10,783,437              -          1.103     11,896,393
  Total Return Portfolio ...........................      1,958,751              -          1.146      2,245,312
  Equity Index Portfolio Class II ..................        753,819              -          1.098        827,376


Money Market Portfolio .............................     16,750,270              -          1.107     18,550,762

Morgan Stanley Dean Witter Universal Funds, Inc.
  Emerging Markets Equity Portfolio ................        238,502              -          1.476        353,894
  Global Equity Portfolio ..........................        508,044              -          1.017        516,688
  Mid Cap Value Portfolio ..........................        818,991              -          1.235      1,011,066
  Value Portfolio ..................................        853,765              -          0.852        727,498

Salomon Brothers Variable Series Funds Inc.
  Salomon Brothers Variable Capital Fund ...........        216,465              -          1.305        282,469
  Salomon Brothers Variable High Yield Bond Fund ...        208,039              -          1.032        214,626
  Salomon Brothers Variable Investors Fund .........      3,905,967              -          1.132      4,423,382
  Salomon Brothers Variable Strategic Bond Fund ....        344,250              -          1.026        353,355

The Travelers Series Trust
  Equity Income Portfolio ..........................     19,892,863              -          1.535     30,539,550
  Federated High Yield Portfolio ...................     10,237,038              -          1.196     12,247,785
  Federated Stock Portfolio ........................      7,710,739              -          1.552     11,963,412
  Large Cap Portfolio ..............................     15,562,311              -          2.123     33,037,605
  Lazard International Stock Portfolio .............     10,264,070              -          1.460     14,982,051
  MFS Emerging Growth Portfolio ....................     11,216,114          6,634          2.766     31,046,523
  MFS Mid Cap Growth Portfolio .....................      3,220,420              -          1.595      5,138,103
  MFS Research Portfolio ...........................      1,352,776              -          1.285      1,738,634
  Strategic Stock Portfolio ........................        221,310              -          0.981        217,197
  Convertible Bond Portfolio .......................      1,137,997              -          1.170      1,331,935
  Disciplined Mid Cap Stock Portfolio ..............      2,663,507              -          1.541      4,105,390
  Disciplined Small Cap Stock Portfolio ............      1,899,628              -          1.061      2,015,717
  Travelers Quality Bond Portfolio .................     13,389,421          6,773          1.128     15,106,372

                                                                                DECEMBER 31, 1999
                                                          -------------------------------------------------------

                                                         ACCUMULATION        ANNUITY      UNIT          NET
                                                           UNITS              UNITS      VALUE        ASSETS
                                                           -----              -----      -----        ------
Travelers Series Fund Inc.
  Alliance Growth Portfolio ........................      25,017,834           6,793    $  2.189    $ 54,783,328
  MFS Total Return Portfolio .......................      27,168,344           4,881       1.319      35,834,177
  Putnam Diversified Income Portfolio ..............       3,389,365           7,312       1.059       3,596,520

Van Kampen Life Investment Trust
  Comstock Portfolio ...............................          65,606               -       0.916          60,101
  Domestic Income Portfolio ........................         533,733               -       0.983         524,827
  Emerging Growth Portfolio ........................         483,237               -       2.426       1,172,399
  Enterprise Portfolio .............................         953,537               -       1.344       1,281,707
  Government Portfolio .............................         333,180               -       1.003         334,021
  Growth and Income Portfolio ......................       1,105,415               -       1.147       1,268,061
  Money Market Portfolio ...........................         545,168               -       1.055         575,249
  Morgan Stanley Real Estate Securities Portfolio ..         105,964               -       0.866          91,744

Warburg Pincus Trust
  Emerging Markets Portfolio .......................         892,012               -       1.313       1,170,918
                                                                                                    ------------

Net Contract Owners' Equity .....................................................................   $409,434,062
                                                                                                    ============

6. STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                         NO. OF                MARKET
                                                                           SHARES                 VALUE
                                                                        --------------        --------------
CAPITAL APPRECIATION FUND (19.6%)
    Total (Cost $54,356,261)                                                   739,312        $   80,437,113
                                                                        --------------        --------------

DELAWARE GROUP PREMIUM FUND, INC. (0.1%)
  REIT Series
    Total (Cost $309,301)                                                       35,749               309,946
                                                                        --------------        --------------

DREYFUS VARIABLE INVESTMENT FUND (3.2%)
  Capital Appreciation Portfolio (Cost $8,729,330)                             240,381             9,583,993
  Small Cap Portfolio (Cost $2,991,821)                                         54,098             3,588,881
                                                                        --------------        --------------
    Total (Cost $11,721,151)                                                   294,479            13,172,874
                                                                        --------------        --------------

GREENWICH STREET SERIES FUND (6.1%)
  Appreciation Portfolio (Cost $8,923,143)                                     424,487             9,928,742
  Diversified Strategic Income Portfolio (Cost $12,319,841)                  1,139,893            11,900,486
  Total Return Portfolio (Cost $2,020,451)                                     111,522             2,246,061
  Equity Index Portfolio Class II (Cost $755,348)                               22,950               821,852
                                                                        --------------        --------------
    Total (Cost $24,018,783)                                                 1,698,852            24,897,141
                                                                        --------------        --------------

MONEY MARKET PORTFOLIO (4.5%)
    Total (Cost $18,514,247)                                                18,514,247            18,514,247
                                                                        --------------        --------------

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC. (0.6%)
  Emerging Markets Equity Portfolio (Cost $217,656)                             25,450               354,010
  Global Equity Portfolio (Cost $520,491)                                       40,129               516,862
  Mid Cap Value Portfolio (Cost $956,361)                                       64,750             1,011,402
  Value Portfolio (Cost $748,673)                                               67,634               727,738
                                                                        --------------        --------------
    Total (Cost $2,443,181)                                                    197,963             2,610,012
                                                                        --------------        --------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.3%)
  Salomon Brothers Variable Capital Fund (Cost $247,741)                        20,670               282,563
  Salomon Brothers Variable High Yield Bond Fund (Cost $227,854)                23,286               214,700
  Salomon Brothers Variable Investors Fund (Cost $4,036,560)                   361,432             4,420,315
  Salomon Brothers Variable Strategic Bond Fund (Cost $373,512)                 36,591               353,472
                                                                        --------------        --------------
    Total (Cost $4,885,667)                                                    441,979             5,271,050
                                                                        --------------        --------------

6. STATEMENT OF INVESTMENTS (CONTINUED)


                                                                            NO. OF                MARKET
                                                                            SHARES                 VALUE
                                                                        --------------        ------------
  THE TRAVELERS SERIES TRUST (40.0%)
    Equity Income Portfolio (Cost $31,026,882)                               2,029,357        $ 30,541,818
    Federated High Yield Portfolio (Cost $12,431,716)                        1,073,660          12,282,674
    Federated Stock Portfolio (Cost $11,498,154)                               731,630          11,954,839
    Large Cap Portfolio (Cost $27,654,704)                                   1,564,285          33,022,049
    Lazard International Stock Portfolio (Cost $13,579,692)                    958,213          14,986,455
    MFS Emerging Growth Portfolio (Cost $17,705,828)                         1,040,894          31,039,463
    MFS Mid Cap Growth Portfolio (Cost $3,461,791)                             311,860           5,123,864
    MFS Research Portfolio (Cost $1,480,048)                                   132,731           1,733,474
    Strategic Stock Portfolio (Cost $220,257)                                   21,880             217,271
    Convertible Bond Portfolio (Cost $1,177,864)                               113,764           1,329,900
    Disciplined Mid Cap Stock Portfolio (Cost $3,497,955)                      262,646           4,099,902
    Disciplined Small Cap Stock Portfolio (Cost $1,705,402)                    189,023           2,018,763
    Travelers Quality Bond Portfolio (Cost $15,138,832)                      1,396,370          15,108,722
                                                                          ------------        ------------
      Total (Cost $140,579,125)                                              9,826,313         163,459,194
                                                                          ------------        ------------

  TRAVELERS SERIES FUND INC. (23.0%)
    Alliance Growth Portfolio (Cost $42,466,351)                             1,664,544          54,730,213
    MFS Total Return Portfolio (Cost $36,592,777)                            2,211,128          35,886,614
    Putnam Diversified Income Portfolio (Cost $3,718,950)                      314,214           3,597,749
                                                                          ------------        ------------
      Total (Cost $82,778,078)                                               4,189,886          94,214,576
                                                                          ------------        ------------

  VAN KAMPEN LIFE INVESTMENT TRUST (1.3%)
    Comstock Portfolio (Cost $62,544)                                            6,459              60,133
    Domestic Income Portfolio (Cost $534,757)                                   65,294             524,967
    Emerging Growth Portfolio (Cost $798,766)                                   25,368           1,172,761
    Enterprise Portfolio (Cost $1,075,655)                                      49,105           1,282,133
    Government Portfolio (Cost $351,222)                                        37,884             334,133
    Growth and Income Portfolio (Cost $1,216,452)                               82,745           1,268,488
    Money Market Portfolio (Cost $573,092)                                     573,092             573,092
    Morgan Stanley Real Estate Securities Portfolio (Cost $96,902)               7,419              91,775
                                                                          ------------        ------------
      Total (Cost $4,709,390)                                                  847,366           5,307,482
                                                                          ------------        ------------

  WARBURG PINCUS TRUST (0.3%)
    Emerging Markets Portfolio
      Total (Cost $964,547)                                                     82,750           1,173,397
                                                                          ------------        ------------

TOTAL INVESTMENT OPTIONS (100%)
   (COST $345,279,731)                                                                        $409,367,032
                                                                                              ============

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998



                                                              CAPITAL APPRECIATION FUND                  REIT SERIES
                                                            -----------------------------     -----------------------------
                                                                 1999            1998            1999              1998
                                                                 ----            ----            ----              ----
INVESTMENT INCOME:
Dividends ..............................................    $  1,047,179     $    174,080     $      2,770     $          -
                                                            ------------     ------------     ------------     ------------

EXPENSES:
Insurance charges ......................................         558,485           92,000            2,033              364
Administrative fees ....................................          67,019           11,040              244               44
                                                            ------------     ------------     ------------     ------------
    Net investment income (loss) .......................         421,675           71,040              493             (408)
                                                            ------------     ------------     ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................       2,220,712          433,026          281,253           35,471
  Cost of investments sold .............................       1,782,208          363,835          282,636           37,937
                                                            ------------     ------------     ------------     ------------

    Net realized gain (loss) ...........................         438,504           69,191           (1,383)          (2,466)
                                                            ------------     ------------     ------------     ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............       4,622,288           (2,449)           3,060                -
  Unrealized gain (loss) end of year ...................      26,080,852        4,622,288              645            3,060
                                                            ------------     ------------     ------------     ------------

    Net change in unrealized gain (loss) for the year ..      21,458,564        4,624,737           (2,415)           3,060
                                                            ------------     ------------     ------------     ------------

Net increase (decrease) in net assets
    resulting from operations ..........................      22,318,743        4,764,968           (3,305)             186
                                                            ------------     ------------     ------------     ------------




UNIT TRANSACTIONS:
Participant purchase payments ..........................      25,135,659       11,963,775           86,006           63,769
Participant transfers from other Travelers accounts ....      17,901,644        4,643,134          433,624           52,111
Administrative charges .................................          (7,280)          (1,448)             (14)              (1)
Contract surrenders ....................................      (1,564,969)        (288,177)         (50,376)          (1,269)
Participant transfers to other Travelers accounts ......      (4,597,337)        (566,677)        (243,508)         (27,367)
Other payments to participants .........................        (332,773)         (19,854)               -                -
                                                            ------------     ------------     ------------     ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...................      36,534,944       15,730,753          225,732           87,243
                                                            ------------     ------------     ------------     ------------

    Net increase (decrease) in net assets ..............      58,853,687       20,495,721          222,427           87,429




NET ASSETS:
  Beginning of year ....................................      21,612,868        1,117,147           87,429                -
                                                            ------------     ------------     ------------     ------------

  End of year ..........................................    $ 80,466,555     $ 21,612,868     $    309,856     $     87,429
                                                            ============     ============     ============     ============


                                                             DREYFUS CAPITAL APPRECIATION
                                                                        PORTFOLIO
                                                             -----------------------------
                                                                1999              1998
                                                                ----              ----
INVESTMENT INCOME:
Dividends ..............................................     $     87,177     $     16,186
                                                             ------------     ------------

EXPENSES:
Insurance charges ......................................           82,929            7,020
Administrative fees ....................................            9,952              842
                                                             ------------     ------------
    Net investment income (loss) .......................           (5,704)           8,324
                                                             ------------     ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................          761,561          326,391
  Cost of investments sold .............................          707,727          329,587
                                                             ------------     ------------

    Net realized gain (loss) ...........................           53,834           (3,196)
                                                             ------------     ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............          257,683                -
  Unrealized gain (loss) end of year ...................          854,663          257,683
                                                             ------------     ------------

    Net change in unrealized gain (loss) for the year ..          596,980          257,683
                                                             ------------     ------------

Net increase (decrease) in net assets
    resulting from operations ..........................          645,110          262,811
                                                             ------------     ------------




UNIT TRANSACTIONS:
Participant purchase payments ..........................        4,551,023        2,671,544
Participant transfers from other Travelers accounts ....        2,326,375          495,656
Administrative charges .................................           (1,037)             (16)
Contract surrenders ....................................         (337,379)          (4,092)
Participant transfers to other Travelers accounts ......         (865,646)        (158,847)
Other payments to participants .........................                -                -
                                                             ------------     ------------

  Net increase (decrease) in net assets
    resulting from unit transactions ...................        5,673,336        3,004,245
                                                             ------------     ------------

    Net increase (decrease) in net assets ..............        6,318,446        3,267,056




NET ASSETS:
  Beginning of year ....................................        3,267,056                -
                                                             ------------     ------------

  End of year ..........................................     $  9,585,502     $  3,267,056
                                                             ============     ============

                                                                    DIVERSIFIED STRATEGIC INCOME
     SMALL CAP PORTFOLIO             APPRECIATION PORTFOLIO                   PORTFOLIO                 TOTAL RETURN PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     ------------------------------
   1999             1998              1999             1998             1999             1998             1999            1998
   ----             ----              ----             ----             ----             ----             ----            ----
$      1,302     $     10,001     $    160,143     $    126,627     $    620,570     $    205,579     $     80,807     $      1,068
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      29,314            3,526           90,474           30,857          130,715           46,675           17,135            1,384
       3,518              423           10,857            3,703           15,686            5,601            2,056              166
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     (31,530)           6,052           58,812           92,067          474,169          153,303           61,616             (482)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




     618,609           53,619          347,009          440,993        1,102,372          342,840           45,138            8,276
     570,420           63,022          319,045          426,911        1,125,001          359,982           42,797            9,412
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

      48,189           (9,403)          27,964           14,082          (22,629)         (17,142)           2,341           (1,136)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      71,151                -          294,241          (11,471)          16,560          (44,032)          27,783                -
     597,060           71,151        1,005,599          294,241         (419,355)          16,560          225,610           27,783
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     525,909           71,151          711,358          305,712         (435,915)          60,592          197,827           27,783
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     542,568           67,800          798,134          411,861           15,625          196,753          261,784           26,165
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------





     918,165          685,723        3,135,245        3,001,222        2,531,720        4,981,122          699,222          551,028
   1,566,419          547,820        1,737,859        1,289,816        3,186,530        2,386,796          661,344          105,319
        (292)              (9)            (889)            (359)          (1,141)            (453)            (205)              (2)
    (221,495)          (1,527)        (203,910)        (174,629)        (633,957)         (59,416)         (16,398)            (292)
    (411,679)         (49,512)        (177,648)        (124,027)        (977,675)        (491,240)         (23,701)          (7,480)
     (62,044)               -         (123,705)        (197,693)          (7,471)               -          (11,472)               -
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


   1,789,074        1,182,495        4,366,952        3,794,330        4,098,006        6,816,809        1,308,790          648,573
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   2,331,642        1,250,295        5,165,086        4,206,191        4,113,631        7,013,562        1,570,574          674,738





   1,250,295                -        4,758,979          552,788        7,782,762          769,200          674,738                -
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$  3,581,937     $  1,250,295     $  9,924,065     $  4,758,979     $ 11,896,393     $  7,782,762     $  2,245,312     $    674,738
============     ============     ============     ============     ============     ============     ============     ============

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                                EQUITY INDEX PORTFOLIO CLASS II        MONEY MARKET PORTFOLIO
                                                                -------------------------------    -------------------------------
                                                                  1999                1998               1999             1998
                                                                  ----                ----               ----             ----
INVESTMENT INCOME:
Dividends ................................................      $        254       $          -    $    725,609       $    181,442
                                                                ------------       ------------    ------------       ------------

EXPENSES:
Insurance charges ........................................             2,329                  -         184,233             47,233
Administrative fees ......................................               280                  -          22,108              5,668
                                                                ------------       ------------    ------------       ------------
    Net investment income (loss) .........................            (2,355)                 -         519,268            128,541
                                                                ------------       ------------    ------------       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................            27,272                  -      36,820,267          7,518,389
  Cost of investments sold ...............................            26,098                  -      36,820,267          7,518,389
                                                                ------------       ------------    ------------       ------------

    Net realized gain (loss) .............................             1,174                  -               -                  -
                                                                ------------       ------------    ------------       ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............                 -                  -               -                  -
  Unrealized gain (loss) end of year .....................            66,504                  -               -                  -
                                                                ------------       ------------    ------------       ------------

    Net change in unrealized gain (loss) for the year ....            66,504                  -               -                  -
                                                                ------------       ------------    ------------       ------------

Net increase (decrease) in net assets
    resulting from operations ............................            65,323                  -         519,268            128,541
                                                                ------------       ------------    ------------       ------------




UNIT TRANSACTIONS:
Participant purchase payments ............................           344,806                  -      16,823,111         14,599,226
Participant transfers from other Travelers accounts ......           443,885                  -      40,511,216          4,002,504
Administrative charges ...................................               (20)                 -          (1,444)              (303)
Contract surrenders ......................................            (2,802)                 -      (2,258,579)          (383,819)
Participant transfers to other Travelers accounts ........           (23,816)                 -     (46,741,071)        (8,812,323)
Other payments to participants ...........................                 -                  -        (192,579)                 -
                                                                ------------       ------------    ------------       ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................           762,053                  -       8,140,654          9,405,285
                                                                ------------       ------------    ------------       ------------

    Net increase (decrease) in net assets ................           827,376                  -       8,659,922          9,533,826




NET ASSETS:
  Beginning of year ......................................                 -                  -       9,890,840            357,014
                                                                ------------       ------------    ------------       ------------

  End of year ............................................      $    827,376       $          -    $ 18,550,762       $  9,890,840
                                                                ============       ============    ============       ============



                                                                 EMERGING MARKETS EQUITY
                                                                        PORTFOLIO
                                                                -------------------------------
                                                                    1999               1998
                                                                    ----               ----
INVESTMENT INCOME:
Dividends ................................................      $         38       $        107
                                                                ------------       ------------

EXPENSES:
Insurance charges ........................................             2,082                 36
Administrative fees ......................................               250                  4
                                                                ------------       ------------
    Net investment income (loss) .........................            (2,294)                67
                                                                ------------       ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .........................             9,254                 34
  Cost of investments sold ...............................             6,601                 34
                                                                ------------       ------------

    Net realized gain (loss) .............................             2,653                  -
                                                                ------------       ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ...............               208                  -
  Unrealized gain (loss) end of year .....................           136,354                208
                                                                ------------       ------------

    Net change in unrealized gain (loss) for the year ....           136,146                208
                                                                ------------       ------------

Net increase (decrease) in net assets
    resulting from operations ............................           136,505                275
                                                                ------------       ------------




UNIT TRANSACTIONS:
Participant purchase payments ............................           141,794             20,800
Participant transfers from other Travelers accounts ......            55,692                  -
Administrative charges ...................................                (3)                 -
Contract surrenders ......................................                 -                  -
Participant transfers to other Travelers accounts ........            (1,169)                 -
Other payments to participants ...........................                 -                  -
                                                                ------------       ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .....................           196,314             20,800
                                                                ------------       ------------

    Net increase (decrease) in net assets ................           332,819             21,075




NET ASSETS:
  Beginning of year ......................................            21,075                  -
                                                                ------------       ------------

  End of year ............................................      $    353,894       $     21,075
                                                                ============       ============

                                                                                                 SALOMON BROTHERS VARIABLE
  GLOBAL EQUITY PORTFOLIO         MID CAP VALUE PORTFOLIO              VALUE PORTFOLIO                  CAPITAL FUND
---------------------------     ---------------------------     ---------------------------     ---------------------------
    1999            1998            1999            1998            1999            1998            1999            1998
    ----            ----            ----            ----            ----            ----            ----            ----
$    28,094     $     1,238     $   112,515     $     3,976     $     8,596     $     7,229     $     9,058     $     1,239
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      4,380             303           7,964             446           7,196             431           2,110              54
        526              36             956              53             864              52             253               6
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
     23,188             899         103,595           3,477             536           6,746           6,695           1,179
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------




      5,444           8,046           8,108           8,040          17,404             458           3,465              31
      5,301           7,805           7,566           7,890          17,400             488           3,154              29
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

        143             241             542             150               4             (30)            311               2
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      5,627               -          21,070               -          (2,994)              -           3,059               -
     (3,629)          5,627          55,041          21,070         (20,935)         (2,994)         34,822           3,059
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     (9,256)          5,627          33,971          21,070         (17,941)         (2,994)         31,763           3,059
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     14,075           6,767         138,108          24,697         (17,401)          3,722          38,769           4,240
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------





    171,348         130,017         334,833         188,210         291,399         174,213         151,953          56,418
    171,335          25,898         310,400          16,000         237,591          49,900          32,277               -
        (58)             (3)            (45)             (4)            (36)             (3)            (11)              -
     (1,115)           (447)              -               -            (807)           (462)              -               -
     (1,129)              -          (1,133)              -         (10,618)              -          (1,177)              -
          -               -               -               -               -               -               -               -
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    340,381         155,465         644,055         204,206         517,529         223,648         183,042          56,418
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    354,456         162,232         782,163         228,903         500,128         227,370         221,811          60,658





    162,232               -         228,903               -         227,370               -          60,658               -
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$   516,688     $   162,232     $ 1,011,066     $   228,903     $   727,498     $   227,370     $   282,469     $    60,658
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                SALOMON BROTHERS VARIABLE HIGH        SALOMON BROTHERS VARIABLE
                                                                     YIELD BOND FUND                        INVESTORS FUND
                                                                -------------------------------     -----------------------------
                                                                     1999               1998             1999              1998
                                                                     ----               ----             ----              ----
INVESTMENT INCOME:
Dividends ..................................................      $    18,814       $     5,054     $    22,439       $     7,367
                                                                  -----------       -----------     -----------       -----------

EXPENSES:
Insurance charges ..........................................            2,082               146          37,532             3,462
Administrative fees ........................................              250                18           4,504               416
                                                                  -----------       -----------     -----------       -----------
    Net investment income (loss) ...........................           16,482             4,890         (19,597)            3,489
                                                                  -----------       -----------     -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................            2,317                85         289,940            75,030
  Cost of investments sold .................................            2,325                87         265,162            87,898
                                                                  -----------       -----------     -----------       -----------

    Net realized gain (loss) ...............................               (8)               (2)         24,778           (12,868)
                                                                  -----------       -----------     -----------       -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................           (3,262)                -         138,436                 -
  Unrealized gain (loss) end of year .......................          (13,154)           (3,262)        383,755           138,436
                                                                  -----------       -----------     -----------       -----------

    Net change in unrealized gain (loss) for the year ......           (9,892)           (3,262)        245,319           138,436
                                                                  -----------       -----------     -----------       -----------

Net increase (decrease) in net assets
    resulting from operations ..............................            6,582             1,626         250,500           129,057
                                                                  -----------       -----------     -----------       -----------




UNIT TRANSACTIONS:
Participant purchase payments ..............................           55,007           105,056       1,659,310         1,673,011
Participant transfers from other Travelers accounts ........           37,475            10,000       1,102,559           103,388
Administrative charges .....................................              (15)                -            (512)              (11)
Contract surrenders ........................................                -                 -        (204,275)           (8,328)
Participant transfers to other Travelers accounts ..........           (1,105)                -        (199,252)          (82,065)
Other payments to participants .............................                -                 -               -                 -
                                                                  -----------       -----------     -----------       -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................           91,362           115,056       2,357,830         1,685,995
                                                                  -----------       -----------     -----------       -----------

    Net increase (decrease) in net assets ..................           97,944           116,682       2,608,330         1,815,052




NET ASSETS:
  Beginning of year ........................................          116,682                 -       1,815,052                 -
                                                                  -----------       -----------     -----------       -----------

  End of year ..............................................      $   214,626       $   116,682     $ 4,423,382       $ 1,815,052
                                                                  ===========       ===========     ===========       ===========



                                                                     SALOMON BROTHERS VARIABLE
                                                                       STRATEGIC BOND FUND
                                                                    -----------------------------
                                                                         1999             1998
                                                                         ----             ----
INVESTMENT INCOME:
Dividends ..................................................        $    17,636       $     6,055
                                                                    -----------       -----------

EXPENSES:
Insurance charges ..........................................              2,619               271
Administrative fees ........................................                314                33
                                                                    -----------       -----------
    Net investment income (loss) ...........................             14,703             5,751
                                                                    -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................              2,880           171,798
  Cost of investments sold .................................              2,963           170,901
                                                                    -----------       -----------

    Net realized gain (loss) ...............................                (83)              897
                                                                    -----------       -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................             (4,632)                -
  Unrealized gain (loss) end of year .......................            (20,040)           (4,632)
                                                                    -----------       -----------

    Net change in unrealized gain (loss) for the year ......            (15,408)           (4,632)
                                                                    -----------       -----------

Net increase (decrease) in net assets
    resulting from operations ..............................               (788)            2,016
                                                                    -----------       -----------




UNIT TRANSACTIONS:
Participant purchase payments ..............................             47,924           119,401
Participant transfers from other Travelers accounts ........            174,672            11,000
Administrative charges .....................................                (48)                -
Contract surrenders ........................................               (242)             (580)
Participant transfers to other Travelers accounts ..........                  -                 -
Other payments to participants .............................                  -                 -
                                                                    -----------       -----------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................            222,306           129,821
                                                                    -----------       -----------

    Net increase (decrease) in net assets ..................            221,518           131,837




NET ASSETS:
  Beginning of year ........................................            131,837                 -
                                                                    -----------       -----------

  End of year ..............................................        $   353,355       $   131,837
                                                                    ===========       ===========

   EQUITY INCOME PORTFOLIO         FEDERATED HIGH YIELD PORTFOLIO       FEDERATED STOCK PORTFOLIO           LARGE CAP PORTFOLIO
------------------------------     ------------------------------     ----------------------------    ----------------------------
    1999              1998             1999              1998             1999            1998            1999            1998
    ----              ----             ----              ----             ----            ----            ----            ----
$  2,008,066      $    189,324     $     13,633      $    578,389     $     87,028    $    249,593    $  1,740,029    $    481,163
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------


     314,919           101,865          138,721            54,917          115,528          39,290         256,948          49,963
      37,790            12,224           16,647             6,590           13,863           4,714          30,834           5,996
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------
   1,655,357            75,235         (141,735)          516,882          (42,363)        205,589       1,452,247         425,204
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------




   4,661,541         1,174,730        2,365,963           442,369        1,153,728         403,861       1,419,191         380,542
   4,453,587         1,147,457        2,402,947           434,110        1,099,409         394,214       1,256,734         342,005
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------

     207,954            27,273          (36,984)            8,259           54,319           9,647         162,457          38,537
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------


     745,051             3,946         (464,295)          (11,814)         232,266         (11,388)      1,114,989           3,031
    (485,064)          745,051         (149,042)         (464,295)         456,685         232,266       5,367,345       1,114,989
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------

  (1,230,115)          741,105          315,253          (452,481)         224,419         243,654       4,252,356       1,111,958
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------


     633,196           843,613          136,534            72,660          236,375         458,890       5,867,060       1,575,699
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------





   8,020,280        11,384,641        2,033,327         5,708,155        2,639,748       4,167,217      10,697,522       6,747,239
   9,229,199         6,712,693        3,837,822         3,337,476        3,682,345       2,212,004       8,514,278       2,599,195
      (4,494)           (1,377)          (1,747)             (742)          (1,320)           (563)         (3,076)           (608)
    (859,057)         (247,106)        (770,879)         (174,246)        (457,867)        (40,399)       (764,379)       (102,921)
  (4,633,410)       (1,211,707)      (1,949,924)         (562,920)        (917,771)       (330,410)     (2,121,139)       (246,547)
    (100,428)          (82,788)        (117,057)           (8,078)         (87,864)        (49,914)       (243,753)        (93,457)
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------


  11,652,090        16,554,356        3,031,542         8,299,645        4,857,271       5,957,935      16,079,453       8,902,901
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------

  12,285,286        17,397,969        3,168,076         8,372,305        5,093,646       6,416,825      21,946,513      10,478,600





  18,254,264           856,295        9,079,709           707,404        6,869,766         452,941      11,091,092         612,492
------------      ------------     ------------      ------------     ------------    ------------    ------------    ------------

$ 30,539,550      $ 18,254,264     $ 12,247,785      $  9,079,709     $ 11,963,412    $  6,869,766    $ 33,037,605    $ 11,091,092
============      ============     ============      ============     ============    ============    ============    ============

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                   LAZARD INTERNATIONAL STOCK
                                                                            PORTFOLIO               MFS EMERGING GROWTH PORTFOLIO
                                                                 ------------------------------    -------------------------------
                                                                     1999              1998            1999              1998
                                                                     ----              ----            ----              ----
INVESTMENT INCOME:
Dividends ..................................................     $     23,805      $     88,569    $          -      $          -
                                                                 ------------      ------------    ------------      ------------

EXPENSES:
Insurance charges ..........................................          137,576            46,301         202,370            47,319
Administrative fees ........................................           16,509             5,556          24,284             5,679
                                                                 ------------      ------------    ------------      ------------
    Net investment income (loss) ...........................         (130,280)           36,712        (226,654)          (52,998)
                                                                 ------------      ------------    ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................       21,147,993           530,647       2,643,903           359,931
  Cost of investments sold .................................       19,897,484           525,232       2,131,902           321,062
                                                                 ------------      ------------    ------------      ------------

    Net realized gain (loss) ...............................        1,250,509             5,415         512,001            38,869
                                                                 ------------      ------------    ------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................          206,761           (14,030)      1,426,982           (10,447)
  Unrealized gain (loss) end of year .......................        1,406,763           206,761      13,333,635         1,426,982
                                                                 ------------      ------------    ------------      ------------

    Net change in unrealized gain (loss) for the year ......        1,200,002           220,791      11,906,653         1,437,429
                                                                 ------------      ------------    ------------      ------------

Net increase (decrease) in net assets
    resulting from operations ..............................        2,320,231           262,918      12,192,000         1,423,300
                                                                 ------------      ------------    ------------      ------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................        3,079,195         4,875,656       5,915,315         5,481,474
Participant transfers from other Travelers accounts ........       23,802,779         2,502,476       7,222,363         2,311,557
Administrative charges .....................................           (1,640)             (677)         (2,821)             (851)
Contract surrenders ........................................         (387,573)          (46,266)       (454,002)          (71,103)
Participant transfers to other Travelers accounts ..........      (21,777,319)         (560,204)     (3,033,592)         (413,032)
Other payments to participants .............................                -           (17,974)       (142,209)          (15,292)
                                                                 ------------      ------------    ------------      ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................        4,715,442         6,753,011       9,505,054         7,292,753
                                                                 ------------      ------------    ------------      ------------

    Net increase (decrease) in net assets ..................        7,035,673         7,015,929      21,697,054         8,716,053




NET ASSETS:
  Beginning of year ........................................        7,946,378           930,449       9,349,469           633,416
                                                                 ------------      ------------    ------------      ------------

  End of year ..............................................     $ 14,982,051      $  7,946,378    $ 31,046,523      $  9,349,469
                                                                 ============      ============    ============      ============




                                                                   MFS MID CAP GROWTH PORTFOLIO
                                                                  ------------------------------
                                                                      1999              1998
                                                                      ----              ----
INVESTMENT INCOME:
Dividends ..................................................      $      8,285      $          -
                                                                  ------------      ------------

EXPENSES:
Insurance charges ..........................................            26,689             1,699
Administrative fees ........................................             3,202               204
                                                                  ------------      ------------
    Net investment income (loss) ...........................           (21,606)           (1,903)
                                                                  ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................           399,698            22,462
  Cost of investments sold .................................           326,674            24,426
                                                                  ------------      ------------

    Net realized gain (loss) ...............................            73,024            (1,964)
                                                                  ------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................            71,902                 -
  Unrealized gain (loss) end of year .......................         1,662,073            71,902
                                                                  ------------      ------------

    Net change in unrealized gain (loss) for the year ......         1,590,171            71,902
                                                                  ------------      ------------

Net increase (decrease) in net assets
    resulting from operations ..............................         1,641,589            68,035
                                                                  ------------      ------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................         1,732,530           503,792
Participant transfers from other Travelers accounts ........         1,583,134           157,431
Administrative charges .....................................              (248)              (12)
Contract surrenders ........................................          (216,816)          (21,403)
Participant transfers to other Travelers accounts ..........          (288,786)          (21,143)
Other payments to participants .............................                 -                 -
                                                                  ------------      ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................         2,809,814           618,665
                                                                  ------------      ------------

    Net increase (decrease) in net assets ..................         4,451,403           686,700




NET ASSETS:
  Beginning of year ........................................           686,700                 -
                                                                  ------------      ------------

  End of year ..............................................      $  5,138,103      $    686,700
                                                                  ============      ============

                                                                                                 DISCIPLINED MID CAP STOCK
  MFS RESEARCH PORTFOLIO         STRATEGIC STOCK PORTFOLIO      CONVERTIBLE BOND PORTFOLIO               PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
    1999            1998            1999            1998            1999            1998            1999            1998
    ----            ----            ----            ----            ----            ----            ----            ----
$         -     $       247     $         1     $       158     $       726     $    10,898     $   104,722     $    14,576
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      9,492             830           1,501             101           8,911           1,547          34,868          10,983
      1,139             100             180              12           1,069             185           4,184           1,318
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
    (10,631)           (683)         (1,680)             45          (9,254)          9,166          65,670           2,275
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------




  1,010,404          12,018          18,753          24,864         160,279          30,214         404,757         355,477
  1,017,181          11,934          18,265          24,668         152,955          31,249         377,797         381,793
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     (6,777)             84             488             196           7,324          (1,035)         26,960         (26,316)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     10,200               -             548               -           7,911               -         245,193          (5,510)
    253,426          10,200          (2,986)            548         152,036           7,911         601,947         245,193
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    243,226          10,200          (3,534)            548         144,125           7,911         356,754         250,703
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    225,818           9,601          (4,726)            789         142,195          16,042         449,384         226,662
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------





    310,020         156,213         117,640          14,599         467,949         455,886       1,272,157       1,222,945
  2,033,372           3,581         106,149           3,126         406,472          32,942         917,797         592,551
        (45)             (4)             (1)              -            (124)             (3)           (570)           (194)
    (22,104)           (450)        (11,121)         (1,491)        (20,124)        (27,581)       (196,313)         (4,955)
   (966,477)         (1,998)         (3,812)         (3,955)       (123,085)         (7,978)       (292,188)       (217,440)
          -          (8,893)              -               -               -         (10,656)         (8,868)              -
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


  1,354,766         148,449         208,855          12,279         731,088         442,610       1,692,015       1,592,907
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

  1,580,584         158,050         204,129          13,068         873,283         458,652       2,141,399       1,819,569





    158,050               -          13,068               -         458,652               -       1,963,991         144,422
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$ 1,738,634     $   158,050     $   217,197     $    13,068     $ 1,331,935     $   458,652     $ 4,105,390     $ 1,963,991
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                   DISCIPLINED SMALL CAP STOCK
                                                                           PORTFOLIO               TRAVELERS QUALITY BOND PORTFOLIO
                                                                 ------------------------------    --------------------------------
                                                                     1999              1998            1999                1998
                                                                     ----              ----            ----                ----
INVESTMENT INCOME:
Dividends ..................................................     $          -      $      1,257    $     76,458        $    429,299
                                                                 ------------      ------------    ------------        ------------

EXPENSES:
Insurance charges ..........................................           12,646               987         176,898              49,354
Administrative fees ........................................            1,518               118          21,228               5,923
                                                                 ------------      ------------    ------------        ------------
    Net investment income (loss) ...........................          (14,164)              152        (121,668)            374,022
                                                                 ------------      ------------    ------------        ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................          188,403            43,240       4,555,826             740,716
  Cost of investments sold .................................          174,262            45,106       4,582,079             730,028
                                                                 ------------      ------------    ------------        ------------

    Net realized gain (loss) ...............................           14,141            (1,866)        (26,253)             10,688
                                                                 ------------      ------------    ------------        ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................           40,047                 -        (136,847)            (12,683)
  Unrealized gain (loss) end of year .......................          313,361            40,047         (30,110)           (136,847)
                                                                 ------------      ------------    ------------        ------------

    Net change in unrealized gain (loss) for the year ......          273,314            40,047         106,737            (124,164)
                                                                 ------------      ------------    ------------        ------------

Net increase (decrease) in net assets
    resulting from operations ..............................          273,291            38,333         (41,184)            260,546
                                                                 ------------      ------------    ------------        ------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................          944,969           354,042       6,437,094           8,342,411
Participant transfers from other Travelers accounts ........          507,028           108,712       5,111,317           2,816,178
Administrative charges .....................................              (46)               (1)         (1,618)               (301)
Contract surrenders ........................................          (15,680)          (21,359)       (792,240)           (127,582)
Participant transfers to other Travelers accounts ..........         (157,526)          (16,046)     (5,952,208)         (1,130,644)
Other payments to participants .............................                -                 -        (207,636)             (8,281)
                                                                 ------------      ------------    ------------        ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................        1,278,745           425,348       4,594,709           9,891,781
                                                                 ------------      ------------    ------------        ------------

    Net increase (decrease) in net assets ..................        1,552,036           463,681       4,553,525          10,152,327




NET ASSETS:
  Beginning of year ........................................          463,681                 -      10,552,847             400,520
                                                                 ------------      ------------    ------------        ------------

  End of year ..............................................     $  2,015,717      $    463,681    $ 15,106,372        $ 10,552,847
                                                                 ============      ============    ============        ============




                                                                    ALLIANCE GROWTH PORTFOLIO
                                                                  ------------------------------
                                                                      1999              1998
                                                                      ----              ----
INVESTMENT INCOME:
Dividends ..................................................      $  1,855,924      $    458,988
                                                                  ------------      ------------

EXPENSES:
Insurance charges ..........................................           437,320           108,060
Administrative fees ........................................            52,478            12,967
                                                                  ------------      ------------
    Net investment income (loss) ...........................         1,366,126           337,961
                                                                  ------------      ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................         1,465,969           901,699
  Cost of investments sold .................................         1,272,192           845,364
                                                                  ------------      ------------

    Net realized gain (loss) ...............................           193,777            56,335
                                                                  ------------      ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................         2,809,812            59,746
  Unrealized gain (loss) end of year .......................        12,263,862         2,809,812
                                                                  ------------      ------------

    Net change in unrealized gain (loss) for the year ......         9,454,050         2,750,066
                                                                  ------------      ------------

Net increase (decrease) in net assets
    resulting from operations ..............................        11,013,953         3,144,362
                                                                  ------------      ------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................        14,436,775        12,736,407
Participant transfers from other Travelers accounts ........        10,992,232         6,202,214
Administrative charges .....................................            (5,391)           (1,499)
Contract surrenders ........................................          (915,879)         (206,881)
Participant transfers to other Travelers accounts ..........        (2,682,070)       (1,045,318)
Other payments to participants .............................          (231,618)          (55,853)
                                                                  ------------      ------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................        21,594,049        17,629,070
                                                                  ------------      ------------

    Net increase (decrease) in net assets ..................        32,608,002        20,773,432




NET ASSETS:
  Beginning of year ........................................        22,175,326         1,401,894
                                                                  ------------      ------------

  End of year ..............................................      $ 54,783,328      $ 22,175,326
                                                                  ============      ============

                                    PUTNAM DIVERSIFIED INCOME
 MFS TOTAL RETURN PORTFOLIO                PORTFOLIO                      COMSTOCK PORTFOLIO           DOMESTIC INCOME PORTFOLIO
----------------------------      -----------------------------     -----------------------------    -----------------------------
    1999              1998            1999              1998            1999            1998             1999              1998
    ----              ----            ----              ----            ----            ----             ----              ----
$  2,082,764     $    399,627     $    167,538     $     41,909     $        792     $          -    $      9,985     $          -
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------


     366,156          120,812           38,080           12,658              279                -           2,600              413
      43,939           14,498            4,570            1,519               33                -             312               50
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------
   1,672,669          264,317          124,888           27,732              480                -           7,073             (463)
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------




   2,475,486        1,059,668        1,015,355          325,585              272                -          15,662              427
   2,524,170        1,029,100        1,064,779          341,765              284                -          15,591              421
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------

     (48,684)          30,568          (49,424)         (16,180)             (12)               -              71                6
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------


     661,506           32,210          (45,104)           1,420                -                -           3,443                -
    (706,163)         661,506         (121,201)         (45,104)          (2,411)               -          (9,790)           3,443
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------

  (1,367,669)         629,296          (76,097)         (46,524)          (2,411)               -         (13,233)           3,443
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------


     256,316          924,181             (633)         (34,972)          (1,943)               -          (6,089)           2,986
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------





   9,041,417       14,357,688          926,978        1,873,460           15,000                -         333,450           49,500
  10,020,464        5,776,851        1,643,635          413,014           47,048                -          91,878           66,000
      (5,488)          (1,788)            (611)            (151)              (4)               -              (5)               -
    (990,556)        (278,557)        (145,172)         (58,831)               -                -          (2,379)               -
  (3,752,590)        (501,024)        (904,157)        (121,229)               -                -         (10,514)               -
     (78,882)         (72,693)            (135)         (49,944)               -                -               -                -
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------


  14,234,365       19,280,477        1,520,538        2,056,319           62,044                -         412,430          115,500
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------

  14,490,681       20,204,658        1,519,905        2,021,347           60,101                -         406,341          118,486





  21,343,496        1,138,838        2,076,615           55,268                -                -         118,486                -
------------     ------------     ------------     ------------     ------------     ------------    ------------     ------------

$ 35,834,177     $ 21,343,496     $  3,596,520     $  2,076,615     $     60,101              $ -    $    524,827     $    118,486
============     ============     ============     ============     ============     ============    ============     ============

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                EMERGING GROWTH PORTFOLIO              ENTERPRISE PORTFOLIO
                                                              -----------------------------       -----------------------------
                                                                  1999              1998              1999              1998
                                                                  ----              ----              ----              ----
INVESTMENT INCOME:
Dividends ..............................................      $         -       $         -       $    36,770       $         -
                                                              -----------       -----------       -----------       -----------

EXPENSES:
Insurance charges ......................................            3,447                94             8,628               419
Administrative fees ....................................              414                11             1,035                50
                                                              -----------       -----------       -----------       -----------
    Net investment income (loss) .......................           (3,861)             (105)           27,107              (469)
                                                              -----------       -----------       -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................            3,266               211            13,703               489
  Cost of investments sold .............................            2,712               216            13,495               547
                                                              -----------       -----------       -----------       -----------

    Net realized gain (loss) ...........................              554                (5)              208               (58)
                                                              -----------       -----------       -----------       -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............            3,606                 -            25,690                 -
  Unrealized gain (loss) end of year ...................          373,995             3,606           206,478            25,690
                                                              -----------       -----------       -----------       -----------

    Net change in unrealized gain (loss) for the year ..          370,389             3,606           180,788            25,690
                                                              -----------       -----------       -----------       -----------

Net increase (decrease) in net assets
    resulting from operations ..........................          367,082             3,496           208,103            25,163
                                                              -----------       -----------       -----------       -----------




UNIT TRANSACTIONS:
Participant purchase payments ..........................          428,846            16,797           381,073           227,803
Participant transfers from other Travelers accounts ....          344,643            12,904           444,998               902
Administrative charges .................................              (75)               (7)             (187)               (6)
Contract surrenders ....................................             (271)             (464)             (760)             (455)
Participant transfers to other Travelers accounts ......             (552)                -            (4,927)                -
Other payments to participants .........................                -                 -                 -                 -
                                                              -----------       -----------       -----------       -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...................          772,591            29,230           820,197           228,244
                                                              -----------       -----------       -----------       -----------

    Net increase (decrease) in net assets ..............        1,139,673            32,726         1,028,300           253,407




NET ASSETS:
  Beginning of year ....................................           32,726                 -           253,407                 -
                                                              -----------       -----------       -----------       -----------

  End of year ..........................................      $ 1,172,399       $    32,726       $ 1,281,707       $   253,407
                                                              ===========       ===========       ===========       ===========



                                                                     GOVERNMENT PORTFOLIO
                                                                 -----------------------------
                                                                     1999              1998
                                                                     ----              ----
INVESTMENT INCOME:
Dividends ..............................................         $    14,961       $         -
                                                                 -----------       -----------

EXPENSES:
Insurance charges ......................................               3,571               957
Administrative fees ....................................                 429               115
                                                                 -----------       -----------
    Net investment income (loss) .......................              10,961            (1,072)
                                                                 -----------       -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .......................             222,657               961
  Cost of investments sold .............................             229,340               964
                                                                 -----------       -----------

    Net realized gain (loss) ...........................              (6,683)               (3)
                                                                 -----------       -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .............                 594                 -
  Unrealized gain (loss) end of year ...................             (17,089)              594
                                                                 -----------       -----------

    Net change in unrealized gain (loss) for the year ..             (17,683)              594
                                                                 -----------       -----------

Net increase (decrease) in net assets
    resulting from operations ..........................             (13,405)             (481)
                                                                 -----------       -----------




UNIT TRANSACTIONS:
Participant purchase payments ..........................             125,210            67,500
Participant transfers from other Travelers accounts ....             125,137           298,822
Administrative charges .................................                  (2)                -
Contract surrenders ....................................                   -                 -
Participant transfers to other Travelers accounts ......            (268,760)                -
Other payments to participants .........................                   -                 -
                                                                 -----------       -----------

  Net increase (decrease) in net assets
    resulting from unit transactions ...................             (18,415)          366,322
                                                                 -----------       -----------

    Net increase (decrease) in net assets ..............             (31,820)          365,841




NET ASSETS:
  Beginning of year ....................................             365,841                 -
                                                                 -----------       -----------

  End of year ..........................................         $   334,021       $   365,841
                                                                 ===========       ===========

                                  VAN KAMPEN MONEY MARKET       MORGAN STANLEY REAL ESTATE
GROWTH AND INCOME PORTFOLIO             PORTFOLIO                  SECURITIES PORTFOLIO          EMERGING MARKETS PORTFOLIO
---------------------------     ---------------------------     ---------------------------     ---------------------------
   1999            1998            1999            1998            1999            1998            1999            1998
   ----            ----            ----            ----            ----            ----            ----            ----
$    71,338     $         -     $    22,254     $    10,945     $     4,563     $         -     $    40,241     $     1,087
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


      9,562             635           6,143           2,786           1,001              69           5,663             495
      1,147              76             737             335             121               8             680              60
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------
     60,629            (711)         15,374           7,824           3,441             (77)         33,898             532
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------




     15,672          15,904         433,121         598,308           1,032             148         693,636          77,279
     14,636          15,411         433,121         598,308           1,044             144         584,067          90,838
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

      1,036             493               -               -             (12)              4         109,569         (13,559)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     18,306               -               -               -           1,982               -          10,892               -
     52,036          18,306               -               -          (5,127)          1,982         208,850          10,892
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

     33,730          18,306               -               -          (7,109)          1,982         197,958          10,892
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


     95,395          18,088          15,374           7,824          (3,680)          1,909         341,425          (2,135)
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------





    461,000         216,321         224,857       1,239,392          18,167          58,066         338,115         219,973
    416,784          67,000         109,623               -          16,830             900       1,134,391          23,179
        (74)             (1)            (29)             (2)             (9)              -             (60)             (2)
     (1,098)              -          (2,128)        (10,470)              -            (439)        (30,890)         (4,185)
     (5,354)              -        (424,869)       (584,323)              -               -        (776,189)        (72,704)
          -               -               -               -               -               -               -               -
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------


    871,258         283,320         (92,546)        644,597          34,988          58,527         665,367         166,261
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

    966,653         301,408         (77,172)        652,421          31,308          60,436       1,006,792         164,126





    301,408               -         652,421               -          60,436               -         164,126               -
-----------     -----------     -----------     -----------     -----------     -----------     -----------     -----------

$ 1,268,061     $   301,408     $   575,249     $   652,421     $    91,744     $    60,436     $ 1,170,918     $   164,126
===========     ===========     ===========     ===========     ===========     ===========     ===========     ===========

7. SCHEDULE OF FUND ABD OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                               COMBINED
                                                                   ----------------------------------
                                                                        1999                 1998
                                                                        ----                 ----
INVESTMENT INCOME:
Dividends ..................................................       $  11,312,884        $   3,703,277
                                                                   -------------        -------------

EXPENSES:
Insurance charges ..........................................           3,483,129              886,762
Administrative fees ........................................             417,979              106,413
                                                                   -------------        -------------
    Net investment income (loss) ...........................           7,411,776            2,710,102
                                                                   -------------        -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...........................          89,049,275           16,924,277
  Cost of investments sold .................................          86,033,378           16,720,569
                                                                   -------------        -------------

    Net realized gain (loss) ...............................           3,015,897              203,708
                                                                   -------------        -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .................          12,441,713              (23,471)
  Unrealized gain (loss) end of year .......................          64,087,301           12,441,713
                                                                   -------------        -------------

    Net change in unrealized gain (loss) for the year ......          51,645,588           12,465,184
                                                                   -------------        -------------

Net increase (decrease) in net assets
    resulting from operations ..............................          62,073,261           15,378,994
                                                                   -------------        -------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................         127,477,159          121,461,712
Participant transfers from other Travelers accounts ........         163,232,615           49,991,050
Administrative charges .....................................             (42,735)             (11,401)
Contract surrenders ........................................         (12,553,592)          (2,370,182)
Participant transfers to other Travelers accounts ..........        (105,324,883)         (17,368,160)
Other payments to participants .............................          (1,948,494)            (691,370)
                                                                   -------------        -------------

  Net increase (decrease) in net assets
    resulting from unit transactions .......................         170,840,070          151,011,649
                                                                   -------------        -------------

    Net increase (decrease) in net assets ..................         232,913,331          166,390,643




NET ASSETS:
  Beginning of year ........................................         176,520,731           10,130,088
                                                                   -------------        -------------

  End of year ..............................................       $ 409,434,062        $ 176,520,731
                                                                   =============        =============

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                  CAPITAL APPRECIATION                                         DREYFUS CAPITAL
                                                          FUND                     REIT SERIES              APPRECIATION PORTFOLIO
                                                 ------------------------    -------------------------    --------------------------
                                                   1999            1998           1999          1998           1999          1998
                                                   ----            ----           ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................   10,561,314       870,525         96,983             -      2,937,245             -
Accumulation units purchased and
  transferred from other Travelers accounts ..   18,101,882    10,229,210        589,683       129,268      5,939,396     3,105,269
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (2,691,208)     (538,421)      (328,756)      (32,285)    (1,035,852)     (168,024)
Annuity units ................................          (77)            -              -             -              -             -
                                                -----------   -----------    -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................   25,971,911    10,561,314        357,910        96,983      7,840,789     2,937,245
                                                ===========   ===========    ===========   ===========    ===========   ===========



                                                                                                          DIVERSIFIED STRATEGIC
                                                   SMALL CAP PORTFOLIO       APPRECIATION PORTFOLIO         INCOME PORTFOLIO
                                                -------------------------   -------------------------   -------------------------
                                                    1999          1998          1999          1998          1999          1998
                                                    ----          ----          ----          ----          ----          ----
Accumulation and annuity units
  beginning of year ..........................    1,435,805             -     3,710,315       506,282     7,076,327       733,829
Accumulation units purchased and
  transferred from other Travelers accounts ..    2,693,885     1,501,350     3,598,677     3,619,819     5,177,864     6,855,041
Accumulation units redeemed and
  transferred to other Travelers accounts ....     (742,638)      (65,545)     (372,950)     (415,786)   (1,470,754)     (512,543)
Annuity units ................................            -             -          (130)            -             -             -
                                                -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ................................    3,387,052     1,435,805     6,935,912     3,710,315    10,783,437     7,076,327
                                                ===========   ===========   ===========   ===========   ===========   ===========



                                                                                  EQUITY INDEX
                                                 TOTAL RETURN PORTFOLIO         PORTFOLIO CLASS II         MONEY MARKET PORTFOLIO
                                                -------------------------    -------------------------   --------------------------
                                                    1999          1998         1999           1998          1999          1998
                                                    ----          ----         ----           ----          ----          ----
Accumulation and annuity units
  beginning of year ..........................      708,254             -              -             -     9,244,927       345,682
Accumulation units purchased and
  transferred from other Travelers accounts ..    1,299,511       716,696        779,285             -    52,491,386    17,589,374
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (49,014)       (8,442)       (25,466)            -   (44,986,043)   (8,690,129)
Annuity units ................................            -             -              -             -             -             -
                                                -----------   -----------    -----------   -----------   -----------   -----------
Accumulation and annuity units
  end of year ................................    1,958,751       708,254        753,819             -    16,750,270     9,244,927
                                                ===========   ===========    ===========   ===========   ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                     EMERGING MARKETS          GLOBAL EQUITY             MID CAP VALUE
                                                      EQUITY PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                                   ---------------------    ---------------------     ---------------------
                                                     1999         1998       1999         1998          1999        1998
                                                     ----         ----       ----         ----          ----        ----
Accumulation and annuity units
  beginning of year ...........................      27,410            -     163,749            -      219,618            -
Accumulation units purchased and
  transferred from other Travelers accounts ...     212,224       27,410     346,550      164,227      600,373      219,623
Accumulation units redeemed and
  transferred to other Travelers accounts .....      (1,132)           -      (2,255)        (478)      (1,000)          (5)
Annuity units .................................           -            -           -            -            -            -
                                                   --------     --------    --------     --------     --------     --------
Accumulation and annuity units
  end of year .................................     238,502       27,410     508,044      163,749      818,991      219,618
                                                   ========     ========    ========     ========     ========     ========


                                                                                   SALOMON BROTHERS       SALOMON BROTHERS VARIABLE
                                                       VALUE PORTFOLIO          VARIABLE CAPITAL FUND       HIGH YIELD BOND FUND
                                                   -----------------------     -----------------------    -------------------------
                                                      1999          1998          1999          1998         1999            1998
                                                      ----          ----          ----          ----         ----            ----
Accumulation and annuity units
  beginning of year ...........................      258,345             -        55,964             -      117,685               -
Accumulation units purchased and
  transferred from other Travelers accounts ...      608,561       258,871       161,500        55,964       91,470         117,685
Accumulation units redeemed and
  transferred to other Travelers accounts .....      (13,141)         (526)         (999)            -       (1,116)              -
Annuity units .................................            -             -             -             -            -               -
                                                   ---------     ---------     ---------     ---------    ---------       ---------
Accumulation and annuity units
  end of year .................................      853,765       258,345       216,465        55,964      208,039         117,685
                                                   =========     =========     =========     =========    =========       =========


                                                 SALOMON BROTHERS VARIABLE   SALOMON BROTHERS VARIABLE
                                                        INVESTORS FUND          STRATEGIC BOND FUND       EQUITY INCOME PORTFOLIO
                                                 --------------------------  -------------------------   --------------------------
                                                      1999          1998          1999          1998          1999           1998
                                                      ----          ----          ----          ----          ----           ----
Accumulation and annuity units
  beginning of year ...........................    1,764,644             -       127,127             -    12,301,819        639,656
Accumulation units purchased and
  transferred from other Travelers accounts ...    2,512,443     1,869,636       217,409       127,694    11,259,107     12,793,027
Accumulation units redeemed and
  transferred to other Travelers accounts .....     (371,120)     (104,992)         (286)         (567)   (3,668,063)    (1,130,864)
Annuity units .................................            -             -             -             -             -              -
                                                 -----------   -----------   -----------   -----------   -----------    -----------
Accumulation and annuity units
  end of year .................................    3,905,967     1,764,644       344,250       127,127    19,892,863     12,301,819
                                                 ===========   ===========   ===========   ===========   ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)



                                                        FEDERATED
                                                    HIGH YIELD PORTFOLIO     FEDERATED STOCK PORTFOLIO        LARGE CAP PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................     7,715,310       620,667     4,599,587       352,550      6,662,550       491,869
Accumulation units purchased and
  transferred from other Travelers accounts ..     4,881,852     7,735,861     4,064,289     4,564,143     10,608,971     6,484,501
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (2,360,124)     (641,218)     (953,137)     (317,106)    (1,709,210)     (313,820)
Annuity units ................................             -             -             -             -              -             -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................    10,237,038     7,715,310     7,710,739     4,599,587     15,562,311     6,662,550
                                                 ===========   ===========   ===========   ===========    ===========   ===========


                                                  LAZARD INTERNATIONAL             MFS EMERGING                 MFS MID CAP
                                                      STOCK PORTFOLIO             GROWTH PORTFOLIO            GROWTH PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................     6,533,760       849,629     5,891,811       528,553        696,846             -
Accumulation units purchased and
  transferred from other Travelers accounts ..    20,317,507     6,246,023     7,281,189     5,719,953      2,929,277       742,982
Accumulation units redeemed and
  transferred to other Travelers accounts ....   (16,587,197)     (561,892)   (1,950,156)     (356,695)      (405,703)      (46,136)
Annuity units ................................             -             -           (96)            -              -             -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................    10,264,070     6,533,760    11,222,748     5,891,811      3,220,420       696,846
                                                 ===========   ===========   ===========   ===========    ===========   ===========


                                                  MFS RESEARCH PORTFOLIO     STRATEGIC STOCK PORTFOLIO    CONVERTIBLE BOND PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................       149,981             -        13,783             -        458,699             -
Accumulation units purchased and
  transferred from other Travelers accounts ..     2,134,758       161,382       222,076        19,604        815,947       506,502
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (931,963)      (11,401)      (14,549)       (5,821)      (136,649)      (47,803)
Annuity units ................................             -             -             -             -              -             -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................     1,352,776       149,981       221,310        13,783      1,137,997       458,699
                                                 ===========   ===========   ===========   ===========    ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                     DISCIPLINED MID CAP      DISCIPLINED SMALL CAP           TRAVELERS QUALITY
                                                        STOCK PORTFOLIO          STOCK PORTFOLIO               BOND PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................     1,425,770       120,880       518,858             -      9,328,606       378,758
Accumulation units purchased and
  transferred from other Travelers accounts ..     1,600,400     1,485,652     1,566,779       563,196     10,221,069    10,101,017
Accumulation units redeemed and
  transferred to other Travelers accounts ....      (362,663)     (180,762)     (186,009)      (44,338)    (6,153,362)   (1,151,169)
Annuity units ................................             -             -             -             -           (119)            -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................     2,663,507     1,425,770     1,899,628       518,858     13,396,194     9,328,606
                                                 ===========   ===========   ===========   ===========    ===========   ===========


                                                                                     MFS TOTAL               PUTNAM DIVERSIFIED
                                                 ALLIANCE GROWTH PORTFOLIO        RETURN PORTFOLIO            INCOME PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................    13,211,206     1,062,634    16,380,184       962,287      1,955,397        51,659
Accumulation units purchased and
  transferred from other Travelers accounts ..    13,905,439    13,093,237    14,486,220    16,107,857      2,442,067     2,118,951
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (2,091,919)     (944,665)   (3,693,094)     (689,960)    (1,000,658)     (215,213)
Annuity units ................................           (99)            -           (85)            -           (129)            -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................    25,024,627    13,211,206    27,173,225    16,380,184      3,396,677     1,955,397
                                                 ===========   ===========   ===========   ===========    ===========   ===========


                                                    COMSTOCK PORTFOLIO       DOMESTIC INCOME PORTFOLIO    EMERGING GROWTH PORTFOLIO
                                                 -------------------------   -------------------------    --------------------------
                                                     1999          1998          1999          1998           1999          1998
                                                     ----          ----          ----          ----           ----          ----
Accumulation and annuity units
  beginning of year ..........................             -             -       116,317             -         27,189             -
Accumulation units purchased and
  transferred from other Travelers accounts ..        65,610             -       430,246       116,317        456,640        27,664
Accumulation units redeemed and
  transferred to other Travelers accounts ....            (4)            -       (12,830)            -           (592)         (475)
Annuity units ................................             -             -             -             -              -             -
                                                 -----------   -----------   -----------   -----------    -----------   -----------
Accumulation and annuity units
  end of year ................................        65,606             -       533,733       116,317        483,237        27,189
                                                 ===========   ===========   ===========   ===========    ===========   ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR FUND ABD FOR THE YEARS ENDED DECEMBER 31, 1999 AND 1998 (CONTINUED)


                                                                                                             GROWTH AND INCOME
                                                   ENTERPRISE PORTFOLIO        GOVERNMENT PORTFOLIO               PORTFOLIO
                                                 ------------------------    ------------------------    ------------------------
                                                     1999          1998          1999          1998          1999          1998
                                                     ----          ----          ----          ----          ----          ----
Accumulation and annuity units
  beginning of year ..........................      233,972             -       347,758             -       292,761             -
Accumulation units purchased and
  transferred from other Travelers accounts ..      724,912       234,459       246,222       347,758       818,586       292,762
Accumulation units redeemed and
  transferred to other Travelers accounts ....       (5,347)         (487)     (260,800)            -        (5,932)           (1)
Annuity units ................................            -             -             -             -             -             -
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
  end of year ................................      953,537       233,972       333,180       347,758     1,105,415       292,761
                                                 ==========    ==========    ==========    ==========    ==========    ==========


                                                 VAN KAMPEN MONEY MARKET        MORGAN STANLEY REAL                 EMERGING
                                                        PORTFOLIO            ESTATE SECURITIES PORTFOLIO        MARKETS PORTFOLIO
                                                 ------------------------    ---------------------------    ------------------------
                                                     1999          1998          1999              1998        1999         1998
                                                     ----          ----          ----              ----        ----         ----
Accumulation and annuity units
  beginning of year ..........................      637,874             -        66,511                 -      223,688            -
Accumulation units purchased and
  transferred from other Travelers accounts ..      321,015     1,224,036        39,463            67,010    1,442,108      346,824
Accumulation units redeemed and
  transferred to other Travelers accounts ....     (413,721)     (586,162)          (10)             (499)    (773,784)    (123,136)
Annuity units ................................            -             -             -                 -            -            -
                                                 ----------    ----------    ----------        ----------   ----------   ----------
Accumulation and annuity units
  end of year ................................      545,168       637,874       105,964            66,511      892,012      223,688
                                                 ==========    ==========    ==========        ==========   ==========   ==========



                                                           COMBINED
                                                 ----------------------------
                                                     1999            1998
                                                     ----            ----
Accumulation and annuity units
  beginning of year ..........................    128,295,949       8,515,460
Accumulation units purchased and
  transferred from other Travelers accounts ..    208,703,848     137,687,855
Accumulation units redeemed and
  transferred to other Travelers accounts ....    (95,771,206)    (17,907,366)
Annuity units ................................           (735)              -
                                                 ------------    ------------
Accumulation and annuity units
  end of year ................................    241,227,856     128,295,949
                                                 ============    ============

                          INDEPENDENT AUDITORS' REPORT

To the Owners of Variable Annuity Contracts of
The Travelers Fund ABD for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Fund ABD for Variable Annuities as of December 31, 1999, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1999, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund ABD for Variable Annuities as of December 31, 1999, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                /S/ KPMG LLP



Hartford, Connecticut
February 18, 2000

                              Independent Auditors

                                    KPMG LLP

                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund ABD for Variable Annuities or Fund ABD's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund ABD for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.












FNDABD (Annual) (12-99) Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors and Shareholder
The Travelers Insurance Company and Subsidiaries:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and Subsidiaries as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.


/s/ KPMG LLP
Hartford, Connecticut
January 18, 2000

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                          1999          1998          1997
                                                                                         ----          ----          ----

REVENUES
Premiums                                                                                 $1,738        $1,740        $1,583
Net investment income                                                                     2,506         2,185         2,037
Realized investment gains                                                                   113           149           199
Other revenues                                                                              521           440           354
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Revenues                                                                       4,878         4,514         4,173
-------------------------------------------------------------------------------------------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                                                     1,515         1,475         1,341
Interest credited to contractholders                                                        937           876           829
Amortization of deferred acquisition costs                                                  315           275           252
General and administrative expenses                                                         519           505           468
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Benefits and Expenses                                                          3,286         3,131         2,890
-------------------------------------------------------------------------------------------------- ------------- -------------

Income from continuing operations before federal income taxes                             1,592         1,383         1,283
-------------------------------------------------------------------------------------------------- ------------- -------------

Federal income tax expense
     Current                                                                                409           442           434
     Deferred                                                                               136            39            10
-------------------------------------------------------------------------------------------------- ------------- -------------
     Total Federal Income Taxes                                                             545           481           444
-------------------------------------------------------------------------------------------------- ------------- -------------
Net income                                                                               $1,047          $902          $839
================================================================================================== ============= =============






                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)


DECEMBER 31,                                                                                         1999          1998
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (cost, $24,500,  $22,973)                         $23,866       $23,893
Equity securities, at fair value (cost, $691,  $474)                                                     784           518
Mortgage loans                                                                                         2,285         2,606
Real estate held for sale                                                                                236           143
Policy loans                                                                                           1,258         1,857
Short-term securities                                                                                  1,283         1,098
Trading securities, at market value                                                                    1,678         1,186
Other invested assets                                                                                  2,098         2,251
----------------------------------------------------------------------------------------------------------------------------
     Total Investments                                                                                33,488        33,552
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                                      85            65
Investment income accrued                                                                                395           393
Premium balances receivable                                                                              178            99
Reinsurance recoverables                                                                               3,234         3,387
Deferred acquisition costs                                                                             2,688         2,317
Separate and variable accounts                                                                        22,199        15,313
Other assets                                                                                           1,264         1,422
----------------------------------------------------------------------------------------------------------------------------
     Total Assets                                                                                    $63,531       $56,548
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Contractholder funds                                                                                 $17,567       $16,739
Future policy benefits and claims                                                                     12,563        12,326
Separate and variable accounts                                                                        22,194        15,305
Deferred federal income taxes                                                                             23           422
Trading securities sold not yet purchased, at market value                                             1,098           873
Other liabilities                                                                                      2,466         2,783
----------------------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                                55,911        48,448
----------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized, issued and outstanding                      100           100
Additional paid-in capital                                                                             3,819         3,800
Retained earnings                                                                                      4,099         3,602
Accumulated other changes in equity from non-owner sources                                               (398)         598
----------------------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                                        7,620         8,100
----------------------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                                      $63,531       $56,548
============================================================================================================================




                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



-----------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN  RETAINED EARNINGS                         1999         1998              1997
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                        $3,602       $2,810              $2,471
Net income                                                         1,047          902                 839
Dividends to parent                                                  550          110                 500
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                              $4,099       $3,602              $2,810
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Balance, beginning of year                                          $598         $535                $223
Unrealized gains (losses), net of tax                               (996)          62                 313
Foreign currency translation, net of tax                               0           1                   (1)
-----------------------------------------------------------------------------------------------------------
Balance, end of year                                               $(398)        $598                $535
===========================================================================================================

-----------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
-----------------------------------------------------------------------------------------------------------

Net Income                                                        $1,047         $902                $839
Other changes in equity from non-owner sources                      (996)          63                 312
-----------------------------------------------------------------------------------------------------------
Total changes in equity from non-owner sources                       $51         $965              $1,151
===========================================================================================================




















                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                                                   1999           1998          1997
---------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                                             $1,715     $1,763          $1,519
     Net investment income received                                                  2,365      2,021           2,059
     Other revenues received                                                           537        419             373
     Benefits and claims paid                                                      (1,094)    (1,127)         (1,230)
     Interest credited to contractholders                                            (958)      (918)           (853)
     Operating expenses paid                                                       (1,013)       751)           (638)
     Income taxes paid                                                               (393)      (506)           (368)
     Trading account investments purchases, net                                       (80)       (38)            (54)
     Other                                                                           (104)         12             18
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Operating Activities                                     975        875             826
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                                            4,103      2,608           2,259
         Mortgage loans                                                                662        722             663
     Proceeds from sales of investments
         Fixed maturities                                                           12,562     13,390           7,592
         Equity securities                                                             100        212             341
         Mortgage loans                                                              -              -             207
         Real estate held for sale                                                     219         53             169
     Purchases of investments
         Fixed maturities                                                         (18,129)   (18,072)        (11,143)
         Equity securities                                                           (309)      (194)           (483)
         Mortgage loans                                                              (470)       457)           (771)
     Policy loans, net                                                                599          15              38
     Short-term securities (purchases) sales, net                                     316        495)             (2)
     Other investments purchases, net                                                (413)      (550)           (260)
     Securities transactions in course of settlement, net                            (463)       192             311
---------------------------------------------------------------------------------------------------------------------
     Net Cash Used in Investing Activities                                         (1,223)    (2,576)         (1,079)
---------------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Redemption of commercial paper, net                                                -           -            (50)
     Contractholder fund deposits                                                    5,764      4,383           3,544
     Contractholder fund withdrawals                                               (4,946)    (2,565)         (2,757)
     Dividends to parent company                                                     (550)      (110)           (500)
---------------------------------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                                     268      1,708             237
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        20           7            (16)
---------------------------------------------------------------------------------------------------------------------
Cash at December 31,                                                                  $85         $65             $58
====================================================================================================================

                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS



1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies used in the preparation of the accompanying financial statements follow.

     Basis of Presentation

     The Travelers Insurance Company (TIC), together with its subsidiaries (the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc. (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company (NBL).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

     Certain prior year amounts have been reclassified to conform to the 1999 presentation.

     ACCOUNTING CHANGES

     Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities

     Effective January 1, 1997, the Company adopted Statement of Financial Accounting Standards No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" (FAS 125). This statement establishes accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities. These standards are based on an approach that focuses on control. Under this approach, after a transfer of financial assets, an entity recognizes the financial and servicing assets it controls and the liabilities it has incurred, derecognizes financial assets when control has been surrendered and derecognizes liabilities when extinguished. FAS 125 provides standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. Effective January 1, 1998, the Company adopted the collateral provisions of FAS 125 that were not effective until 1998 in accordance with Statement of Financial Accounting Standards No. 127, "Deferral of the Effective Date of Certain Provisions of SFAS 125." The adoption of the collateral provisions of FAS 125 created additional assets and liabilities on the Company's consolidated statement of financial position related to the recognition of securities provided and received as collateral. There was no impact on the Company's results of operations from the adoption of the collateral provisions of FAS 125.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Accounting for the Costs of Computer Software Developed or Obtained for Internal Use During the third quarter of 1998, the Company adopted (effective January 1, 1998) the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

     Accounting by Insurance and Other Enterprises for Insurance - Related Assessments

     In January 1999, the Company adopted (effective January 1, 1999) Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 provides guidance for determining when an entity should recognize a liability for guaranty-fund and other insurance-related assessments, how to measure that liability, and when an asset may be recognized for the recovery of such assessments through premium tax offsets or policy surcharges. The adoption of this SOP had no impact on the Company's financial condition, results of operations or liquidity.

     ACCOUNTING POLICIES

     Investments
     Fixed maturities include bonds, notes and redeemable preferred stocks. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely-accepted securities data provider. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity.

     Equity securities, which include common and nonredeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

     Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 1999 and 1998.

     Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

     Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost which approximates market.

     Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income.

     Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

     DERIVATIVE FINANCIAL INSTRUMENTS
     The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps, and equity swaps, as a means of hedging exposure to interest rate and foreign currency risk. Hedge accounting is used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment.

     Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

     Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate and currency swaps hedging liabilities are off-balance sheet.

     Forward contracts, interest rate options and equity swaps were not significant at December 31, 1999 and 1998. Information concerning derivative financial instruments is included in Note 5.

     INVESTMENT GAINS AND LOSSES
     Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     POLICY LOANS
     Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

     DEFERRED ACQUISITION COSTS
     Costs of acquiring individual life insurance, annuities and long-term care business, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance and long-term care insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care business, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     VALUE OF INSURANCE IN FORCE

     The value of insurance in force is an asset recorded at the time of acquisition of an insurance company. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

     SEPARATE AND VARIABLE ACCOUNTS
     Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

     GOODWILL
     Goodwill represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)




     CONTRACTHOLDER FUNDS
     Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

     FUTURE POLICY BENEFITS
     Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 10.0%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

     OTHER LIABILITIES
     Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 1999, the Company had a liability of $21.9 million for guaranty fund assessments and a related premium tax offset recoverable of $4.7 million. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

     SECURITIES LOANED
     Securities loaned are recorded at the amount of cash received as collateral. The Company receives cash collateral in an amount in excess of the market value of securities loaned. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary.

     PERMITTED STATUTORY ACCOUNTING PRACTICES
     The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of any permitted accounting practices on statutory surplus of the Company is not material.

     The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. It is expected that the State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     by the Connecticut insurance commissioner. The Company has not yet determined the impact that this change will have on the statutory capital and surplus of its insurance subsidiaries.

     PREMIUMS
     Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

     OTHER REVENUES
     Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

     CURRENT AND FUTURE INSURANCE BENEFITS
     Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

     INTEREST CREDITED TO CONTRACTHOLDERS
     Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

     FEDERAL INCOME TAXES
     The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities. A deferred federal income tax asset is recognized to the extent that future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be recognized.

     FUTURE APPLICATION OF ACCOUNTING STANDARDS

     In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133). In June 1999, the FASB issued Statement of Financial Standards No. 137 "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137) which allows entities which have not adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000 and has not yet determined the impact that FAS 133 will have on its consolidated financial statements.

2.       COMMERCIAL PAPER AND LINES OF CREDIT

     TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 1999 or December 31, 1998. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or the Company. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 1999 and 1998, no credit under this agreement was allocated to TIC. Under this facility the Company is required to maintain certain minimum equity and risk-based capital levels. At December 31, 1999, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

3.       REINSURANCE

     The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

     Since 1997 universal life business was reinsured under an 80%/20% quota share reinsurance program and term life business was reinsured under a 90%/10% quota share reinsurance program. Prior to 1997, the Company reinsured all of its life business via first dollar quota share treaties on an 80%/20% basis. Maximum retention of $1.5 million is generally reached on policies in excess of $7.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $1.5 million. Total inforce business ceded under reinsurance contracts is $222.5 billion and $201.3 billion at December 31, 1999 and 1998.

     The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):


        WRITTEN PREMIUMS                                                   1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,274         $2,310         $2,148
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (206)          (242)          (280)
             Non-affiliated companies                                     (322)          (317)          (273)
        ------------------------------------------------------------------------------------------------------
        Total Net Written Premiums                                      $1,746         $1,751         $1,596
        ======================================================================================================


        EARNED PREMIUMS                                                    1999           1998           1997
        ------------------------------------------------------------------------------------------------------
        Direct                                                          $2,248         $1,949         $2,170
        Assumed from:
             Non-affiliated companies                                        -              -              1
        Ceded to:
             Affiliated companies                                         (193)          (251)          (321)
             Non-affiliated companies                                     (327)          (308)          (291)
        ------------------------------------------------------------------------------------------------------
        Total Net Earned Premiums                                       $1,728         $1,390         $1,559
        ======================================================================================================


     Reinsurance recoverables at December 31, 1999 and 1998 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):


        REINSURANCE RECOVERABLES                                           1999           1998
        ------------------------------------------------------------------------------------------------------

        Life and Accident and Health Business:
             Non-affiliated companies                                   $1,221         $1,297
        Property-Casualty Business:
             Affiliated companies                                        2,013          2,090
        ------------------------------------------------------------------------------------------------------
        Total Reinsurance Recoverables                                  $3,234         $3,387
        ======================================================================================================


     Total reinsurance recoverables at December 31, 1999 and 1998 include $569 million and $640 million, respectively, from The Metropolitan Life Insurance Company in connection with the sale of the Company's group life insurance and related businesses in 1995.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



4.   SHAREHOLDER'S EQUITY

     Shareholder's Equity and Dividend Availability

     The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $890 million, $702 million and $754 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     The Company's statutory capital and surplus was $5.03 billion and $4.95 billion at December 31, 1999 and 1998, respectively.

     The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. Statutory surplus of $679 million is available in 2000 for dividend payments by the Company without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 1999 and 1998. The Company paid dividends of $550 million, $110 million and $500 million in 1999, 1998 and 1997, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)







4.  SHAREHOLDER'S EQUITY (continued)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:

                                                                                                       ACCUMULATED OTHER
                                                              NET UNREALIZED         FOREIGN           CHANGES IN EQUITY FROM
                                                              GAIN (LOSS) ON         CURRENCY          NON-OWNER SOURCES
                                                              INVESTMENT SECURITIES  TRANSLATION
($ in millions)                                                                      ADJUSTMENTS
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, JANUARY 1, 1997                                           $232                   $(9)                 $223
Unrealized gain on investment securities,
   net of tax of $239                                               442                      -                  442
Less: reclassification adjustment for gains
   included in net income, net of tax of $70                        129                      -                  129
Foreign currency translation adjustment,
   net of tax of $0                                                   -                     (1)                 (1)
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                               313                     (1)                 312
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1997                                          545                    (10)                 535
Unrealized gains on investment securities,
   net of tax of $85                                                159                     -                   159
Less: reclassification adjustment for gains
   included in net income, net of tax of $52                         97                     -                    97
Foreign currency translation adjustment,
   net of tax of $2                                                   -                      1                    1
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                62                      1                   63
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                          607                     (9)                 598
Unrealized losses on investment securities,
   net of tax of $497                                              (923)                    -                  (923)
Less: reclassification adjustment for gains
   included in net income, net of tax of $40                         73                     -                    73
-------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                              (996)                     -                 (996)
-------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                        $(389)                   $(9)               $(398)
===============================================================================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



5.   DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through a subsidiary that is a broker/dealer, Tribeca Investments LLC (Tribeca) holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates which arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 1999 and 1998, the Company held financial futures contracts with notional amounts of $255 million and $459 million, respectively. These financial futures had a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999, and a deferred gain of $3.3 million and a deferred loss of $.1 million in 1998. Total gains of $6.9 million and $1.5 million from financial futures were deferred at December 31, 1999 and 1998, respectively, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. At December 31, 1999 and 1998, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held interest rate swap contracts with notional amounts of $1,498.2 million and $1,077.9 million, respectively. The fair value of these financial instruments was $25.3 million (gain position) and $26.3 million (loss position) at December 31, 1999 and was $5.6 million (gain position) and $19.6 million (loss position) at December 31, 1998. The fair values were determined using the discounted cash flow method. At December 31, 1999, the Company held swap contracts with affiliate counterparties with a notional amount of $207.5 million and a fair value of $22.6 million (loss position).

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

     At December 31, 1999 and 1998, the Company held currency swap contracts with notional amounts of $732.7 million and $10.0 million, respectively. The fair value of these financial instruments was $59.2 million (loss position) at December 31, 1999 and $.4 million (gain position) at December 31, 1998. The fair values were determined using the discounted cash flow method.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 1999 and 1998, the Company held equity options with notional amounts of $275.4 million and zero, respectively. The fair value of these financial instruments was $32.6 million (gain position) at December 31, 1999. The fair value of these contracts represent the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 1999 and 1998.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 1999 and 1998.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk

     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 1999 and 1998. The Company had unfunded commitments to partnerships with a value of $459.7 million at December 31, 1999.

     Fair Value of Certain Financial Instruments

     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 1999 and 1998, investments in fixed maturities had a carrying value and a fair value of $23.9 billion and $23.9 billion, respectively. See Notes 1 and 12.

     At December 31, 1999 mortgage loans had a carrying value of $2.3 billion and a fair value of $2.3 billion and in 1998 had a carrying value of $2.6 billion and a fair value of $2.8 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock included in other invested assets had a carrying value and fair value of $987 million at December 31, 1999 and 1998.

     At December 31, 1999, contractholder funds with defined maturities had a carrying value of $5.0 billion and a fair value of $4.7 billion, compared with a carrying value and a fair value of $3.3 billion at December 31, 1998. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999, compared with a carrying value of $10.4 billion and a fair value of $10.2 billion at December 31, 1998. These contracts generally are valued at surrender value.

     The carrying values of $228 million and $144 million of financial instruments classified as other assets approximated their fair values at December 31, 1999 and 1998, respectively. The carrying values of $1.2 billion and $2.3 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 1999 and 1998, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $235 million at December 31, 1998. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $251 million at December 31, 1999, compared with a carrying value and a fair value of $209 million and $206 million, respectively, at December 31, 1998.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



6.   COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk

     See Note 5 for a discussion of financial instruments with off-balance sheet risk.

     Litigation

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia Court of Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 1999, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


7.   BENEFIT PLANS

     Pension and Other Postretirement Benefits

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 1999, 1998 and 1997. Through plans sponsored by TIGI, the Company also provides defined contribution pension plans for certain agents. Company contributions are primarily a function of production. The expense for these plans was not significant in 1999, 1998 and 1997.

     401(k) Savings Plan

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. Effective January 1, 1997, the Company discontinued matching contributions for the majority of its employees. The Company's expenses in connection with the 401(k) savings plan were not significant in 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



8.   RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 1999 and 1998, the pool totaled approximately $2.6 billion and $2.3 billion, respectively. The Company's share of the pool amounted to $1.0 billion and $793 million at December 31, 1999 and 1998, respectively, and is included in short-term securities in the consolidated balance sheet.

     Included in short-term investments at December 31, 1998 was a 90-day variable rate note receivable from Citigroup. The rate was based upon the AA financial commercial paper rate plus 14 basis points. The rate at December 31, 1998 was 5.47%. The balance, which was $500 million at December 31, 1998, was paid in full on February 25, 1999. Interest accrued at December 31, 1998 was $2.2 million. Interest earned was $3.9 million and $9.4 million in 1999 and 1998, respectively.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney Financial Consultants (SSB). Premiums and deposits related to these products were $1.4 billion, $1.3 billion, and $1.0 billion in 1999, 1998 and 1997, respectively.

     At December 31, 1999 and 1998 the Company had outstanding loaned securities to SSB for $123.0 million and $39.7 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 1999 and 1998, carried at cost.

     The Company sells structured settlement annuities to the insurance subsidiaries of Travelers Property Casualty Corp. (TAP) in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $156 million, $104 million, and $88 million for 1999, 1998 and 1997, respectively. Reserves and contractholder funds related to these annuities amounted to $798 million and $787 million in 1999 and 1998, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 1999 and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $903 million and $256 million of deferred annuities in 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

       ------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                       1999             1998              1997
       ($ in millions)
       ------------------------------------------------------------------------------------------------------
       Net income, as reported                                     $1,047             $902              $839
       FAS 123 pro forma adjustments, after tax                       (16)             (13)               (9)
       ------------------------------------------------------------------------------------------------------
       Net income, pro forma                                       $1,031             $889              $830
       ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by TAP. Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $30 million, $24 million, and $15 million in 1999, 1998 and 1997, respectively.

        --------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                       MINIMUM OPERATING RENTAL
        ($ in millions)                                        PAYMENTS
        --------------------------------------------------------------------------
        2000                                                       $38
        2001                                                        42
        2002                                                        41
        2003                                                        41
        2004                                                        41
        Thereafter                                                 273
        --------------------------------------------------------------------------
        Total Rental Payments                                     $476
        =========================================================================


     Future sublease rental income of approximately $79 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $195 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)
10.      FEDERAL INCOME TAXES

         EFFECTIVE TAX RATE

         ($ in millions)
        --------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                               1999            1998            1997
        --------------------------------------------------------------------------------------------------------
        Income Before Federal Income Taxes                            $1,592          $1,383          $1,283
        Statutory Tax Rate                                                35%             35%             35%
        --------------------------------------------------------------------------------------------------------
        Expected Federal Income Taxes                                    557             484             449
        Tax Effect of:
             Non-taxable investment income                               (19)            (5)              (4)
             Other, net                                                    7               2              (1)
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                          $  545          $  481          $  444
        ========================================================================================================
        Effective Tax Rate                                                34%             35%             35%
        --------------------------------------------------------------------------------------------------------

        COMPOSITION OF FEDERAL INCOME TAXES

        Current:
             United States                                                $377            $418            $410
             Foreign                                                        32              24              24
        --------------------------------------------------------------------------------------------------------
             Total                                                         409             442             434
        --------------------------------------------------------------------------------------------------------
        Deferred:
             United States                                                 143              40              10
             Foreign                                                        (7)             (1)             --
        --------------------------------------------------------------------------------------------------------
             Total                                                         136              39              10
        --------------------------------------------------------------------------------------------------------
        Federal Income Taxes                                              $545            $481            $444
        ========================================================================================================


     Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity were $17 million for each of the years ended December 31, 1999, 1998 and 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The net deferred tax liabilities at December 31, 1999 and 1998 were comprised of the tax effects of temporary differences related to the following assets and liabilities:


        -----------------------------------------------------------------------------------------------------------------
        ($ in millions)                                                                            1999             1998
                                                                                                   ----             ----
        -----------------------------------------------------------------------------------------------------------------
        Deferred Tax Assets:
             Benefit, reinsurance and other reserves                                              $ 645           $  616
             Operating lease reserves                                                                70               76
             Investments, net                                                                        11               --
             Other employee benefits                                                                106              103
             Other                                                                                  142              135
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                              974              930
        -----------------------------------------------------------------------------------------------------------------

        Deferred Tax Liabilities:
             Deferred acquisition costs and value of insurance in force                            (773)            (673)
             Investments, net                                                                        --             (489)
             Other                                                                                 (124)             (90)
        -----------------------------------------------------------------------------------------------------------------
                 Total                                                                             (897)          (1,252)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax (Liability) Asset Before Valuation Allowance                                77             (322)
        Valuation Allowance for Deferred Tax Assets                                                (100)            (100)
        -----------------------------------------------------------------------------------------------------------------
        Net Deferred Tax Liability After Valuation Allowance                                      $ (23)          $ (422)
        -----------------------------------------------------------------------------------------------------------------


     The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

     The $100 million valuation allowance is sufficient to cover any capital losses on investments that may exceed the capital gains able to be generated in the life insurance group's consolidated federal income tax return based upon management's best estimate of the character of the reversing temporary differences. Reversal of the valuation allowance is contingent upon the recognition of future capital gains or a change in circumstances that causes the recognition of the benefits to become more likely than not. There was no change in the valuation allowance during 1999. The initial recognition of any benefit produced by the reversal of the valuation allowance will be recognized by reducing goodwill.

     At December 31, 1999, the Company had no ordinary or capital loss carryforwards.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.


11.  NET INVESTMENT INCOME

        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        GROSS INVESTMENT INCOME
             Fixed maturities                                           $1,806         $1,598         $1,460
             Mortgage loans                                                235            295            291
             Joint ventures and partnerships                               141             74             55
             Trading                                                       141             43             57
             Other, including policy loans                                 287            240            263
        ------------------------------------------------------------------------------------------------------
                                                                         2,610          2,250          2,126
        ------------------------------------------------------------------------------------------------------
        Investment expenses                                                104             65             89
        ------------------------------------------------------------------------------------------------------
        Net investment income                                           $2,506         $2,185         $2,037
        ------------------------------------------------------------------------------------------------------


12.  INVESTMENTS AND INVESTMENT GAINS (LOSSES)

Realized investment gains (losses) for the periods were as follows:


        ------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                    1999           1998           1997
        ($ in millions)                                                    ----           ----           ----
        ------------------------------------------------------------------------------------------------------
        REALIZED INVESTMENT GAINS
             Fixed maturities                                             $(23)          $111           $ 71
             Equity securities                                               7              6             (9)
             Mortgage loans                                                 29             21             59
             Real estate held for sale                                     108             16             67
             Other                                                          (8)            (5)            11
        ------------------------------------------------------------------------------------------------------
                 Total Realized Investment Gains                          $113           $149           $199
        ------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:


        -------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                           1999          1998           1997
        ($ in millions)                                                           ----          ----           ----
        -------------------------------------------------------------------------------------------------------------
        UNREALIZED INVESTMENT GAINS (LOSSES)
             Fixed maturities                                                 $(1,554)        $   91         $  446
             Equity securities                                                     49             13             25
             Other                                                                (30)          (169)           520
        -------------------------------------------------------------------------------------------------------------
                 Total Unrealized Investment Gains (Losses)                    (1,535)           (65)           991
        -------------------------------------------------------------------------------------------------------------

             Related taxes                                                       (539)           (20)           350
        -------------------------------------------------------------------------------------------------------------
             Change in unrealized investment gains (losses)                      (996)           (45)           641
             Transferred to paid in capital, net of tax                            --           (585)            --
             Balance beginning of year                                            598          1,228            587
        -------------------------------------------------------------------------------------------------------------
                 Balance End of Year                                          $  (398)        $  598         $1,228
        -------------------------------------------------------------------------------------------------------------


     Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock. Also included in Other were unrealized gains of $506 million, which were reported in 1997, related to appreciation of Citigroup common stock.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Fixed Maturities

     The amortized cost and fair value of investments in fixed maturities were as follows:

        -------------------------------------------------------------------------------------------------------------------
                                                                                    GROSS          GROSS
        DECEMBER 31, 1999                                        AMORTIZED        UNREALIZED      UNREALIZED       FAIR
        ($ in millions)                                             COST             GAINS          LOSSES         VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 5,081         $    22         $   224         $ 4,879
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,032              14              53             993
             Obligations of states, municipalities and
             political subdivisions                                    214              --              31             183
             Debt securities issued by foreign governments             811              35              10             836
             All other corporate bonds                              13,938              69             384          13,623
             Other debt securities                                   3,319              30              99           3,250
             Redeemable preferred stock                                105               4               7             102
       -------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $24,500         $   174         $   808         $23,866
       -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                                  GROSS           GROSS
        DECEMBER 31, 1998                                        AMORTIZED      UNREALIZED      UNREALIZED          FAIR
        ($ in millions)                                             COST           GAINS          LOSSES            VALUE
        -------------------------------------------------------------------------------------------------------------------
        AVAILABLE FOR SALE:
             Mortgage-backed securities - CMOs and
             pass-through securities                               $ 4,717         $   147         $    11         $ 4,853
             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                             1,563             186               3           1,746
             Obligations of states, municipalities and
             political subdivisions                                    239              18              --             257
             Debt securities issued by foreign governments             634              41               3             672
             All other corporate bonds                              13,025             532              57          13,500
             Other debt securities                                   2,709             106              38           2,777
             Redeemable preferred stock                                 86               3               1              88
        ------------------------------------------------------------------------------------------------------------------
                 Total Available For Sale                          $22,973         $ 1,033         $   113         $23,893
        ------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Proceeds from sales of fixed maturities classified as available for sale were $12.6 billion, $13.4 billion and $7.6 billion in 1999, 1998 and 1997, respectively. Gross gains of $200 million, $314 million and $170 million and gross losses of $223 million, $203 million and $99 million in 1999, 1998 and 1997, respectively, were realized on those sales.

     Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion and $4.8 billion at December 31, 1999 and 1998, respectively.

     The amortized cost and fair value of fixed maturities at December 31, 1999, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


        --------------------------------------------------------------------------------------
                                                                AMORTIZED
        ($ in millions)                                            COST            FAIR VALUE
        --------------------------------------------------------------------------------------
        MATURITY:
             Due in one year or less                                $1,624            $1,622
             Due after 1 year through 5 years                        6,633             6,599
             Due after 5 years through 10 years                      5,257             5,132
             Due after 10 years                                      5,905             5,634
        --------------------------------------------------------------------------------------
                                                                    19,419            18,987
        --------------------------------------------------------------------------------------
             Mortgage-backed securities                              5,081             4,879
        --------------------------------------------------------------------------------------
                 Total Maturity                                    $24,500           $23,866
        --------------------------------------------------------------------------------------


     The Company makes investments in collateralized mortgage obligations
     (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 1999 and 1998, the Company held CMOs classified as available for sale with a fair value of $3.8 billion and $3.4 billion, respectively. Approximately 52% and 54%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 1999 and 1998. In addition, the Company held $1.1 billion and $1.4 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 1999 and 1998, respectively. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Equity Securities

     The cost and fair values of investments in equity securities were as follows:


        -------------------------------------------------------------------------------------------------------------------
                                                                          GROSS                GROSS
        EQUITY SECURITIES:                                             UNREALIZED             UNREALIZED         FAIR
        ($ in millions)                                  COST             GAINS                 LOSSES           VALUE
        -------------------------------------------------------------------------------------------------------------------
        DECEMBER 31, 1999
             Common stocks                                $195              $123                   $ 4              $314
             Non-redeemable preferred stocks               496                15                    41               470
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $691              $138                   $45              $784
        -------------------------------------------------------------------------------------------------------------------

        DECEMBER 31, 1998
             Common stocks                                $129               $44                   $ 3              $170
             Non-redeemable preferred stocks               345                10                     7               348
        -------------------------------------------------------------------------------------------------------------------
                 Total Equity Securities                  $474               $54                   $10              $518
        -------------------------------------------------------------------------------------------------------------------


     Proceeds from sales of equity securities were $100 million, $212 million and $341 million in 1999, 1998 and 1997, respectively. Gross gains of $15 million, $30 million and $53 million and gross losses of $8 million, $24 million and $62 million in 1999, 1998 and 1997, respectively, were realized on those sales.


     Mortgage Loans and Real Estate Held For Sale

     At December 31, 1999 and 1998, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:


        --------------------------------------------------------------------------------------------------
        ($ in millions)                                                              1999            1998
        --------------------------------------------------------------------------------------------------
        Current Mortgage Loans                                                    $2,228          $2,370
        Underperforming Mortgage Loans                                                57             236
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans                                                  2,285           2,606
        --------------------------------------------------------------------------------------------------

        Real Estate Held For Sale - Foreclosed                                       223             112
        Real Estate Held For Sale - Investment                                        13              31
        --------------------------------------------------------------------------------------------------
             Total Real Estate                                                       236             143
        --------------------------------------------------------------------------------------------------
             Total Mortgage Loans and Real Estate Held for Sale                   $2,521          $2,749
        ==================================================================================================

     Underperforming mortgage loans include delinquent mortgage loans, loans in the process of foreclosure, foreclosed loans and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Aggregate annual maturities on mortgage loans at December 31, 1999 are as follows:

        -----------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,
        ($ in millions)
        -----------------------------------------------------------------------
        Past Maturity                                            $   39
        2000                                                        162
        2001                                                        172
        2002                                                        137
        2003                                                        131
        2004                                                        140
        Thereafter                                                1,504
        -----------------------------------------------------------------------
             Total                                               $2,285
        =======================================================================


     Trading Securities

     Trading securities of the Company are held in Tribeca.

        -------------------------------------------------------------------------------------------
        ($ in millions)                                                    1999            1998
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES OWNED
        Convertible bond arbitrage                                       $1,045            $754
        Merger arbitrage                                                    421             427
        Other                                                               212               5
        -------------------------------------------------------------------------------------------
             Total                                                       $1,678          $1,186
        -------------------------------------------------------------------------------------------
        TRADING SECURITIES SOLD NOT YET PURCHASED
        Convertible bond arbitrage                                         $799            $521
        Merger arbitrage                                                    299             352
        -------------------------------------------------------------------------------------------
             Total                                                       $1,098            $873
        -------------------------------------------------------------------------------------------

     The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     Concentrations

     At December 31, 1999 and 1998, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 8.

     The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 8.

     The Company had concentrations of investments, primarily fixed maturities, in the following industries:


        --------------------------------------------------------------------------
        ($ in millions)                                     1999           1998
        --------------------------------------------------------------------------
        Banking                                            $1,906         $2,131
        Electric Utilities                                  1,653          1,513
        Finance                                             1,571          1,346
        --------------------------------------------------------------------------


     The Company held investments in Foreign Banks in the amount of $1,012 million and $997 million at December 31, 1999 and 1998, respectively, which are included in the table above. Also, below investment grade assets included in the preceding table were not significant.

     Included in fixed maturities are below investment grade assets totaling $2.2 billion and $2.1 billion at December 31, 1999 and 1998, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

     Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



     The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.


     Non-Income Producing Investments

     Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.


     Restructured Investments

     The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 1999 and 1998. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 1999 and in 1998. Interest on these assets, included in net investment income was insignificant in 1999 and 1998.


13.  DEPOSIT FUNDS AND RESERVES

     At December 31, 1999, the Company had $27.0 billion of life and annuity deposit funds and reserves. Of that total, $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amount that is subject to discretionary withdrawal is $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $6.2 billion of liabilities are surrenderable without charge. More than 12.7% of these relate to individual life products. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



14.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:


          ---------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                             1999            1998             1997
        ($ in millions)                                                             ----            ----             ----
          ---------------------------------------------------------------------------------------------------------------------
        Net Income From Continuing Operations                                    $ 1,047          $   902          $   839
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized gains                                                     (113)            (149)            (199)
                 Deferred federal income taxes                                       136               39               10
                 Amortization of deferred policy acquisition costs                   315              275              252
                 Additions to deferred policy acquisition costs                     (686)            (566)            (471)
                 Investment income                                                  (221)            (202)             (32)
                 Premium balances                                                    (23)              23              (64)
                 Insurance reserves and accrued expenses                             421              348              111
                 Other                                                                99              205              380
          ---------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                 $   975          $   875          $   826
          ---------------------------------------------------------------------------------------------------------------------

          ---------------------------------------------------------------------------------------------------------------------


15.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999, the transfer of Citigroup common stock to Citigroup preferred stock valued at $987 million in 1998 and the conversion of $119 million of real estate held for sale to other invested assets as a joint venture in 1997.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



16.  OPERATING SEGMENTS

     The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

     The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of The Travelers Insurance Company and The Travelers Life and Annuity Company. Travelers Life & Annuity offers individual annuity, group annuity, individual life and long-term care products distributed by the Company and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life and long-term care insurance. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

     The PRIMERICA LIFE business segment consolidates primarily the business of Primerica Life Insurance Company, Primerica Life Insurance Company of Canada and National Benefit Life Insurance Company. The Primerica Life business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 80,000 full and part-time licensed Personal Financial Analysts.

     The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume.

     BUSINESS SEGMENT INFORMATION:

       -----------------------------------------------------------------------------------------------------------------
                                                         TRAVELERS LIFE &   PRIMERICA LIFE
       1999 ($ in millions)                                  ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
        Business Volume:
             Premiums                                        $   666             $ 1,072             $ 1,738
             Deposits                                         11,220                  --              11,220
                                                             -------             -------             -------
        Total business volume                                $11,886             $ 1,072             $12,958
        Net investment income                                  2,249                 257               2,506
        Interest credited to contractholders                     937                  --                 937
        Amortization of deferred acquisition costs               127                 188                 315
        Federal income taxes on Operating Income                 319                 186                 505
        Operating Income (excludes realized gains or
             losses and the related FIT)                     $   619             $   355             $   974
        Segment Assets                                       $56,615             $ 6,916             $63,531
       -----------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       -----------------------------------------------------------------------------------------------------------------
                                                                TRAVELERS LIFE &      PRIMERICA LIFE
       1998 ($ in millions)                                          ANNUITY            INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   683               $1,057           $ 1,740
            Deposits                                                   7,693                   --             7,693
                                                                     -------               ------           -------
       Total business volume                                         $ 8,376               $1,057           $ 9,433
       Net investment income                                           1,965                  220             2,185
       Interest credited to contractholders                              876                   --               876
       Amortization of deferred acquisition costs                         88                  187               275
       Federal income taxes on Operating Income                          260                  170               430
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   493               $  312           $   805
       Segment Assets                                                $49,646               $6,902           $56,548
       -----------------------------------------------------------------------------------------------------------------


       -----------------------------------------------------------------------------------------------------------------
                                                                 TRAVELERS LIFE       PRIMERICA LIFE
       1997 ($ in millions)                                         & ANNUITY           INSURANCE            TOTAL
       -----------------------------------------------------------------------------------------------------------------
       Business Volume:
            Premiums                                                 $   548               $1,035           $ 1,583
            Deposits                                                   5,276                   --             5,276
                                                                     -------               ------           -------
       Total business volume                                         $ 5,824               $1,035           $ 6,859
       Net investment income                                           1,836                  201             2,037
       Interest credited to contractholders                              829                   --               829
       Amortization of deferred acquisition costs                         68                  184               252
       Federal income taxes on Operating Income                          221                  153               374
       Operating Income (excludes realized gains or
            losses and the related FIT)                              $   427               $  283           $   710
       Segment Assets                                                $42,330               $7,110           $49,440
       -----------------------------------------------------------------------------------------------------------------


     The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets, were not material.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



       ----------------------------------------------------------------------------------------------------------
       BUSINESS SEGMENT RECONCILIATION:
       ($ in millions)
       ----------------------------------------------------------------------------------------------------------

       REVENUES                                                         1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total business volume                                         $12,958           $9,433        $6,859
       Net investment income                                           2,506            2,185         2,037
       Realized investment gains                                         113              149           199
       Other revenues                                                    521              440           354
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total revenues                                           $4,878           $4,514        $4,173
       ==========================================================================================================

       OPERATING INCOME                                                 1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total operating income of business segments                    $  974             $805          $710
       Realized investment gains net of tax                               73               97           129
       ----------------------------------------------------------------------------------------------------------
             Income from continuing operations                        $1,047             $902          $839
       ==========================================================================================================

       ASSETS                                                           1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Total assets of business segments                             $63,531          $56,548       $49,440
       ==========================================================================================================


       REVENUE BY PRODUCTS                                              1999             1998          1997
       ----------------------------------------------------------------------------------------------------------
       Deferred Annuities                                             $5,694           $4,198        $3,303
       Group and Payout Annuities                                      7,275            5,326         3,737
       Individual Life and Health Insurance                            2,434            2,270         2,102
       Other (a)                                                         695              413           307
       Elimination of deposits                                       (11,220)          (7,693)       (5,276)
       ----------------------------------------------------------------------------------------------------------
             Total Revenue                                            $4,878           $4,514        $4,173
       ==========================================================================================================

(a) Other represents revenue attributable to unallocated capital and run-off businesses.


     The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

     The Company had no transactions with a single customer representing 10% or more of its revenue.

                       STATEMENT OF ADDITIONAL INFORMATION

                         FUND ABD FOR VARIABLE ANNUITIES












                      Individual Variable Annuity Contract
                                    issued by





                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183














L-20686                                                           May 2000

                                     PART C


                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

               Statement of Assets and Liabilities as of December 31, 1999 Statement of Operations for the year ended December 31, 1999 Statement of Changes in Net Assets for the years ended December 31, 1999 and 1998
               Statement of Investments as of December 31, 1999
               Notes to Financial Statements

        The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

               Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997
               Consolidated Balance Sheets as of December 31, 1999 and 1998 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 1999, 1998 and 1997
               Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997
               Notes to Consolidated Financial Statements


(b)            Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed December 22, 1995.)

2.             Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and CFBDS, Inc. (Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4, filed May 23, 1997.) (Incorporated herein by reference to Exhibit 3(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

4. Form of Variable Annuity Contract(s). (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, filed June 17, 1996.)

5.             None.

6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.             None.
8.             None.

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 28, 1997.)

10.            Consent of KPMG LLP, Independent Certified Public Accountants.

13. Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, filed April 28, 1997.)

15(a). Powers of Attorney authorizing Jay S. Fishman or Ernest J. Wright as signatory for Robert I. Lipp, Michael A. Carpenter, Charles O. Prince III, Marc P. Weill, Irwin R. Ettinger, Donald T. DeCarlo and Christine B. Mead. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4, filed December 22, 1995.)

15(b).         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
               McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.



Item 25.  Directors and Officers of the Depositor

Name and Principal               Positions and Offices
Business Address                 with Insurance Company
----------------------           ----------------------

George C. Kokulis*               Director, President and Chief Executive Officer
Katherine M. Sullivan*           Director and Senior Vice President
Marc P. Weill**                  Director and Senior Vice President
Mary Jean Thornton*              Executive Vice President and
                                 Chief Information Officer
Stuart Baritz***                 Senior Vice President
Jay S. Fishman*                  Senior Vice President
Barry Jacobson*                  Senior Vice President
Russell H. Johnson*              Senior Vice President
Marla Berman Lewitus*            Senior Vice President and General Counsel
Brendan Lynch*                   Senior Vice President
Warren H. May*                   Senior Vice President
Kathleen Preston*                Senior Vice President
David A. Tyson*                  Senior Vice President
F. Denney Voss*                  Senior Vice President

Glenn D. Lammey*                 Chief Financial Officer, Chief
                                 Accounting Officer and Controller
David A. Golino*                 Vice President
Donald R. Munson, Jr.*           Vice President
Anthony Cocolla                  Second Vice President
Scott R. Hansen                  Second Vice President
Linn K. Richardson*              Second Vice President and Actuary
Paul Weissman                    Second Vice President and Actuary
Ernest J. Wright*                Vice President and Secretary
Kathleen A. McGah*               Assistant Secretary and
                                   Deputy General Counsel

Principal Business Address:
*        The Travelers Insurance Company        **       Citigroup Inc.
         One Tower Square                                388 Greenwich Street
         Hartford, CT  06183                             New York, N.Y. 10013

***      Travelers Portfolio Group
         1345 Avenue of the Americas
         New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


       Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.2 to the Registration Statement on Form N-4, File No. 333-40193, filed April 12, 2000.


Item 27.  Number of Contract Owners

As of February 29, 2000, 4,351 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.  Indemnification

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)              CFBDS, Inc.
                 21 Milk Street
                 Boston, MA 02109

CFBDS, Inc. also serves as principal underwriter for the following :

(a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds(SM) International Growth & Income Portfolio, CitiFunds(SM) International Growth Portfolio, CitiFunds(SM) U.S. Treasury Reserves, CitiFunds(SM) Cash Reserves, CitiFunds(SM) Premium U.S. Treasury Reserves, CitiFunds(SM) Premium Liquid Reserves, CitiFunds(SM) Institutional U.S. Treasury Reserves, CitiFunds(SM) Institutional Liquid Reserves, CitiFunds(SM) Institutional Cash Reserves, CitiFunds(SM) Tax Free Reserves, CitiFunds(SM) Institutional Tax Free Reserves, CitiFunds(SM) California Tax Free Reserves, CitiFunds(SM) Connecticut Tax Free Reserves, CitiFunds(SM) New York Tax Free Reserves, CitiFunds(SM) New York Tax Free Income Portfolio, CitiFunds(SM) National Tax Free Income Portfolio, CitiFunds(SM) California Tax Free Income Portfolio,

CitiFunds(SM) Intermediate Income Portfolio, CitiFunds(SM) Balanced Portfolio, CitiFunds(SM) Small Cap Value Portfolio, CitiFunds(SM) Growth & Income Portfolio, CitiFunds(SM) Large Cap Growth Portfolio, CitiFunds(SM) Small Cap Growth Portfolio, CitiFunds(SM) Short-Term U.S. Government Income Portfolio, CitiFunds(SM) Emerging Asian Markets Equity Portfolio CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFunds(SM) Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 100, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500.

CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, High Yield Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, Emerging Asian Markets Equity Portfolio.

CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities

CFBDS is also the distributor for the following funds: Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio.

CFBDS is also the distributor for the following Smith Barney Mutual Fund registrants: Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney

Diversified Strategic Income Fund, Smith Barney Exchange Reserve
Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series.

CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

(b) The information required by this Item 29 with respect to each director and officer of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)         Not Applicable.


Item 30.  Location of Accounts and Records

            The Travelers Insurance Company
            One Tower Square
            Hartford, Connecticut  06183

Item 31.  Management Services

Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 17th day of April, 2000.


                  THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                          By:*GLENN D. LAMMEY
                             ----------------
                                 Glenn D. Lammey, Chief Financial Officer,
                                 Chief Accounting Officer and Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 17th day of April 2000.




*  GEORGE C. KOKULIS             Director, President and Chief Executive Officer
------------------------------            (Principal Executive Officer)
  (George C. Kokulis)


*  KATHERINE M. SULLIVAN         Director
------------------------------
  (Katherine M. Sullivan)


*  MARC P. WEILL                 Director
------------------------------
  (Marc P. Weill)



*By:  /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.               Description                                                      Method of Filing
                  -----------                                                      ----------------

10.            Consent of KPMG LLP, Independent Certified                          Electronically
               Public Accountants.

15(b).         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.      Electronically
               McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey.